PaineWebber PACE Select Advisors Trust

  PACE Money Market Investments

  PACE Government Securities Fixed Income Investments

  PACE Intermediate Fixed Income Investments

  PACE Strategic Fixed Income Investments

  PACE Municipal Fixed Income Investments

  PACE Global Fixed Income Investments

  PACE Large Company Value Equity Investments

  PACE Large Company Growth Equity Investments

  PACE Small/Medium Company Value Equity Investments

  PACE Small/Medium Company Growth Equity Investments

  PACE International Equity Investments

  PACE International Emerging Markets Equity Investments

                               --------------------
                                    PROSPECTUS
                                 NOVEMBER 27, 2000
                         ----------------------------------

This prospectus offers Class P shares of the twelve funds in the Trust to participants in the PaineWebber PACE-SM- Select Advisors Program. The PACE Select Advisors Program and these funds are designed to assist you in devising an asset allocation strategy to meet your individual needs.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

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                            ------------------------
                     PaineWebber PACE Select Advisors Trust

                                    Contents
                                   THE FUNDS

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What every investor              PACE Money Market Investments
should know about                  4                   Investment Objective, Strategies and
                                                       Risks
the funds                          5                   Performance
                                   6                   Expenses and Fee Tables
                                 PACE Government Securities Fixed Income Investments
                                   7                   Investment Objective, Strategies and
                                                       Risks
                                   8                   Performance
                                   9                   Expenses and Fee Tables
                                 PACE Intermediate Fixed Income Investments
                                  10                   Investment Objective, Strategies and
                                                       Risks
                                  11                   Performance
                                  12                   Expenses and Fee Tables
                                 PACE Strategic Fixed Income Investments
                                  13                   Investment Objective, Strategies and
                                                       Risks
                                  14                   Performance
                                  15                   Expenses and Fee Tables
                                 PACE Municipal Fixed Income Investments
                                  16                   Investment Objective, Strategies and
                                                       Risks
                                  17                   Performance
                                  18                   Expenses and Fee Tables
                                 PACE Global Fixed Income Investments
                                  19                   Investment Objective, Strategies and
                                                       Risks
                                  21                   Performance
                                  22                   Expenses and Fee Tables
                                 PACE Large Company Value Equity Investments
                                  23                   Investment Objectives, Strategies and
                                                       Risks
                                  24                   Performance
                                  25                   Expenses and Fee Tables
                                 PACE Large Company Growth Equity Investments
                                  26                   Investment Objective, Strategies and
                                                       Risks
                                  27                   Performance
                                  28                   Expenses and Fee Tables
                                 PACE Small/Medium Company Value Equity Investments
                                  29                   Investment Objective, Strategies and
                                                       Risks
                                  30                   Performance
                                  31                   Expenses and Fee Tables
                                 PACE Small/Medium Company Growth Equity Investments
                                  32                   Investment Objective, Strategies and
                                                       Risks
                                  33                   Performance
                                  34                   Expenses and Fee Tables
                                 PACE International Equity Investments
                                  35                   Investment Objective, Strategies and
                                                       Risks
                                  36                   Performance
                                  37                   Expenses and Fee Tables
                                 PACE International Emerging Markets Equity Investments
                                  38                   Investment Objective, Strategies and
                                                       Risks
                                  39                   Performance
                                  40                   Expenses and Fee Tables
                                  41                   More About Risks and Investment
                                                       Strategies

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                               Prospectus Page 2

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                     PaineWebber PACE Select Advisors Trust

                                YOUR INVESTMENT

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Information for                   44                   Investing in the Funds
managing your fund                                     --Buying Shares
account                                                --The PaineWebber PACE-SM- Select
                                                       Advisors
                                                       Program
                                                       --Selling Shares
                                                       --Pricing and Valuation

                             ADDITIONAL INFORMATION

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Additional important              46                   Management
information about                 51                   Dividends and Taxes
the funds                         52                   Financial Highlights
                                 A-1                   Appendix A
                                 B-1                   Appendix B

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Where to learn more                                    Back Cover
about these funds

                            The funds are not complete or
                            balanced investment programs.

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                               Prospectus Page 3

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                   PaineWebber PACE Money Market Investments

                         PACE Money Market Investments

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

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FUND OBJECTIVE

Current income consistent with preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market mutual fund and seeks to maintain a stable price of $1.00 per share. The fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in U.S. dollars.

Mitchell Hutchins Asset Management Inc., the fund's manager and investment adviser, selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. Mitchell Hutchins considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by the fund are:

- CREDIT RISK -- Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

- INTEREST RATE RISK -- The value of the fund's investments generally will fall when short term interest rates rise, and its yield will tend to lag behind prevailing rates.

- FOREIGN INVESTING RISK -- The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in U.S. dollars, it generally is not subject to the risk of changes in currency valuations.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

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                               Prospectus Page 4

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                   PaineWebber PACE Money Market Investments

                                  PERFORMANCE

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RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect the annual PACE Select Advisors Program fee; if it did, the total returns shown would be lower.

The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares. The table does reflect the annual PACE Select Advisors Program fee.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

TOTAL RETURN (1996 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR  TOTAL RETURN
1996                  5.05%
1997                  5.27%
1998                  5.21%
1999                  4.82%

Total Return January 1 to September 30, 2000 -- 4.44%

Best quarter during calendar years shown: 4th quarter, 1997 -- 1.33%

Worst quarter during calendar years shown: 1st quarter, 1999 -- 1.12%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999

                                                              CLASS P
                                                              --------
One Year....................................................   3.26%
Life of Fund (Inception Date 8/24/95).......................   3.55%

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                               Prospectus Page 5

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                   PaineWebber PACE Money Market Investments

                            EXPENSES AND FEE TABLES

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FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases
  (as a % of offering price)................................  None
Maximum Deferred Sales Charge (Load)
  (as a % of offering price)................................  None
Maximum Annual Account Fee for PaineWebber PACE Select
  Advisors Program
  (as a % of average value of shares held on the last
  calendar day of the previous quarter).....................  1.50%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

Management Fees.............................................  0.15%
Distribution and/or Service (12b-1) Fees....................  None
Other Expenses*.............................................  0.80%
                                                              ----
Total Annual Fund Operating Expenses........................  0.95%
                                                              ====
Expense Reimbursements**....................................  0.45%
                                                              ----
Net Expenses**..............................................  0.50%
                                                              ====

---------

 *  Includes an administration fee of 0.20% paid by the fund to Mitchell
Hutchins.

** The fund and Mitchell Hutchins have entered into a written expense reimbursement agreement. Mitchell Hutchins is contractually obligated to reimburse the fund to the extent that the fund's expenses through December 1, 2002 otherwise would exceed the "Net Expenses" rate shown above. The fund has agreed to repay Mitchell Hutchins for those reimbursed expenses if it can do so over the following three years without causing the fund's expenses in any of those three years to exceed the "Net Expenses" rate.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example includes the maximum annual fee for the PACE Select Advisors Program and also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same, except for the two year period when the fund's expenses are lower due to its reimbursement agreement with Mitchell Hutchins. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS    5 YEARS    10 YEARS
------   --------   --------   --------
 $203      $675      $1,222     $2,716

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                               Prospectus Page 6

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        PaineWebber PACE Government Securities Fixed Income Investments

              PACE Government Securities Fixed Income Investments

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

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FUND OBJECTIVE

Current income.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests in U.S. government bonds and other bonds of varying maturities, but normally limits its portfolio "duration" to between one and seven years. "Duration" is a measure of the fund's exposure to interest rate risk. A longer duration means that changes in market interest rates are likely to have a larger effect on the value of the assets in a portfolio.

The fund invests primarily in mortgage-backed securities issued or guaranteed by U.S. government agencies and in other U.S. government securities. The fund also invests, to a lesser extent, in investment grade bonds of private issuers, including those backed by mortgages or other assets. These privately issued bonds generally have one of the two highest credit ratings, although the fund may invest to a limited extent in privately issued bonds with the third highest credit rating. The fund may invest in when-issued or delayed delivery bonds to increase its return, giving rise to a form of leverage. The fund may (but is not required to) use options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

Mitchell Hutchins Asset Management Inc., the fund's manager, has selected Pacific Investment Management Company LLC ("PIMCO") to serve as the fund's investment adviser. PIMCO establishes duration targets for the fund's portfolio based on its expectations for changes in interest rates and then positions the fund to take advantage of yield curve shifts. PIMCO decides to buy or sell specific bonds based on an analysis of their values relative to other similar bonds. PIMCO monitors the prepayment experience of the fund's mortgage-backed bonds and will also buy and sell securities to adjust the fund's average portfolio duration, yield curve and sector and prepayment exposure, as appropriate.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

- INTEREST RATE RISK -- The value of the fund's investments generally will fall when interest rates rise. Some corporate bonds provide that the issuer may repay them earlier than the maturity date. When interest rates are falling, bond issuers may exercise this right more often, and the fund may have to reinvest these repayments at lower interest rates.

- PREPAYMENT RISK -- The fund's mortgage- and asset-backed securities may be prepaid more rapidly than expected, especially when interest rates are falling, and the fund may have to reinvest those prepayments at lower interest rates. When interest rates are rising, slower prepayments may extend the duration of the securities and may reduce their value.

- LEVERAGE RISK -- Leverage magnifies the effect of changes in market values. While leverage can increase the fund's income and potential for gain, it also can increase expenses and the risk of loss. The fund attempts to limit the magnifying effect of its leverage by managing its portfolio duration.

- CREDIT RISK -- Bond issuers may fail to make payments when due, or they may become less willing or less able to do so.

- DERIVATIVES RISK -- The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

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                               Prospectus Page 7

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        PaineWebber PACE Government Securities Fixed Income Investments

                                  PERFORMANCE

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RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect the maximum annual PACE Select Advisors Program fee; if it did, the total returns shown would be lower.

The table that follows the bar chart shows the average annual returns for the 1999 calendar year and for the life of the fund and does reflect the maximum annual PACE Select Advisors Program fee. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any fees or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

TOTAL RETURN (1996 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR  TOTAL RETURN
1996                  4.26%
1997                  9.04%
1998                  6.42%
1999                  1.01%

Total Return January 1 to September 30, 2000 -- 7.19%

Best quarter during calendar years shown: 2nd quarter, 1997 -- 3.50%

Worst quarter during calendar years shown: 1st quarter, 1996 -- (1.33)%

AVERAGE ANNUAL TOTAL RETURNS

as of December 31, 1999

                                                                         LEHMAN BROTHERS
                                                                         MORTGAGE-BACKED
                                                              CLASS P    SECURITIES INDEX
                                                              -------    ----------------
One Year....................................................  (0.49)%         1.86%
Life of Fund (Inception Date 8/24/95).......................   4.29%          6.42%

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                               Prospectus Page 8

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        PaineWebber PACE Government Securities Fixed Income Investments

                            EXPENSES AND FEE TABLES

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FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases
  (as a % of offering price)................................  None
Maximum Deferred Sales Charge (Load)
  (as a % of offering price)................................  None
Maximum Annual Account Fee for PaineWebber PACE Select
  Advisors Program
  (as a % of average value of shares held on the last
  calendar day of the previous quarter).....................   1.50%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

Management Fees.............................................   0.50%
Distribution and/or Service (12b-1) Fees....................  None
Other Expenses*.............................................   0.41%
                                                              -----
Total Annual Fund Operating Expenses........................   0.91%+
                                                              =====
Management Fee Waiver/Expense Reimbursements**..............   0.04%
                                                              -----
Net Expenses**..............................................   0.87%+
                                                              =====

---------

 *  Includes an administration fee of 0.20% paid by the fund to Mitchell
Hutchins.

** The fund and Mitchell Hutchins have entered into a written agreement under which Mitchell Hutchins is contractually obligated to waive its management fee and/or reimburse the fund to the extent that the fund's expenses through December 1, 2002 otherwise would exceed the "Net Expenses" rate shown above. The fund has agreed to repay Mitchell Hutchins for any reimbursed expenses if it can do so over the following three years without causing the fund's expenses in any of those three years to exceed the "Net Expenses" rate.

+ Includes 0.02% of interest expense related to reverse repurchase agreements during the year ended July 31, 2000.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example includes the maximum annual fee for the PACE Select Advisors Program and also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same, except for the two year period when the fund's expenses are lower due to its agreement with Mitchell Hutchins. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS    5 YEARS    10 YEARS
------   --------   --------   --------
 $240      $744      $1,278     $2,740

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                               Prospectus Page 9

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             PaineWebber PACE Intermediate Fixed Income Investments

                   PACE Intermediate Fixed Income Investments

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

--------------------------------------------------------------------------------

FUND OBJECTIVE

Current income, consistent with reasonable stability of principal.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests in bonds of varying maturities, but normally limits its overall portfolio "duration" to between two and four and one-half years. "Duration" is a measure of the fund's exposure to interest rate risk. A longer duration means that changes in market interest rates are likely to have a larger effect on the value of the assets in a portfolio.

The fund invests primarily in U.S. and foreign government bonds, U.S. and foreign corporate bonds and bonds that are backed by mortgages or other assets. The fund limits its investments to investment grade bonds. The fund also may invest in preferred stocks.

The fund's investments in securities of foreign issuers may include, to a limited extent, securities that are denominated in foreign currencies of developed countries. The fund may (but is not required to) use forward currency contracts, options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

Mitchell Hutchins Asset Management Inc., the fund's manager, has selected Metropolitan West Asset Management, LLC ("MWAM") to serve as the fund's investment adviser. MWAM decides to buy specific bonds for the fund based on its value added strategies, with the goal of outperforming the Lehman Brothers Intermediate Government Credit Index while maintaining below average volatility. These strategies are anchored by MWAM's long-term economic outlook and include managing interest rate risk through limited duration shifts, yield curve management, diversifying the fund's investments across all permitted investment sectors while overweighting the most attractive sectors, identifying undervalued securities and aggressive execution. MWAM generally sells securities that no longer meet these selection criteria or when it identifies more attractive investment opportunities and may also sell securities to adjust the average duration of the fund's portfolio.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

- INTEREST RATE RISK -- The value of the fund's investments generally will fall when interest rates rise. Some corporate bonds provide that the issuer may repay them earlier than the maturity date. When interest rates are falling, bond issuers may exercise this right more often, and the fund may have to reinvest these repayments at lower interest rates.

- CREDIT RISK -- Bond issuers may fail to make payments when due, or they may become less willing or less able to do so.

- PREPAYMENT RISK -- The fund's mortgage- and asset-backed securities may be prepaid more rapidly than expected, especially when interest rates are falling, and the fund may have to reinvest those prepayments at lower interest rates. When interest rates are rising, slower prepayments may extend the duration of the securities and may reduce their value.

- SINGLE ISSUER CONCENTRATION RISK -- Because the fund is non-diversified, it can invest more of its assets in a single issuer than a diversified fund can. As a result, changes in the market value of a single issuer can have a greater effect on the fund's performance and share price than it would for a more diversified fund.

- FOREIGN INVESTING RISK -- The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the U.S. dollar.

- DERIVATIVES RISK -- The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

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                               Prospectus Page 10

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                            ------------------------
             PaineWebber PACE Intermediate Fixed Income Investments

                                  PERFORMANCE

--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect the maximum annual PACE Select Advisors Program fee; if it did, the total returns shown would be lower.

The table that follows the bar chart shows the average annual returns for the 1999 calendar year and for the life of the fund and does reflect the maximum annual PACE Select Advisors Program fee. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any fees or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future. This may be particularly true for the period prior to October 10, 2000, which is the date on which MWAM assumed day-to-day management of the fund's assets. Prior to that date, another investment adviser was responsible for managing the fund's assets. See Appendix A for information about the historical performance of accounts managed by MWAM with substantially similar investment objectives, policies and strategies to those of the fund.

TOTAL RETURN (1996 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR  TOTAL RETURN
1996                  3.14%
1997                  7.45%
1998                  7.36%
1999                (0.11)%

Total Return January 1 to September 30, 2000 -- 6.18%

Best quarter during calendar years shown: 3rd quarter, 1998 -- 4.17%

Worst quarter during calendar years shown: 1st quarter, 1996 -- (1.13)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999

                                                                          LEHMAN BROTHERS
                                                                           INTERMEDIATE
                                                           CLASS P    GOVERNMENT CREDIT INDEX
                                                           --------   -----------------------
One Year.................................................  (1.59)%              0.39%
Life of Fund (Inception Date 8/24/95)....................   3.41%               5.74%

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                               Prospectus Page 11

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                            ------------------------
             PaineWebber PACE Intermediate Fixed Income Investments

                            EXPENSES AND FEE TABLES

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FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases
  (as a % of offering price)................................  None
Maximum Deferred Sales Charge (Load)
  (as a % of offering price)................................  None
Maximum Annual Account Fee for PaineWebber PACE Select
  Advisors Program
  (as a % of average value of shares held on the last
  calendar day of the previous quarter).....................   1.50%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

Management Fees.............................................   0.40%
Distribution and/or Service (12b-1) Fees....................  None
Other Expenses*.............................................   0.39%
                                                               ----
Total Annual Fund Operating Expenses........................   0.79%
                                                               ====

---------

 *  Includes an administration fee of 0.20% paid by the fund to Mitchell
Hutchins.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example includes the maximum annual fee for the PACE Select Advisors Program and also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
-------   --------   --------   --------
 $232       $715      $1,225     $2,626

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                               Prospectus Page 12

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                            ------------------------
              PaineWebber PACE Strategic Fixed Income Investments

                    PACE Strategic Fixed Income Investments

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

--------------------------------------------------------------------------------

FUND OBJECTIVE

Total return consisting of income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests in bonds of varying maturities, but normally limits its portfolio "duration" to between three and eight years. "Duration" is a measure of the fund's exposure to interest rate risk. A longer duration means that changes in market interest rates are likely to have a larger effect on the value of the assets in a portfolio.

The fund invests primarily in investment grade bonds of governmental and private issuers in the United States and foreign countries, including bonds that are backed by mortgages or other assets, and in bonds that are convertible into common stock. The fund's investments in securities of foreign issuers may include, to a limited extent, securities that are denominated in foreign currencies.

The fund also invests, to a limited extent, in bonds that are below investment grade. Securities rated below investment grade are commonly known as "junk bonds." The fund may invest in when-issued or delayed delivery bonds to increase its return, giving rise to a form of leverage. The fund may (but is not required to) use forward currency contracts, options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

Mitchell Hutchins Asset Management Inc., the fund's manager, has selected Pacific Investment Management Company LLC ("PIMCO") to serve as the fund's investment adviser. PIMCO seeks to invest the fund's assets in those areas of the bond market that it considers undervalued, based on such factors as quality, sector, coupon and maturity. PIMCO establishes duration targets for the fund's portfolio based on its expectations for changes in interest rates and then positions the fund to take advantage of yield curve shifts. PIMCO decides to buy or sell specific bonds based on an analysis of their values relative to other similar bonds. PIMCO monitors the prepayment experience of the fund's mortgage-backed bonds and will also buy and sell securities to adjust the fund's average portfolio duration, yield curve, sector and prepayment exposure, as appropriate.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

- INTEREST RATE RISK -- The value of the fund's investments generally will fall when interest rates rise. Some corporate bonds provide that the issuer may repay them earlier than the maturity date. When interest rates are falling, bond issuers may exercise this right more often, and the fund may have to reinvest these repayments at lower interest rates.

- PREPAYMENT RISK -- The fund's mortgage- and asset-backed securities may be prepaid more rapidly than expected, especially when interest rates are falling, and the fund may have to reinvest those prepayments at lower interest rates. When interest rates are rising, slower prepayments may extend the duration of the securities and may reduce their value.

- CREDIT RISK -- Bond issuers may fail to make payments when due, or they may become less willing or less able to do so. This risk is greater for lower quality bonds than for bonds that are investment grade

- FOREIGN INVESTING RISK -- The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the U.S. dollar. Investments in foreign government bonds involve special risks because the fund may have limited legal recourse in the event of default.

- LEVERAGE RISK -- Leverage magnifies the effect of changes in market values. While leverage can increase the fund's income and potential for gain, it also can increase expenses and the risk of loss. The fund attempts to limit the magnifying effect of its leverage by managing its portfolio duration.

- DERIVATIVES RISK -- The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

--------------------------------------------------------------------------------
                               Prospectus Page 13

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                            ------------------------
              PaineWebber PACE Strategic Fixed Income Investments

                                  PERFORMANCE

--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect the maximum annual PACE Select Advisors Program fee; if it did, the total returns shown would be lower.

The table that follows the bar chart shows the average annual returns for the 1999 calendar year and for the life of the fund and does reflect the maximum annual PACE Select Advisors Program fee. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any fees or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

TOTAL RETURN (1996 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR  TOTAL RETURN
1996                  3.22%
1997                 10.19%
1998                  8.22%
1999                (2.74)%

Total Return January 1 to September 30, 2000 -- 6.31%

Best quarter during calendar years shown: 3rd quarter, 1998 -- 4.52%

Worst quarter during calendar years shown: 1st quarter, 1996 -- (2.21)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999

                                                                          LEHMAN BROTHERS
                                                                        GOVERNMENT/CORPORATE
                                                             CLASS P           INDEX
                                                             --------   --------------------
One Year...................................................  (4.19)%           (2.15)%
Life of Fund (Inception Date 8/24/95)......................   4.98%             5.84%

--------------------------------------------------------------------------------
                               Prospectus Page 14

--------------------------------------------------------------------------------
                            ------------------------
              PaineWebber PACE Strategic Fixed Income Investments

                            EXPENSES AND FEE TABLES

--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases
  (as a % of offering price)................................  None
Maximum Deferred Sales Charge (Load)
  (as a % of offering price)................................  None
Maximum Annual Account Fee for PaineWebber PACE Select
  Advisors Program
  (as a % of average value of shares held on the last
  calendar day of the previous quarter).....................   1.50%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

Management Fees.............................................   0.50%
Distribution and/or Service (12b-1) Fees....................  None
Other Expenses*.............................................   0.39%
                                                               ----
Total Annual Fund Operating Expenses........................   0.89%
                                                               ====
Management Fee Waiver/Expense Reimbursements**..............   0.04%
                                                               ----
Net Expenses**..............................................   0.85%
                                                               ====

---------

 *  Includes an administration fee of 0.20% paid by the fund to Mitchell
Hutchins.

** The fund and Mitchell Hutchins have entered into a written agreement under which Mitchell Hutchins is contractually obligated to waive its management fee and/or reimburse the fund to the extent that the fund's expenses through December 1, 2002 otherwise would exceed the "Net Expenses" rate shown above. The fund has agreed to repay Mitchell Hutchins for any reimbursed expenses if it can do so over the following three years without causing the fund's expenses in any of those three years to exceed the "Net Expenses" rate.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example includes the maximum annual fee for the PACE Select Advisors Program and also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same, except for the two year period when the fund's expenses are lower due to its agreement with Mitchell Hutchins. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS    5 YEARS    10 YEARS
------   --------   --------   --------
 $238      $738      $1,268     $2,720

--------------------------------------------------------------------------------
                               Prospectus Page 15

--------------------------------------------------------------------------------
                            ------------------------
              PaineWebber PACE Municipal Fixed Income Investments

                    PACE Municipal Fixed Income Investments

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

--------------------------------------------------------------------------------

FUND OBJECTIVE

High current income exempt from federal income tax.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests substantially all of its assets in investment grade municipal bonds of varying maturities. These are bonds and similar securities that are exempt from federal income tax. Normally, the fund limits its investments in municipal bonds that are subject to the federal alternative minimum tax (AMT) so that not more than 25% of its interest income will be subject to the AMT. The fund invests in municipal bonds that are subject to the AMT when its investment adviser believes that they offer attractive yields relative to municipal bonds that have similar investment characteristics but are not subject to the AMT.

The fund normally limits its portfolio "duration" to between three and seven years. "Duration" is a measure of the fund's exposure to interest rate risk. A longer duration means that changes in market interest rates are likely to have a larger effect on the value of the assets in a portfolio. The fund may invest up to 50% of its total assets in municipal bonds that are secured by revenues from public housing authorities and state and local housing finance authorities, including bonds that are secured or backed by the U.S. Treasury or other U.S. government guaranteed securities.

The fund limits its investments in municipal bonds with the lowest investment grade rating to 15% of its total assets at the time the bonds are purchased. The fund may (but is not required to) use options, futures and other derivatives as part of its investment strategy or to help manage its portfolio duration.

Mitchell Hutchins Asset Management Inc., the fund's manager, has selected Standish, Ayer & Wood, Inc. ("Standish") to serve as the fund's investment adviser. In deciding which securities to buy for the fund, Standish seeks to identify undervalued sectors or geographical regions of the municipal market or undervalued individual securities. To do this, Standish uses credit research and valuation analysis and monitors the relationship of the municipal yield curve to the treasury yield curve. Standish also uses credit quality assessments from its in-house analysts to identify potential rating changes, undervalued issues and macro trends with regard to market sectors and geographical regions. Standish may make modest duration adjustments based on economic analyses and interest rate forecasts. Standish generally sells securities if it identifies more attractive investment opportunities within its investment criteria and doing so may improve the fund's return. Standish also may sell securities with weakening credit profiles or to adjust the average duration of the fund's portfolio.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

- INTEREST RATE RISK -- The value of the fund's investments generally will fall when interest rates rise. Some municipal bonds provide that the issuer may repay them earlier than the maturity date. When interest rates are falling, bond issuers may exercise this right more often, and the fund may have to reinvest these repayments at lower interest rates.

- CREDIT RISK -- Bond issuers may fail to make payments when due, or they may become less willing or less able to do so.

- POLITICAL RISK -- The fund's investments may be significantly affected by political changes, including legislative proposals which may make municipal bonds less attractive in comparison to taxable bonds.

- RELATED SECURITIES CONCENTRATION RISK -- Because the fund may invest more than 25% of its total assets in municipal bonds that are issued to finance similar projects, changes that affect one type of municipal bond may have a significant impact on the value of the fund.

- DERIVATIVES RISK -- The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

--------------------------------------------------------------------------------
                               Prospectus Page 16

--------------------------------------------------------------------------------
                            ------------------------
              PaineWebber PACE Municipal Fixed Income Investments

                                  PERFORMANCE

--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect the maximum annual PACE Select Advisors Program fee; if it did, the total returns shown would be lower.

The table that follows the bar chart shows the average annual returns for the 1999 calendar year and for the life of the fund and does reflect the maximum annual PACE Select Advisors Program fee. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any fees or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future. This may be particularly true for the period prior to June 1, 2000, which is the date on which Standish assumed day-to-day management of the fund's assets. Prior to that date, another investment adviser was responsible for managing the fund's assets. See Appendix A for information about the performance of a mutual fund and accounts managed by Standish with substantially similar investment objectives, policies and strategies to those of the fund.

TOTAL RETURN (1996 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR  TOTAL RETURN
1996                  4.86%
1997                  7.01%
1998                  5.39%
1999                (2.14)%

Total Return January 1 to September 30, 2000 -- 5.20%

Best quarter during calendar years shown: 3rd quarter, 1998 -- 2.52%

Worst quarter during calendar years shown: 2nd quarter, 1999 -- (1.21)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999

                                                                           LEHMAN BROTHERS
                                                                         MUNICIPAL FIVE-YEAR
                                                              CLASS P           INDEX
                                                              --------   -------------------
One Year....................................................  (3.60)%           0.73%
Life of Fund (Inception Date 8/24/95).......................   3.02%            4.49%

--------------------------------------------------------------------------------
                               Prospectus Page 17

--------------------------------------------------------------------------------
                            ------------------------
              PaineWebber PACE Municipal Fixed Income Investments

                            EXPENSES AND FEE TABLES

--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases
  (as a % of offering price)................................  None
Maximum Deferred Sales Charge (Load)
  (as a % of offering price)................................  None
Maximum Annual Account Fee for PaineWebber PACE Select
  Advisors Program
  (as a % of average value of shares held on the last
  calendar day of the previous quarter).....................  1.50%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

Management Fees.............................................  0.40%
Distribution and/or Service (12b-1) Fees....................  None
Other Expenses*.............................................  0.49%
                                                              ----
Total Annual Fund Operating Expenses........................  0.89%
                                                              ====
Management Fee Waiver/Expense Reimbursements**..............  0.04%
                                                              ----
Net Expenses**..............................................  0.85%
                                                              ====

---------

 *  Includes an administration fee of 0.20% paid by the fund to Mitchell
Hutchins.

** The fund and Mitchell Hutchins have entered into a written expense reimbursement agreement under which Mitchell Hutchins is contractually obligated to waive its management fee and/or reimburse the fund to the extent that the fund's expenses through December 1, 2002 otherwise would exceed the "Net Expenses" rate shown above. The fund has agreed to repay Mitchell Hutchins for those reimbursed expenses if it can do so over the following three years without causing the fund's expenses in any of those three years to exceed the "Net Expenses" rate.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example includes the maximum annual fee for the PACE Select Advisors Program and also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same, except for the two year period when the fund's expenses are lower due to its agreement with Mitchell Hutchins. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS    5 YEARS    10 YEARS
------   --------   --------   --------
 $238      $738      $1,268     $2,720

--------------------------------------------------------------------------------
                               Prospectus Page 18

--------------------------------------------------------------------------------
                            ------------------------
                PaineWebber PACE Global Fixed Income Investments

                      PACE Global Fixed Income Investments

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

--------------------------------------------------------------------------------

FUND OBJECTIVE

High total return.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in high-grade bonds of governmental and private issuers in the United States and developed foreign countries. These high-grade bonds are rated in one of the three highest rating categories or are of comparable quality. The fund invests, to a limited extent, in lower rated bonds of governmental and private issuers in emerging markets, including bonds that are rated below investment grade.

The fund invests in bonds of varying maturities, but normally limits its portfolio "duration" to between four and eight years. "Duration" is a measure of the fund's exposure to interest rate risk. A longer duration means that changes in market interest rates are likely to have a larger effect on the value of the assets in a portfolio.

A portion of the fund's assets normally is invested in bonds of U.S. government and private issuers. The balance of the fund's assets is allocated among bonds of governmental and private issuers in various foreign countries. The fund's investments may include mortgage-backed and asset-backed securities. The fund may (but is not required to) use forward currency contracts, options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

Mitchell Hutchins Asset Management Inc., the fund's manager, has selected Rogge Global Partners plc and Fischer Francis Trees & Watts, Inc. and its affiliates ("FFTW") to serve as the fund's investment advisers. Mitchell Hutchins allocates the fund's assets between two investment advisers and may change the allocation at any time. The relative values of each investment adviser's share of the fund's assets also may change over time.

Rogge Global Partners seeks to invest the fund assets it manages in bonds of issuers in financially healthy countries because it believes that these investments produce the highest bond and currency returns over time. In deciding which bonds to buy for the fund, Rogge Global Partners uses a top-down analysis to find value across countries and to forecast interest and currency-exchange rates over a one-year horizon. Rogge Global Partners also uses an optimization model to help determine country, currency and duration positions for the fund. Rogge Global Partners generally sells securities that no longer meet these selection criteria or when it identifies more attractive investment opportunities and may also sell securities to adjust the average duration of the fund assets it manages.

FFTW seeks to outperform a benchmark, the Lehman Global Aggregate Index (Unhedged), for its share of the fund's assets through an active bond selection process that relies on (1) construction of diversified portfolios,
(2) identifying the most attractive sectors and the most attractive individual securities within those sectors and (3) monitoring portfolio risk with risk management tools. FFTW divides the investment universe into three major blocs (Europe, the United States, and Japan) and analyzes in each bloc trends in economic growth, inflation, monetary and fiscal policies. FFTW decides which securities to buy for the fund by looking for investment opportunities where its opinions on the current economic environment of a bloc or country differ from those it judges to be reflected in current market valuations. FFTW generally sells securities when it has identified more attractive investment opportunities.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

- INTEREST RATE RISK -- The value of the fund's investments generally will fall when interest rates rise. Some corporate bonds provide that the issuer may repay them earlier than the maturity date. When interest rates are falling, bond issuers may exercise this right more often, and the fund may have to reinvest these repayments at lower interest rates.

- FOREIGN INVESTING AND EMERGING MARKETS RISKS -- The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the U.S. dollar. These risks are greater for investments in emerging market issuers.

--------------------------------------------------------------------------------
                               Prospectus Page 19

--------------------------------------------------------------------------------
                            ------------------------
                PaineWebber PACE Global Fixed Income Investments

  Investments in foreign government bonds involve special risks because the fund may have limited legal recourse in the event of default.

- CREDIT RISK -- Bond issuers may fail to make payments when due, or they may become less willing or less able to do so. This risk is greater for lower quality bonds than for bonds that are investment grade.

- SINGLE ISSUER CONCENTRATION RISK -- Because the fund is non-diversified, it can invest more of its assets in a single issuer than a diversified fund can. As a result, changes in the market value of a single issuer can have a greater effect on the fund's performance and share price than it would for a more diversified fund.

- PREPAYMENT RISK -- The fund's mortgage-backed and asset-backed securities may be prepaid more rapidly than expected, especially when interest rates are falling, and the fund may have to reinvest those prepayments at lower interest rates. When interest rates are rising, slower prepayments may extend the duration of the securities and may reduce their value.

- DERIVATIVES RISK -- The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

--------------------------------------------------------------------------------
                               Prospectus Page 20

--------------------------------------------------------------------------------
                            ------------------------
                PaineWebber PACE Global Fixed Income Investments

                                  PERFORMANCE

--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect the maximum annual PACE Select Advisors Program fee; if it did, the total returns shown would be lower.

The table that follows the bar chart shows the average annual returns for the 1999 calendar year and for the life of the fund and does reflect the maximum annual PACE Select Advisors Program fee. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any fees or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future. This may be particularly true for the period prior to October 10, 2000, which is the date on which FFTW assumed day-to-day management of a portion of the fund's assets. Prior to that date, Rogge Global Partners was responsible for managing all the fund's assets. See Appendix A for information about the performance of a mutual fund managed by FFTW with substantially similar investment objectives, policies and strategies to those of the fund.

TOTAL RETURN (1996 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR  TOTAL RETURN
1996                  4.59%
1997                  1.00%
1998                 18.60%
1999                (8.52)%

Total Return January 1 to September 30, 2000 -- (5.43)%
Best quarter during calendar years shown: 3rd quarter, 1998 -- 8.60%

Worst quarter during calendar years shown: 1st quarter, 1999 -- (4.83)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999

                                                                        SALOMON SMITH BARNEY
                                                                          WORLD GOVERNMENT
                                                                             BOND INDEX
                                                             CLASS P         (UNHEDGED)
                                                             --------   --------------------
One Year...................................................  (9.88)%           (4.27)%
Life of Fund (Inception Date 8/24/95)......................   3.10%             4.43%

--------------------------------------------------------------------------------
                               Prospectus Page 21

--------------------------------------------------------------------------------
                            ------------------------
                PaineWebber PACE Global Fixed Income Investments

                            EXPENSES AND FEE TABLES

--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases
  (as a % of offering price)................................  None
Maximum Deferred Sales Charge (Load)
  (as a % of offering price)................................  None
Maximum Annual Account Fee for PaineWebber PACE Select
  Advisors Program
  (as a % of average value of shares held on the last
  calendar day of the previous quarter).....................  1.50%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

Management Fees.............................................  0.60%
Distribution and/or Service (12b-1) Fees....................  None
Other Expenses*.............................................  0.58%
                                                              ----
Total Annual Fund Operating Expenses........................  1.18%
                                                              ====
Management Fee Waiver/Expense Reimbursements**..............  0.23%
                                                              ----
Net Expenses**..............................................  0.95%
                                                              ====

---------

 *  Includes an administration fee of 0.20% paid by the fund to Mitchell
Hutchins.

** The fund and Mitchell Hutchins have entered into a written agreement under which Mitchell Hutchins is contractually obligated to waive its management fees and/or reimburse the fund to the extent that the fund's expenses through December 1, 2002 otherwise would exceed the "Net Expenses" rate shown above. The fund has agreed to repay Mitchell Hutchins for any reimbursed expenses if it can do so over the following three years without causing the fund's expenses in any of those three years to exceed the "Net Expenses" rate.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example includes the maximum annual fee for the PACE Select Advisors Program and also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same, except for the two year period when the fund's expenses are lower due to its agreement with Mitchell Hutchins. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS    5 YEARS    10 YEARS
------   --------   --------   --------
 $248      $788      $1,378     $2,978

--------------------------------------------------------------------------------
                               Prospectus Page 22

--------------------------------------------------------------------------------
                            ------------------------
            PaineWebber PACE Large Company Value Equity Investments

                  PACE Large Company Value Equity Investments

                  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

--------------------------------------------------------------------------------

FUND OBJECTIVES

Capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in stocks of U.S. companies that are believed to be undervalued and that have total market capitalizations of $4.0 billion or greater at the time of purchase. The fund seeks income primarily from dividend paying stocks.

The fund may invest, to a limited extent, in other securities, including stocks of companies with smaller total market capitalizations and convertible bonds that are rated below investment grade. The fund may invest up to 10% of its total assets in U.S. dollar denominated foreign securities. The fund also may (but is not required to) use options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

The fund's manager, Mitchell Hutchins Asset Management Inc., has selected Institutional Capital Corporation ("ICAP"), Westwood Management Corporation ("Westwood") and State Street Global Advisors ("SSgA") to serve as the fund's investment advisers. Mitchell Hutchins allocates the fund's assets among the three investment advisers and has initially allocated approximately 50% of the fund's assets to SSgA and approximately 25% each to ICAP and Westwood. Mitchell Hutchins may change this allocation at any time. The relative value of each investment adviser's share of the fund's assets also may change over time.

In managing its share of the fund's assets, ICAP uses its proprietary valuation model to identify large-capitalization companies that ICAP believes offer the best relative values because they sell below the price-to-earnings ratio warranted by their prospects. ICAP looks for companies where a catalyst for a positive change is about to occur with potential to produce stock appreciation of 20% or more relative to the market over a 12 to 18 month period. The catalyst can be thematic (E.G., global economic recovery) or company specific (E.G., a corporate restructuring or a new product). ICAP also uses internally generated research to evaluate the financial condition and business prospects of every company it considers. ICAP monitors each stock purchased and sells the stock when its target price is achieved, the catalyst becomes inoperative or ICAP identifies another stock with greater opportunity for appreciation.

In managing its share of the fund's assets, Westwood maintains a list of securities that it believes have proven records and potential for above-average earnings growth. It considers purchasing a security on such list if Westwood's forecast for growth rates and earnings estimates exceeds Wall Street expectations, or Westwood's forecasted price/earnings ratio is less than the forecasted growth rate. Westwood monitors the issuing companies and will sell a stock if Westwood expects limited future price appreciation or the projected price/earnings ratio exceeds the three-year growth rate.

In managing its share of the fund's assets, SSgA seeks to outperform the Russell 1000 Value Index (before fees and expenses). SSgA uses several independent valuation measures to identify investment opportunities within a large cap value universe and combines factors to produce an overall rank. Comprehensive research determines the optimal weighting of these perspectives to arrive at strategies that vary by industry. SSgA ranks all companies within the investable universe initially from top to bottom based on their relative attractiveness. SSgA constructs the fund's portfolio by selecting the highest-ranked stocks from the universe and manages deviations from the benchmark to maximize the risk/reward trade-off. The resulting portfolio has characteristics similar to the Russell 1000 Value Index. SSgA generally sells stocks that no longer meet its selection criteria or that it believes otherwise may adversely affect the fund's performance relative to that of the index.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

- EQUITY RISK -- Stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

- INDEX STRATEGY RISK -- SSgA's proprietary strategy may not result in outperformance of the designated index and may even result in underperformance.

- DERIVATIVES RISK -- The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

--------------------------------------------------------------------------------
                               Prospectus Page 23

--------------------------------------------------------------------------------
                            ------------------------
            PaineWebber PACE Large Company Value Equity Investments

                                  PERFORMANCE

--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect the maximum annual PACE Select Advisors Program fee; if it did, the total returns shown would be lower.

The table that follows the bar chart shows the average annual returns for the 1999 calendar year and for the life of the fund and does reflect the maximum annual PACE Select Advisors Program fee. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any fees or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future. This may be particularly true for the period prior to July 1, 2000, when another investment adviser was responsible for managing all the fund's assets. ICAP and Westwood each assumed day-to-day management of a portion of the fund's assets on July 1, 2000 and SSgA also assumed day-to-day management of a portion of the fund's assets on October 10, 2000. See
Appendix A for information about the performance of mutual funds and accounts managed by ICAP and Westwood and the historical performance of accounts managed by SSgA with substantially similar investment objectives, policies and strategies to those of the fund.

TOTAL RETURN (1996 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR  TOTAL RETURN
1996                 25.11%
1997                 24.75%
1998                 18.36%
1999                (4.14)%

Total Return January 1 to September 30, 2000 -- (1.38)%

Best quarter during calendar years shown: 4th quarter, 1998 -- 16.26%

Worst quarter during calendar years shown: 3rd quarter, 1999 -- (14.40)%

AVERAGE ANNUAL TOTAL RETURNS

as of December 31, 1999

                                                                         RUSSELL 1000
                                                              CLASS P    VALUE INDEX
                                                              --------   ------------
One Year....................................................   (5.57)%       7.35%
Life of Fund (Inception Date 8/24/95).......................   15.20%       20.64%

--------------------------------------------------------------------------------
                               Prospectus Page 24

--------------------------------------------------------------------------------
                            ------------------------
            PaineWebber PACE Large Company Value Equity Investments

                            EXPENSES AND FEE TABLES

--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases
  (as a % of offering price)................................  None
Maximum Deferred Sales Charge (Load)
  (as a % of offering price)................................  None
Maximum Annual Account Fee for PaineWebber PACE Select
  Advisors Program
  (as a % of average value of shares held on the last
  calendar day of the previous quarter).....................  1.50%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

Management Fees.............................................  0.60%
Distribution and/or Service (12b-1) Fees....................  None
Other Expenses*.............................................  0.36%
                                                              ----
Total Annual Fund Operating Expenses........................  0.96%
                                                              ====

Management Fee Waiver**.....................................  0.07%
                                                              ----
Net Expenses**..............................................  0.89%
                                                              ====

---------

 *  Includes an administration fee of 0.20% paid by the fund to Mitchell
Hutchins.

** The fund and Mitchell Hutchins have entered into a written agreement under which Mitchell Hutchins is contractually obligated to waive its management fee through December 1, 2002 to the extent necessary to reflect the lower overall fees paid to the fund's investment advisers as a result of the lower sub-advisory fee paid to SSgA.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example includes the maximum annual fee for the PACE Select Advisors Program and also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same, except for the two-year period when the fund's expenses are lower due to its agreement with Mitchell Hutchins. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS    5 YEARS    10 YEARS
------   --------   --------   --------
 $242      $753      $1,298     $2,785

--------------------------------------------------------------------------------
                               Prospectus Page 25

--------------------------------------------------------------------------------
                            ------------------------
            PaineWebber PACE Large Company Growth Equity Investments

                  PACE Large Company Growth Equity Investments

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

--------------------------------------------------------------------------------

FUND OBJECTIVE

Capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in stocks of companies that are believed to have substantial potential for capital growth and that have total market capitalizations of $4.0 billion or greater at the time of purchase. Dividend income is an incidental consideration in the investment advisers' selection of stocks for the fund.

The fund may invest, to a limited extent, in other securities, including securities convertible into stocks and stocks of companies with smaller total market capitalizations. The fund may invest up to 10% of its total assets in U.S. dollar denominated foreign securities. The fund also may (but is not required to) use options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

The fund's manager, Mitchell Hutchins Asset Management Inc. has selected Alliance Capital Management L.P. ("Alliance Capital") and State Street Global Advisors ("SSgA") to serve as the fund's investment advisers. Mitchell Hutchins allocates the fund's assets between the two investment advisers and has initially allocated approximately 60% of the fund's assets to Alliance Capital and approximately 40% to SSgA. Mitchell Hutchins may change this allocation at any time. The relative values of each investment adviser's share of the fund's assets also may change over time.

In managing its share of the fund's assets, Alliance Capital follows its "disciplined growth" strategy in seeking to identify the best combinations of earnings growth and reasonable valuation in selecting stocks for the fund. Alliance Capital ranks each stock in its investment universe based on its analysts' assessments and fundamental research that includes six measures of earnings growth and valuation. The fund normally invests in stocks that rank in the top 30% of this research universe and generally sells stocks that rank in the bottom half.

In managing its share of the fund's assets, SSgA seeks to outperform the Russell 1000 Growth Index (before fees and expenses). SSgA uses several independent valuation measures to identify investment opportunities within a large cap growth universe and combines factors to produce an overall rank. Comprehensive research determines the optimal weighting of these perspectives to arrive at strategies that vary by industry. SSgA ranks all companies within the investable universe from top to bottom based on their relative attractiveness. SSgA constructs the fund's portfolio by selecting the highest-ranked stocks from the universe and manages deviations from the benchmark to maximize the risk/reward trade-off. The resulting portfolio has characteristics similar to the Russell 1000 Growth Index. SSgA generally sells stocks that no longer meet its selection criteria or that it believes otherwise may adversely affect the fund's performance relative to that of the index.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

- EQUITY RISK -- Stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

- INDEX STRATEGY RISK -- SSgA's proprietary strategy may not result in outperformance of the designated index and may even result in underperformance.

- TECHNOLOGY SECTOR RISK -- The fund may invest a significant portion of its assets in the stocks of companies in the technology sector. As a result, the fund is more susceptible to the risks that are associated with that sector than a fund with a broader range of investments, and the fund's performance will be adversely affected by unfavorable developments in the technology sector.

- DERIVATIVES RISK -- The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

--------------------------------------------------------------------------------
                               Prospectus Page 26

--------------------------------------------------------------------------------
                            ------------------------
            PaineWebber PACE Large Company Growth Equity Investments

                                  PERFORMANCE

--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect the maximum annual PACE Select Advisors Program fee; if it did, the total returns shown would be lower.

The table that follows the bar chart shows the average annual returns for the 1999 calendar year and for the life of the fund and does reflect the maximum annual PACE Select Advisors Program fee. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any fees or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future. Prior to November 10, 1997, another investment adviser was responsible for managing all the fund's assets. Alliance Capital assumed day-to-day management of the fund's assets on November 10, 1997 and SSgA assumed day-to-day management of a portion of the fund's assets on October 10, 2000. See Appendix A for information about the historical performance of accounts managed by SSgA with substantially similar investment objectives, policies and strategies to those of the fund.

TOTAL RETURN (1996 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR  TOTAL RETURN
1996                 21.24%
1997                 24.79%
1998                 40.05%
1999                 25.25%

Total Return January 1 to September 30, 2000 -- (1.26)%

Best quarter during calendar years shown: 4th quarter, 1998 -- 31.80%

Worst quarter during calendar years shown: 3rd quarter, 1998 -- (14.42)%

AVERAGE ANNUAL TOTAL RETURNS

as of December 31, 1999

                                                                         RUSSELL 1000
                                                              CLASS P    GROWTH INDEX
                                                              --------   ------------
One Year....................................................   23.38%       33.16%
Life of Fund (Inception Date 8/24/95).......................   25.07%       31.22%

--------------------------------------------------------------------------------
                               Prospectus Page 27

--------------------------------------------------------------------------------
                            ------------------------
            PaineWebber PACE Large Company Growth Equity Investments

                            EXPENSES AND FEE TABLES

--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases
  (as a % of offering price)................................  None
Maximum Deferred Sales Charge (Load)
  (as a % of offering price)................................  None
Maximum Annual Account Fee for PaineWebber PACE Select
  Advisors Program
  (as a % of average value of shares held on the last
  calendar day of the previous quarter).....................  1.50%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

Management Fees.............................................  0.60%
Distribution and/or Service (12b-1) Fees....................  None
Other Expenses*.............................................  0.34%
                                                              ----
Total Annual Fund Operating Expenses........................  0.94%
                                                              ====

Management Fee Waiver**.....................................  0.06%
                                                              ----
Net Expenses**..............................................  0.88%
                                                              ====

---------

 *  Includes an administration fee of 0.20% paid by the fund to Mitchell
Hutchins.

** The fund and Mitchell Hutchins have entered into a written agreement under which Mitchell Hutchins is contractually obligated to waive its management fee through December 1, 2002 to the extent necessary to reflect the lower overall fees paid to the fund's investment advisers as a result of the lower sub-advisory fee paid to SSgA.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example includes the maximum annual fee for the PACE Select Advisors Program and also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same, except for the two-year period when the fund's expenses are lower due to its agreement with Mitchell Hutchins. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS    5 YEARS    10 YEARS
------   --------   --------   --------
 $241      $749      $1,289     $2,767

--------------------------------------------------------------------------------
                               Prospectus Page 28

--------------------------------------------------------------------------------
                            ------------------------
         PaineWebber PACE Small/Medium Company Value Equity Investments

               PACE Small/Medium Company Value Equity Investments

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

--------------------------------------------------------------------------------

FUND OBJECTIVE

Capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in stocks of companies that are believed to be undervalued or overlooked in the marketplace and that have total market capitalizations of less than $4.0 billion at the time of purchase. These stocks also generally have price-to-earnings (P/E) ratios below the market average. The fund invests only in stocks that are traded on major exchanges or the over-the-counter market.

The fund may invest, to a limited extent, in stocks of companies with larger total market capitalizations and other securities, including securities convertible into stocks. The fund also may (but is not required to) use options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

Mitchell Hutchins Asset Management Inc., the fund's manager, has selected Ariel Capital Management, Inc. ("Ariel") and ICM Asset Management, Inc. ("ICM") to serve as the fund's investment advisers. Mitchell Hutchins allocates the fund's assets between the two investment advisers and may change the allocation at any time. The relative values of each investment adviser's share of the fund's assets also may change over time.

In managing its share of the fund's assets, Ariel invests in stocks of companies that it believes are misunderstood or undervalued. It seeks to identify companies in consistent industries with distinct market niches and excellent management teams. It focuses on value stocks, which it defines as stocks that have a low P/E ratio based on forward earnings and that trade at a significant discount to the private market value that Ariel calculates for each stock. Ariel generally sells stocks that cease to meet these criteria or that are at risk for fundamental deterioration.

In managing its share of the fund's assets, ICM invests primarily in common stocks of companies believed to offer good relative value that have either fallen into disfavor among investors or are under-researched. In deciding which stocks to buy for the fund, ICM uses a top-down analysis to identify broad sectors of the market believed to offer good relative value and then seeks to identify individual companies within those sectors that meet ICM's investment criteria. ICM also performs a bottom-up analysis to attempt to discover inefficiently priced stocks in a broad range of sectors, including those not identified in the top-down analysis. These two approaches are combined in various proportions depending on market conditions. Regardless of which approach is used to identify stock candidates, ICM also applies fundamental research analysis. ICM generally sells stocks that meet price objectives, no longer meet its selection criteria, are at risk for fundamental deterioration or when it identifies more attractive investment opportunities.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

- EQUITY RISK -- Stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

- LIMITED CAPITALIZATION RISK -- Equity risk is greater for the common stocks of mid and small cap companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. In general, these risks are greater for small cap companies than for mid cap companies.

- DERIVATIVES RISK -- The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

--------------------------------------------------------------------------------
                               Prospectus Page 29

--------------------------------------------------------------------------------
                            ------------------------
         PaineWebber PACE Small/Medium Company Value Equity Investments

                                  PERFORMANCE

--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect the maximum annual PACE Select Advisors Program fee; if it did, the total returns shown would be lower.

The table that follows the bar chart shows the average annual returns for the 1999 calendar year and for the life of the fund and does reflect the maximum annual PACE Select Advisors Program fee. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any fees or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future. This may be particularly true for the period prior to October 4, 1999, when another investment adviser was responsible for managing all the fund's assets. Ariel assumed day-to-day management of a portion of the fund's assets on October 4, 1999 and ICM assumed responsibility for managing a portion of the fund's assets on October 10, 2000. See Appendix A for information about the performance of a mutual fund and accounts managed by Ariel and the historical performance of accounts managed by ICM with substantially similar investment objectives, policies and strategies to those of the fund.

TOTAL RETURN (1996 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR  TOTAL RETURN
1996                 22.35%
1997                 37.26%
1998                (9.34)%
1999                (2.79)%

Total Return January 1 to September 30, 2000 -- 4.00%

Best quarter during calendar years shown: 2nd quarter, 1999 -- 21.25%

Worst quarter during calendar years shown: 3rd quarter, 1998 -- (20.00)%

AVERAGE ANNUAL TOTAL RETURNS

as of December 31, 1999

                                                                         RUSSELL 2500
                                                              CLASS P    VALUE INDEX
                                                              --------   ------------
One Year....................................................  (4.24)%        1.49%
Life of Fund (Inception Date 8/24/95).......................   7.76%        13.13%

--------------------------------------------------------------------------------
                               Prospectus Page 30

--------------------------------------------------------------------------------
                            ------------------------
         PaineWebber PACE Small/Medium Company Value Equity Investments

                            EXPENSES AND FEE TABLES

--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases
  (as a % of offering price)................................  None
Maximum Deferred Sales Charge (Load)
  (as a % of offering price)................................  None
Maximum Annual Account Fee for PaineWebber PACE Select
  Advisors Program
  (as a % of average value of shares held on the last
  calendar day of the previous quarter).....................  1.50%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

Management Fees.............................................  0.60%
Distribution and/or Service (12b-1) Fees....................  None
Other Expenses*.............................................  0.41%
                                                              ----
Total Annual Fund Operating Expenses........................  1.01%
                                                              ====
Management Fee Waiver/Expense Reimbursements**..............  0.01%
                                                              ----
Net Expenses**..............................................  1.00%
                                                              ====

---------

 *  Includes an administration fee of 0.20% paid by the fund to Mitchell
Hutchins.

** The fund and Mitchell Hutchins have entered into a written agreement under which Mitchell Hutchins is contractually obligated to waive its management fee and/or reimburse the fund to the extent that the fund's expenses through December 1, 2002 otherwise would exceed the "Net Expenses" rate shown above. The fund has agreed to repay Mitchell Hutchins for any reimbursed expenses if it can do so over the following three years without causing the fund's expenses in any of those three years to exceed the "Net Expenses" rate.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example includes the maximum annual fee for the PACE Select Advisors Program and also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same, except for the two year period when the fund's expenses are lower due to its agreement with Mitchell Hutchins. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS    5 YEARS    10 YEARS
------   --------   --------   --------
 $253      $780      $1,334     $2,844

--------------------------------------------------------------------------------
                               Prospectus Page 31

--------------------------------------------------------------------------------
                            ------------------------
        PaineWebber PACE Small/Medium Company Growth Equity Investments

              PACE Small/Medium Company Growth Equity Investments

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

--------------------------------------------------------------------------------

FUND OBJECTIVE

Capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in stocks of "emerging growth" companies that are believed to have potential for high future earnings growth relative to the overall market and that have total market capitalizations of less than $4.0 billion at the time of purchase. Dividend income is an incidental consideration in the investment adviser's selection of stocks for the fund.

The fund may invest, to a limited extent, in stocks of companies with larger total market capitalizations and other securities, including securities convertible into stocks. The fund also may (but is not required to) use options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

Mitchell Hutchins Asset Management Inc., the fund's manager, has selected Delaware Management Company to serve as the fund's investment adviser. In deciding which stocks to buy for the fund, Delaware Management Company employs a bottom-up, fundamental analysis to identify companies that have substantially above average earnings growth because of management changes, new products, growth of established products or structural changes in the economy. Delaware Management Company also considers the quality of a company's management team and the strength of its finances and internal controls in selecting stocks for the fund. Although Delaware Management Company follows companies in a full range of market sectors, it may focus on a limited number of attractive industries. Delaware Management Company generally sells stocks that no longer meet its selection criteria, are at risk for fundamental deterioration or when it identifies more attractive investment opportunities.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

- EQUITY RISK -- Stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

- LIMITED CAPITALIZATION RISK -- Equity risk is greater for the common stocks of mid and small cap companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. In general, these risks are greater for small cap companies than for mid cap companies.

- TECHNOLOGY SECTOR RISK -- The fund may invest a significant portion of its assets in the stocks of companies in the technology sector. As a result, the fund is more susceptible to the risks that are associated with that sector than a fund with a broader range of investments, and the fund's performance may be adversely affected by unfavorable developments in the technology sector.

- DERIVATIVES RISK -- The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

--------------------------------------------------------------------------------
                               Prospectus Page 32

--------------------------------------------------------------------------------
                            ------------------------
        PaineWebber PACE Small/Medium Company Growth Equity Investments

                                  PERFORMANCE

--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect the maximum annual PACE Select Advisors Program fee; if it did, the total returns shown would be lower.

The table that follows the bar chart shows the average annual returns for the 1999 calendar year and for the life of the fund and does reflect the maximum annual PACE Select Advisors Program fee. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any fees or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future. This may be particularly true for the period prior to December 17, 1996, which is the date on which Delaware Management Company assumed day-to-day management of the fund's assets. Prior to that date, another investment adviser was responsible for managing the fund's assets.

TOTAL RETURN (1996 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR  TOTAL RETURN
1996                  7.36%
1997                 21.73%
1998                 14.86%
1999                 78.75%

Total Return January 1 to September 30, 2000 -- 20.94%

Best quarter during calendar years shown: 4th quarter, 1999 -- 38.15%

Worst quarter during calendar years shown: 3rd quarter, 1998 -- (15.44)%

AVERAGE ANNUAL TOTAL RETURNS

as of December 31, 1999

                                                                         RUSSELL 2500
                                                              CLASS P    GROWTH INDEX
                                                              --------   ------------
One Year....................................................   76.09%       55.48%
Life of Fund (Inception Date 8/24/95).......................   23.15%       19.95%

--------------------------------------------------------------------------------
                               Prospectus Page 33

--------------------------------------------------------------------------------
                            ------------------------
        PaineWebber PACE Small/Medium Company Growth Equity Investments

                            EXPENSES AND FEE TABLES

--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases
  (as a % of offering price)................................  None
Maximum Deferred Sales Charge (Load)
  (as a % of offering price)................................  None
Maximum Annual Account Fee for PaineWebber PACE Select
  Advisors Program
  (as a % of average value of shares held on the last
  calendar day of the previous quarter).....................  1.50%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

Management Fees.............................................  0.60%
Distribution and/or Service (12b-1) Fees....................  None
Other Expenses*.............................................  0.36%
                                                              ----
Total Annual Fund Operating Expenses........................  0.96%
                                                              ====

---------

 *  Includes an administration fee of 0.20% paid by the fund to Mitchell
Hutchins.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example includes the maximum annual fee for the PACE Select Advisors Program and also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS    5 YEARS    10 YEARS
------   --------   --------   --------
 $249      $767      $1,311     $2,796

--------------------------------------------------------------------------------
                               Prospectus Page 34

--------------------------------------------------------------------------------
                            ------------------------
               PaineWebber PACE International Equity Investments

                     PACE International Equity Investments

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

--------------------------------------------------------------------------------

FUND OBJECTIVE

Capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in stocks of companies that are domiciled in developed foreign countries and principally traded in Japanese, European, Pacific and Australian securities markets or traded in U.S. securities markets.

The fund may invest, to a limited extent, in stocks of companies in emerging markets, including Asia, Latin America and other regions where markets may not yet fully reflect the potential of the developing economy. The fund may also invest, to a limited extent, in securities of other investment companies that invest in foreign markets and securities convertible into stocks, including convertible bonds that are below investment grade. The fund may (but is not required to) use forward currency contracts, options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

Mitchell Hutchins Asset Management Inc., the fund's manager, has selected Martin Currie Inc. to serve as the fund's investment adviser. Martin Currie Inc. looks for companies that exhibit strong fundamentals and attractive valuations based on estimates of future earnings. In making country allocation decisions, Martin Currie Inc. considers such factors as economic and political stability, breadth and liquidity of the market, the nature of local investors, the currency outlook, valuation and the settlement system. Martin Currie Inc. generally sells securities when either the country or the issuer no longer meets these selection criteria or when it identifies more attractive investment opportunities.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

- EQUITY RISK -- Stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

- FOREIGN INVESTING AND EMERGING MARKETS RISKS -- The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the U.S. dollar. These risks are greater for investments in emerging market issuers than for issuers in more developed countries.

- DERIVATIVES RISK -- The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

--------------------------------------------------------------------------------
                               Prospectus Page 35

--------------------------------------------------------------------------------
                            ------------------------
               PaineWebber PACE International Equity Investments

                                  PERFORMANCE

--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect the maximum annual PACE Select Advisors Program fee; if it did, the total returns shown would be lower.

The table that follows the bar chart shows the average annual returns for the 1999 calendar year and for the life of the fund and does reflect the maximum annual PACE Select Advisors Program fee. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any fees or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

TOTAL RETURN (1996 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR  TOTAL RETURN
1996                 10.30%
1997                  9.46%
1998                 16.34%
1999                 35.65%

Total Return January 1 to September 30, 2000 -- (12.71)%

Best quarter during calendar years shown: 4th quarter, 1999 -- 24.39%

Worst quarter during calendar years shown: 3rd quarter, 1998 -- (14.64)%

AVERAGE ANNUAL TOTAL RETURNS

as of December 31, 1999

                                                                          MSCI EUROPE,
                                                                          AUSTRALASIA
                                                                              AND
                                                              CLASS P    FAR EAST INDEX
                                                              --------   --------------
One Year....................................................   33.63%        26.96%
Life of Fund (Inception Date 8/24/95).......................   15.13%        13.70%

--------------------------------------------------------------------------------
                               Prospectus Page 36

--------------------------------------------------------------------------------
                            ------------------------
               PaineWebber PACE International Equity Investments

                            EXPENSES AND FEE TABLES

--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases
  (as a % of offering price)................................  None
Maximum Deferred Sales Charge (Load)
  (as a % of offering price)................................  None
Maximum Annual Account Fee for PaineWebber PACE Select
  Advisors Program
  (as a % of average value of shares held on the last
  calendar day of the previous quarter).....................  1.50%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

Management Fees.............................................  0.70%
Distribution and/or Service (12b-1) Fees....................  None
Other Expenses*.............................................  0.46%
                                                              ----
Total Annual Fund Operating Expenses........................  1.16%
                                                              ====

---------

 *  Includes an administration fee of 0.20% paid by the fund to Mitchell
Hutchins.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example includes the maximum annual fee for the PACE Select Advisors Program and also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS    5 YEARS    10 YEARS
------   --------   --------   --------
 $269      $826      $1,410     $2,993

--------------------------------------------------------------------------------
                               Prospectus Page 37

--------------------------------------------------------------------------------
                            ------------------------
       PaineWebber PACE International Emerging Markets Equity Investments

             PACE International Emerging Markets Equity Investments

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISK

--------------------------------------------------------------------------------

FUND OBJECTIVE

Capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in stocks of companies domiciled in emerging market countries. The fund generally defines emerging market countries as countries that are not included in the MSCI World Index of major world economies. However, countries included in this index may be considered emerging markets based on current political and economic factors. For example, the fund's investment adviser has determined, based on an analysis of current economic and political factors pertaining to Hong Kong SAR, that Hong Kong SAR should be considered as an emerging market country for purposes of the Fund's eligible investments. The fund may not always diversify its investments on a geographic basis among emerging market countries.

The fund may invest, to a limited extent, in bonds, including up to 10% of its total assets in bonds that are below investment grade. Below investment grade securities are commonly known as "junk bonds." The fund may also invest, to a limited extent, in securities of other investment companies that invest in emerging markets. The fund may (but is not required to) use forward currency contracts, options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

Mitchell Hutchins Asset Management Inc., the fund's manager, has selected Schroder Investment Management North America Inc. ("SIMNA") to serve as the fund's investment adviser. SIMNA focuses on companies that it believes have a sustainable competitive advantage and growth potential that is undervalued by other investors. SIMNA allocates the fund's assets among emerging market countries based on its assessment of the likelihood that those countries will have favorable long-term business environments. In deciding which securities within a country to buy for the fund, SIMNA analyzes historical growth rates and future growth prospects, management capability and profit margins. SIMNA's evaluation of securities reflects information available from the extensive network of locally based analysts maintained by SIMNA and its affiliates. SIMNA generally sells securities when either the country or the issuer no longer meets these selection criteria or when it identifies more attractive investment opportunities.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

- EQUITY RISK -- Stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

- FOREIGN INVESTING AND EMERGING MARKETS RISKS -- The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the U.S. dollar. These risks are greater for investments in emerging market issuers.

- GEOGRAPHIC CONCENTRATION RISK -- To the extent the fund invests a significant portion of its assets in one geographic area, it will be more susceptible to factors adversely affecting that area.

- DERIVATIVES RISK -- The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

--------------------------------------------------------------------------------
                               Prospectus Page 38

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                            ------------------------
       PaineWebber PACE International Emerging Markets Equity Investments

                                  PERFORMANCE

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RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect the maximum annual PACE Select Advisors Program fee; if it did, the total returns shown would be lower.

The table that follows the bar chart shows the average annual returns for the 1999 calendar year and for the life of the fund and does reflect the maximum annual PACE Select Advisors Program fee. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any fees or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

TOTAL RETURN (1996 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR  TOTAL RETURN
1996                  8.52%
1997                (4.72)%
1998               (24.43)%
1999                 61.85%

Total Return January 1 to September 30, 2000 -- (24.35)%

Best quarter during calendar years shown: 4th quarter, 1999 -- 27.14% Worst quarter during calendar years shown: 3rd quarter, 1998 -- (21.52)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999

                                                                           MSCI
                                                                         EMERGING
                                                                         MARKETS
                                                                           FREE
                                                              CLASS P     INDEX
                                                              --------   --------
One Year....................................................   59.43%     66.41%
Life of Fund (Inception Date 8/24/95).......................    3.51%      3.14%

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       PaineWebber PACE International Emerging Markets Equity Investments

                            EXPENSES AND FEE TABLES

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FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases
  (as a % of offering price)................................  None
Maximum Deferred Sales Charge (Load)
  (as a % of offering price)................................  None
Maximum Annual Account Fee for PaineWebber PACE Select
  Advisors Program
  (as a % of average value of shares held on the last
  calendar day of the previous quarter).....................  1.50%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

Management Fees.............................................  0.90%
Distribution and/or Service (12b-1) Fees....................  None
Other Expenses*.............................................  0.85%
                                                              ----
Total Annual Fund Operating Expenses........................  1.75%
                                                              ====
Management Fee Waiver/Expense Reimbursements**..............  0.25%
                                                              ----
Net Expenses**..............................................  1.50%
                                                              ====

---------

 *  Includes an administration fee of 0.20% paid by the fund to Mitchell
Hutchins.

** The fund and Mitchell Hutchins have entered into a written agreement. Mitchell Hutchins is contractually obligated to waive its management fee and/or reimburse the fund to the extent that the fund's expenses through December 1, 2002 otherwise would exceed the "Net Expenses" rate shown above. The fund has agreed to repay Mitchell Hutchins for any reimbursed expenses if it can do so over the following three years without causing the fund's expenses in any of those three years to exceed the "Net Expenses" rate.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example includes the maximum annual fee for the PACE Select Advisors Program and also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same, except for the two year period when the fund's expenses are lower due to its agreement with Mitchell Hutchins. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS    5 YEARS    10 YEARS
------   --------   --------   --------
 $303      $953      $1,653     $3,514

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                     PaineWebber PACE Select Advisors Trust

                   MORE ABOUT RISKS AND INVESTMENT STRATEGIES

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PRINCIPAL RISKS

The main risks of investing in the funds are described below. Not all of these risks apply to each fund. You can find a list of the main risks that apply to a particular fund by looking under the "Investment Objective, Strategies and Risks" heading for that fund.

Other risks of investing in a fund, along with further details about some of the risks described below, are discussed in the funds' Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

CREDIT RISK. Credit risk is the risk that the issuer of a bond will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a bond's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even high quality bonds are subject to some credit risk. However, credit risk is greater for lower quality bonds. Bonds that are not investment grade involve high credit risk and are considered speculative. Some of these low quality bonds may be in default when purchased by a fund. Low quality bonds may fluctuate in value more than higher quality bonds and, during periods of market volatility, may be more difficult to sell at the time and price a fund desires.

DERIVATIVES RISK. The value of "derivatives" -- so-called because their value "derives" from the value of an underlying asset, reference rate or index -- may rise or fall more rapidly than other investments. For some derivatives, it is possible for a fund to lose more than the amount it invested in the derivative. Options, futures contracts and forward currency contracts are examples of derivatives. A fund's use of derivatives may not succeed for various reasons, including unexpected changes in the values of the derivatives or the assets underlying them. Also, if a fund uses derivatives to adjust or "hedge" the overall risk of its portfolio, the hedge may not succeed if changes in the values of the derivatives are not matched by opposite changes in the values of the assets being hedged.

EQUITY RISK. The prices of common stocks and other equity securities generally fluctuate more than those of other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. A fund may lose a substantial part, or even all, of its investment in a company's stock.

FOREIGN INVESTING AND EMERGING MARKETS RISKS. Foreign investing involves risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of U.S. issuers. In addition, there are differences between U.S. and foreign regulatory requirements and market practices. Foreign investments denominated in foreign currencies are subject to the risk that the value of a foreign currency will fall in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls and speculation. Investments in foreign government bonds involve special risks because the investors may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can be of considerable significance.

Securities of issuers located in emerging market countries are subject to all of the risks of other foreign securities. However, the level of those risks often is higher due to the fact that social, political, legal and economic systems in emerging market countries may be less fully developed and less stable than those in developed countries. Emerging market securities also may be subject to additional risks, such as lower liquidity and larger or more rapid changes in value.

GEOGRAPHIC CONCENTRATION RISK. PACE International Emerging Markets Equity Investments will not necessarily seek to diversify its investments on a geographic basis within the emerging markets category. To the extent the fund concentrates its investments in issuers located in one country or area, it is more susceptible to factors adversely affecting that country or area.

INDEX STRATEGY RISK. Performance of the portions of PACE Large Company Value Equity Investments and

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                     PaineWebber PACE Select Advisors Trust

PACE Large Company Growth Equity Investments managed by SSgA may deviate from that of an index because of shareholder purchases and sales of shares, which can occur daily, and because of fees and expenses borne by a fund.

INTEREST RATE RISK. The value of bonds generally can be expected to fall when interest rates rise and to rise when interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of a fund's investments in bonds will fall. Interest rate risk is the primary source of risk for U.S. government and usually for other very high quality bonds. The impact of changes in the general level of interest rates on lower quality bonds may be greater or less than the impact on higher quality bonds.

Some corporate and municipal bonds, particularly those issued at relatively high interest rates, provide that the issuer may repay them earlier than the maturity date. The issuers of these bonds are most likely to exercise these "call" provisions if prevailing interest rates are lower than they were when the bonds were issued. A fund then may have to reinvest the repayments at lower interest rates. Bonds subject to call provisions also may not benefit fully from the rise in value that generally occurs for bonds when interest rates fall.

LEVERAGE RISK. Leverage involves increasing the total assets in which a fund can invest beyond the level of its net assets. Because leverage increases the amount of a fund's assets, it can magnify the effect on the fund of changes in market values. As a result, while leverage can increase a fund's income and potential for gain, it also can increase expenses and the risk of loss. PACE Government Securities Fixed Income Investments and PACE Strategic Fixed Income Investments, which use leverage by investing in when-issued and delayed delivery bonds, attempt to limit the potential magnifying effect of the leverage by managing their portfolio duration.

LIMITED CAPITALIZATION RISK. Securities of mid and small capitalization companies generally involve greater risk than securities of larger capitalization companies because they may be more vulnerable to adverse business or economic developments. Mid and small capitalization companies also may have limited product lines, markets or financial resources, and they may be dependent on a relatively small management group. Securities of mid and small cap companies may be less liquid and more volatile than securities of larger capitalization companies or the market averages in general. In addition, small cap companies may not be well known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. In general, all of these risks are greater for small cap companies than for mid cap companies.

POLITICAL RISK. The municipal bond market can be significantly affected by political changes, including legislation or proposals at either the state or the federal level to eliminate or limit the tax-exempt status of municipal bond interest or the tax-exempt status of a municipal bond fund's dividends. Similarly, reductions in tax rates may make municipal bonds less attractive in comparison to taxable bonds. Legislatures also may fail to appropriate funds needed to pay municipal bond obligations. These events could cause the value of the municipal bonds held by PACE Municipal Fixed Income Investments to fall and might adversely affect the tax-exempt status of the fund's investments or of the dividends that the fund pays. During periods of uncertainty, the prices of municipal securities can become volatile.

PREPAYMENT RISK. Payments on bonds that are backed by mortgage loans or similar assets may be received earlier or later than expected due to changes in the rate at which the underlying loans are prepaid. Faster prepayments often happen when market interest rates are falling. As a result, a fund may need to reinvest these early payments at those lower interest rates, thus reducing its income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the underlying loans to be outstanding for a longer time than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as too low for a longer term investment.

RELATED SECURITIES CONCENTRATION RISK. PACE Municipal Fixed Income Investments may invest more than 25% of its total assets in municipal bonds that are issued by public housing authorities and state and local housing finance authorities. Economic, business or political developments or changes that affect one municipal bond in this sector also may affect other municipal bonds in the same sector. As a result, the fund is subject to greater risk than a fund that does not follow this practice.

SINGLE ISSUER CONCENTRATION RISK. PACE Intermediate Fixed Income Investments and PACE Global Fixed Income Investments are non-diversified. A non-diversified fund may invest more than 5% of its total assets in securities of a single issuer to a greater extent than a diversified fund. When a fund holds a large position in the securities of one issuer, changes in the financial

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                     PaineWebber PACE Select Advisors Trust

condition or in the market's assessment of that issuer may cause larger changes in the fund's total return and in the price of its shares than it would for a diversified fund.

TECHNOLOGY SECTOR RISK. PACE Large Company Growth Equity Investments and PACE Small/Medium Company Growth Equity Investments each has invested a significant portion of its assets in stocks of companies in the technology sector. As a result, these funds are more susceptible to the risks that are associated with that sector and their share prices may be more volatile than a fund with a broader range of investments. Individual issuers within the technology sector, as well as the techology sector as a whole, can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits and competition from new market entrants.

ADDITIONAL INVESTMENT STRATEGIES

CASH RESERVES; DEFENSIVE POSITIONS. PACE Money Market Investments invests exclusively in money market instruments. Each of the other funds may invest to a limited extent in money market instruments as a cash reserve for liquidity or other purposes. PACE Municipal Fixed Income Investments may invest to a limited extent in taxable money market instruments for liquidity purposes when suitable municipal money market instruments are not available.

As vehicles to implement long-term investment strategies, each fund is normally fully invested in accordance with its investment objective and policies. However, with the concurrence of Mitchell Hutchins Asset Management Inc., a fund may take a defensive position that is different from its normal investment strategy to protect itself from adverse market conditions. This means that a fund may temporarily invest a larger-than-normal part, or even all, of its assets in cash or money market instruments, including (for funds that are authorized to invest outside the United States) money market instruments that are denominated in foreign currencies. In addition, each fund may increase its cash reserves in connection with transitioning its portfolio to reflect the investment style and strategies of a new investment adviser. Because these investments provide relatively low income, a defensive or transition position may not be consistent with achieving a fund's investment objective.

In addition, the funds listed below may make the following temporary investments for defensive purposes:

- PACE Municipal Fixed Income Investments may invest without limit in certain taxable securities.

- PACE Global Fixed Income Investments may invest in securities of only one country, including the United States.

- PACE International Equity Investments may invest without limit in bonds that are traded in the United States and in foreign markets.

PORTFOLIO TURNOVER. Each fund (other than PACE Money Market Investments) may engage in frequent trading to achieve its investment objective. Frequent trading can result in portfolio turnover in excess of 100% (high portfolio turnover).

Frequent trading may increase the portion of a fund's capital gains that are realized for tax purposes in any given year. This may increase the fund's taxable distributions in that year. Frequent trading also may increase the portion of a fund's realized capital gains that are considered "short-term" for tax purposes. Shareholders will pay higher taxes on distributions that represent short-term capital gains than they would pay on distributions that represent long-term capital gains. Frequent trading also may result in higher fund expenses due to transaction costs.

The funds do not restrict the frequency of trading to limit expenses or to minimize the tax effect that a fund's distributions may have on shareholders.

PACE MONEY MARKET INVESTMENTS. Like all money market funds, PACE Money Market Investments is subject to maturity, quality and diversification requirements designed to help it maintain a stable price of $1.00 per share. Mitchell Hutchins may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying the fund's composition and weighted average maturity based on its assessment of the relative values of various money market instruments and future interest rate patterns. Mitchell Hutchins also may buy or sell money market instruments to take advantage of yield differences.

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                     PaineWebber PACE Select Advisors Trust

                             INVESTING IN THE FUNDS

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BUYING SHARES
If you are a participant in the PaineWebber PACE-SM- Select Advisors Program, you may buy Class P shares of the funds through a managed account maintained with PaineWebber Incorporated.

You must make payment for fund shares by check made payable to PaineWebber. Your payment is due no later than the first business day after the order is placed. You may not place an order until you have completed the Investor Profile Questionnaire for the PACE Select Advisors Program (described below), reviewed the resulting analysis, made the asset allocation decision and executed the necessary PACE Select Advisors Program documentation. Your Financial Advisor is responsible for promptly forwarding your order to PaineWebber's headquarters.

The Trust and PaineWebber reserve the right to reject a purchase order or suspend the offering of fund shares.

The minimum initial aggregate investment in the Trust is $10,000. Any subsequent investment in the Trust must be at least $500. The Trust may vary these minimums.

THE PAINEWEBBER PACE-SM- SELECT ADVISORS PROGRAM
The PaineWebber PACE-SM- Select Advisors Program is an investment advisory service pursuant to which PaineWebber Incorporated provides you with personalized investment allocation recommendations. PaineWebber does not have any investment discretion over your PACE Select Advisors Program account. You will make all the investment decisions.

Under the PACE Select Advisors Program, your Financial Advisor assists you in

- identifying your financial characteristics, including your risk tolerance and investment objectives; and

- completing an Investor Profile Questionnaire, which you may update from time to time with your Financial Advisor's assistance.

PaineWebber uses an investment profile evaluation and asset allocation methodology to translate this information into a suggested allocation of your assets among different funds. Your Financial Advisor presents the recommended allocation to you initially and reviews the PACE Select Advisors Program account with you at least annually. Your Financial Advisor also may, if you so request, review with you the monthly account statements and other information, such as quarterly performance data. Your Financial Advisor also monitors any changes in your financial characteristics that you identify through a revised Investor Profile Questionnaire and communicates these changes to PaineWebber for reevaluation of your investment profile.

You may direct your PaineWebber Financial Advisor to automatically rebalance your PACE Select Advisors Program account on a quarterly basis to assure that any deviation from the designated allocation among the funds does not exceed a specified threshold.

PACE PROGRAM FEE

For the services provided to you under the PACE Select Advisors Program, you will pay PaineWebber a quarterly Program Fee at an annual rate of up to 1.50% of the value of the shares of the funds held in your account under the PACE Select Advisors Program. This quarterly fee is generally charged to your PaineWebber account. The Program Fee may be reduced for

- certain Individual Retirement Accounts,

- retirement plans for self-employed individuals and

- employee benefit plans that are subject to the Employee Retirement Security Act of 1974.

For these participants, PaineWebber may provide different services than those described above and may charge different fees. These participants also may make arrangements to pay the quarterly fee separately. In addition, Trustees of the Trust, employees of Mitchell Hutchins and PaineWebber and their family members who maintain an "employee-related" account at PaineWebber, and trustees or directors of other PaineWebber mutual funds may participate in the PACE Select Advisors Program at a reduced fee or for no fee.

Program Fees also may be subject to negotiation and may differ based upon the type of account, the size of the account, the amount of PACE Select Advisors Program assets in the account and the number or range of supplementary advisory services to be provided by Financial Advisors, among other factors.

Financial Advisors receive a portion of the PACE Select Advisors Program Fee for the services they provide to participants.

Investors who are fiduciaries for a retirement or employee benefit plan should consider, in a prudent manner, the relationship of the fees to be paid by the plan and the level of services to be provided by PaineWebber.

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                               Prospectus Page 44

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                     PaineWebber PACE Select Advisors Trust

As a PACE Select Advisors Program participant, you may incur greater total fees and expenses than investors purchasing shares of similar investment companies without the benefit of these professional asset allocation recommendations.

SELLING SHARES
You can sell your fund shares at any time. You may sell your shares by contacting your Financial Advisor in person or by telephone or mail. Your Financial Advisor is responsible for promptly forwarding your request to PaineWebber's headquarters. After it receives and accepts your request, PaineWebber repurchases your fund shares. You generally will receive the proceeds of the sale within the first business day after PaineWebber receives the order.

PaineWebber reserves the right not to repurchase your shares. In that case, PaineWebber forwards your request to sell your shares to the funds' transfer agent. The transfer agent will sell your shares after you provide it with the following information in writing:

- Your name and address;

- The fund's name;

- Your account number;

- The dollar amount or number of shares you want to sell; and

- A guarantee of each registered owner's signature. A signature guarantee may be obtained from a financial institution, broker, dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). The Trust and the transfer agent will not accept signature guarantees that are not a part of these programs.

Sales through the transfer agent may also need to include additional supporting documents for sales by estates, trusts, guardianships, custodianships, partnerships and corporations.

It costs the Trust money to maintain shareholder accounts. Therefore, the Trust reserves the right to repurchase all fund shares in any PACE Select Advisors Program account that has a net asset value of less than $7,500. If the Trust elects to do this with your account, it will notify you that you can increase the amount invested to the account minimum in effect at the time the PACE Select Advisors Program account was originally opened or more within 30 days. This notice may appear on your account statement.

If you want to sell shares that you purchased recently, the Trust may delay payment until it verifies that it has received good payment. If you purchased shares by check, this can take up to 15 days.

PRICING AND VALUATION
The price at which you may buy or sell each fund's shares is based on the next net asset value per share calculated after your order is placed. Each fund calculates its net asset value on days that the New York Stock Exchange is open as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the funds do not price their shares, on most national holidays and on Good Friday. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, each fund's net asset value per share will be calculated as of the time trading was halted.

PACE MONEY MARKET INVESTMENTS' net asset value per share is expected to be $1.00 per share, although this value is not guaranteed. PACE Money Market Investments values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity.

OTHER FUNDS. Each other fund calculates its net asset value based on the current market value for its portfolio securities. The funds normally obtain market values for their securities from independent pricing services that use reported last sales prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at a fair value determined by or under the direction of the Trust's board of trustees. The funds normally use the amortized cost method to value bonds that will mature in 60 days or less.

Judgment plays a greater role in valuing thinly traded securities, including many lower-rated bonds, because there is less reliable, objective data available.

The funds calculate the U.S. dollar value of investments that are denominated in foreign currencies daily, based on current exchange rates. A fund may own securities, including some securities that trade primarily in foreign markets, that trade on weekends or other days on which a fund does not calculate net asset value. As a result, a fund's net asset value may change on days when you will not be able to buy or sell fund shares. If a fund concludes that a material change in the value of a foreign security has occurred after the close of trading in the principal foreign market but before the close of the NYSE, the fund may use fair value methods to reflect those changes. This policy is intended to assure that the fund's net asset value fairly reflects security values as of the time of pricing.

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                                   MANAGEMENT

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MANAGER AND INVESTMENT ADVISERS

Mitchell Hutchins Asset Management Inc. is the manager and administrator of each fund. Mitchell Hutchins is located at 51 West 52nd Street, New York, New York 10019-6114, and is a wholly owned asset management subsidiary of PaineWebber Incorporated, which is an indirect wholly owned subsidiary of UBS AG.

UBS AG, with headquarters in Zurich, Switzerland, is an internationally diversified organization with operations in many areas of the financial services industry. On October 31, 2000, Mitchell Hutchins was adviser or sub-adviser to 31 investment companies with 75 separate portfolios and aggregate assets of approximately $58.3 billion.

Mitchell Hutchins provides investment advisory services for PACE Money Market Investments. Mitchell Hutchins selects investment advisers for the other funds, subject to approval of the board, and reviews the performance of those investment advisers.

The funds have received an exemptive order from the SEC to permit the board to select and replace investment advisers and to amend the sub-advisory contracts between Mitchell Hutchins and the investment advisers without obtaining shareholder approval.

ADVISORY FEES

Each fund pays fees to Mitchell Hutchins for administrative and advisory services. The annual contract rate for administrative services is 0.20% of each fund's average daily net assets. The annual contract rate for advisory services varies from 0.15% to 0.90% of a fund's average daily net assets. The following table shows the combined annual fee rate for administrative and advisory services for each fund:

PACE Money Market Investments..........   0.35%
PACE Government Securities Fixed Income
  Investments..........................   0.70%
PACE Intermediate Fixed Income
  Investments..........................   0.60%
PACE Strategic Fixed Income
  Investments..........................   0.70%
PACE Municipal Fixed Income
  Investments..........................   0.60%
PACE Global Fixed Income Investments...   0.80%
PACE Large Company Value Equity
  Investments..........................   0.80%
PACE Large Company Growth Equity
  Investments..........................   0.80%
PACE Small/Medium Company Value Equity
  Investments..........................   0.80%
PACE Small/Medium Company Growth Equity
  Investments..........................   0.80%
PACE International Equity
  Investments..........................   0.90%
PACE International Emerging Markets
  Equity Investments...................   1.10%

During the fiscal year ended July 31, 2000, some of the funds paid Mitchell Hutchins at the lower effective rate shown below because Mitchell Hutchins waived a portion of its fees:

PACE Money Market Investments..........   0.00%
PACE Government Securities Fixed Income
  Investments..........................   0.66%
PACE Intermediate Fixed Income
  Investments..........................   0.59%
PACE Strategic Fixed Income
  Investments..........................   0.66%
PACE Municipal Fixed Income
  Investments..........................   0.56%
PACE Global Fixed Income Investments...   0.57%
PACE Small/Medium Company Value Equity
  Investments..........................   0.79%
PACE Small/Medium Company Growth Equity
  Investments..........................   0.79%
PACE International Emerging Markets
  Equity Investments...................   0.85%

INVESTMENT ADVISERS AND PORTFOLIO MANAGERS

PACE MONEY MARKET INVESTMENTS. Mitchell Hutchins provides all investment advisory services for this fund. Susan P. Ryan, a senior vice president of Mitchell Hutchins, is primarily responsible for the fund's day-to-day portfolio management. She has held her fund responsibilities since its inception.

PACE GOVERNMENT SECURITIES FIXED INCOME INVESTMENTS AND PACE STRATEGIC FIXED INCOME INVESTMENTS. Pacific Investment Management Company LLC ("PIMCO") serves as investment adviser for these funds. PIMCO is located at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. On September 30, 2000, PIMCO had approximately $207 billion in assets

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under management. PIMCO is one of the largest fixed income management firms in the nation. Included among PIMCO's institutional clients are many "Fortune 500" companies.

Since November 1999, Scott Mather, a senior vice president of PIMCO, has been primarily responsible for the day-to-day portfolio management for PACE Government Securities Fixed Income Investments. Prior to joining PIMCO in 1998, he was associated with Goldman Sachs where he was a trader in the fixed income division and specialized in structuring and trading a broad range of mortgage-backed securities as well as managing a proprietary derivatives position.

Since July 1997, William C. Powers, a managing director of PIMCO, has been primarily responsible for the day-to-day portfolio management for PACE Strategic Fixed Income Investments. Mr. Powers has been associated with PIMCO since 1991 as a senior member of the fixed income portfolio management group.

PACE INTERMEDIATE FIXED INCOME INVESTMENTS. Metropolitan West Asset Management, LLC ("MWAM") serves as investment adviser for PACE Intermediate Fixed Income Investments. MWAM is located at 11766 Wilshire Blvd., Suite 1580, Los Angeles, California 90025. MWAM was formed in 1996 and, as of September 30, 2000, had over $8.7 billion in fixed income investments under management.

MWAM uses a team approach in advising PACE Intermediate Fixed Income Investments. The team members are Stephen Kane, Laird R. Landmann, Tad Rivelle and Brian H. Loo. All team members have held their fund responsibilities since October 10, 2000.

Mr. Kane has been a portfolio manager with MWAM since August 1996. From November 1995 until July 1996, he was an account manager with PIMCO in Newport Beach, California. Before then, Mr. Kane was a merchant banking associate with Union Bank in Los Angeles, California.

Mr. Landmann has been a managing director and portfolio manager with MWAM since August 1996. From November 1992 until July 1996, he was a principal and co-director of fixed income with Hotchkis and Wiley in Los Angeles, California. Before then, he was a portfolio manager with PIMCO in Newport Beach, California.

Mr. Rivelle has been the chief investment officer and a managing director with MWAM since August 1996. From November 1992 until July 1996, he was a principal and co-director of fixed income with Hotchkis and Wiley in Los Angeles, California. Before then, he was a portfolio manager with PIMCO in Newport Beach, California.

Mr. Loo has been a portfolio manager and analyst with MWAM since August 1996. From June 1996 until July 1996, Mr. Loo worked as an analyst with Hotchkis and Wiley in Los Angeles, California. Before then, he worked as an analyst with Trust Company of the West (starting in May 1994 while completing a graduate finance degree at Carnegie Mellon University.

PACE MUNICIPAL FIXED INCOME INVESTMENTS. Standish, Ayer & Wood, Inc. ("Standish") serves as investment adviser for PACE Municipal Fixed Income Investments. Standish is located at One Financial Center, Boston, Massachusetts 02111. Standish was founded in 1933 and, as of September 30, 2000, had over $45 billion in assets under management. Christine L. Todd is primarily responsible for the day-to-day management of the fund. She has held her fund responsibilities since June 1, 2000. Ms. Todd is an associate director of Standish. She joined Standish in 1995 from Gannett, Welsh & Kotler, where she was a vice president responsible for municipal bond research and trading.

PACE GLOBAL FIXED INCOME INVESTMENTS. Rogge Global Partners plc and Fischer Francis Trees & Watts, Inc. and its affiliates serve as investment advisers for PACE Global Fixed Income Investments. Rogge Global Partners is located at Sion Hall, 56 Victoria Embankment, London, EC4Y ODZ, England. Rogge Global Partners was organized in 1984 and specializes in global fixed income management. As of September 30, 2000, it had approximately $7.9 billion in assets under management.

Rogge Global Partners uses a team approach in managing the fund's portfolio. The team is lead by Olaf Rogge, the chief investment officer of Rogge Global Partners. Mr. Rogge, who founded Rogge Global Partners in 1984, has been managing global investments for more than 25 years and has held his fund responsibilities since the fund's inception in August 1995.

Other members of the team are John Graham, Richard Bell, Adrian James, Malie Conway and Richard Gray. These team members have held their fund responsibilities since August 1995 except for Ms. Conway. who has held her responsibilities since August 1998, and Mr. Gray, who has held his fund responsibilities since April 1999.

Mr. Graham joined Rogge Global Partners in February 1994 and is currently a director, portfolio manager and analyst. Prior to that time, he served as a senior manager of the multi-currency fixed income

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investment team at JP Morgan. Mr. Bell joined Rogge Global Partners in
June 1990 and serves as a director, portfolio manager and analyst. Mr. James joined Rogge Global Partners in April 1995 and serves as a director, portfolio manager and analyst. From October 1987 through April 1995, Mr. James worked for NatWest Capital Markets, where he was a director and functioned as the international bond economist.

Ms. Conway joined Rogge Global Partners in 1998 as a portfolio manager in charge of global credit. She was previously a senior portfolio manager at Rothschild Asset Management managing U.S., global and short-term mandates. Before joining Rothschild, she spent seven years at JP Morgan where she also managed U.S., global and short-term mandates.

Richard Gray joined Rogge Global Partners in April 1999 and serves as a portfolio manager and head of emerging markets. He was previously a vice president, emerging debt research of Bank of America (1995-1999) and director, emerging debt research for Nomura International (1994-1995).

Fischer Francis Trees & Watts, Inc. ("FFTW (NY)") is located at 200 Park Avenue, 46th Floor, New York, New York 10166. The addresses for its affiliates are 3 Royal Court, The Royal Exchange, London, EC 3V 3RA for Fischer Francis Trees & Watts (UK); 50 Raffles Place, #22-01 Singapore Land Tower, Singapore 048623 for Fischer Francis Trees & Watts Pte Ltd (Singapore); and Fukoku Seimei Building 21F, 2-2, Uchisaiwaicho 2-chome, Chiyoda-Ku Tokyo 100, for Fischer Francis Trees & Watts KK (Japan). FFTW (Japan) will not assume duties as sub-adviser to the fund until it has completed its registration as an investment adviser with the SEC. The affiliates are either wholly owned subsidiaries of FFTW(NY) or are owned jointly by FFTW(NY) and its parent corporation. FFTW (NY) and its affiliates are referred to collectively as "FFTW." As of September 30, 2000, FFTW and its affiliates had approximately $30 billion in assets under management.

FFTW uses a team approach in which a specific portfolio manager is responsible for managing FFTW's share of the fund's assets and determines the broad risk parameters under which these investments operate, but relies on specialist investment teams to determine specific fund investments. The portfolio manager is David Marmon, a managing director of FFTW. Key members of the team are Liaquat Ahamed, a managing director and chief investment officer of FFTW, and Adnan Akant, Stewart Russell, Richard Williams and Simon Hard, all of whom are managing directors of FFTW. These individuals have held their fund responsibilities since October 10, 2000.

Mr. Marmon joined FFTW in 1990 from Yamaichi International (America) where he was head of futures and options research. His responsibilities at Yamaichi included generating trade ideas, daily analysis of market opportunities and preparing research reports. He was previously a financial analyst and strategist at the First Boston Corporation, where he developed hedging programs for financial institutions and industrial firms. He also performed historical and scenario analyses of the futures and options markets for traders and clients. Mr. Marmon began his career in finance as a research analyst on Chase Manhattan's arbitrage and municipal trading desks.

Mr. Ahamed came to FFTW in 1988 after nine years with the World Bank, where he was in charge of the bank's investments in all non-dollar government bond markets. Before assuming responsibility for the management of the non-dollar portfolios, he was responsible for investment and trading in each of the markets, including pounds sterling, Deutsche mark, Japanese yen, Canadian dollars and Australian dollars. In addition, he was involved in providing technical advice to numerous central banks on reserve and liability management. Mr. Ahamed worked initially as an economist at the World Bank, providing economic advice and analyses to senior government officials in numerous developing countries including the Philippines, Korea, Bangladesh and Kenya.

Mr. Akant joined FFTW in 1984 after six years with the World Bank, where he served initially as a project financial analyst in Europe and the Middle East area before joining the treasurer's staff as an investment officer in 1979. Over the next five years, as a member of the investment department, he was responsible for investment and trading of each of the major sectors of the bank's actively managed liquidity portfolio. He was a member of the investment strategy committee and shares responsibility for formulating and implementing the bank's trading and investment strategy. In 1982, Mr. Akant was promoted to senior investment officer and was the division's deputy in charge of the U.S. dollar portfolio.

Mr. Russell joined FFTW in 1992 from the short-term proprietary trading desk in the global markets area of J.P. Morgan. His primary responsibilities included proprietary positioning of U.S. and non-U.S. government obligations, corporate bonds and asset-backed securities.

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Prior to that, Mr. Russell managed J.P. Morgan's short-term interest rate risk group, coordinating a $10 billion book of assets and liabilities.

Mr. Williams joined FFTW in 1995 from Deutsche Morgan Grenfell, where he worked as an analyst in the fixed-income research department.

Mr. Hard joined FFTW's affiliate in London in 1989 from Mercury Asset Management, the investment management affiliate of S.G. Warburg & Co., LTD (now Warburg Dillon Read). His responsibilities there included the formulation of global bond and currency investment policies, and the management of interest rate and currency exposures of the firm's specialist non-dollar bond portfolios. He was previously first vice president and London branch manager of Julius Baer Investment Management, Inc.

PACE LARGE COMPANY VALUE EQUITY INVESTMENTS. Institutional Capital Corporation ("ICAP"), Westwood Management Corporation ("Westwood") and State Street Global Advisors ("SSgA") serve as investment advisers for PACE Large Company Value Equity Investments. ICAP is located at 225 West Wacker Drive, Suite 2400, Chicago, Illinois 60606-1229, and has been in the investment management business since 1970. As of September 30, 2000, ICAP had approximately $14.4 billion in assets under management. ICAP uses a team approach in the day-to-day management of its share of the fund's assets and has held its fund responsibilities since July 1, 2000.

Westwood is located at 300 Crescent Court, Suite 1300, Dallas, Texas 75201, and has been in the investment management business since 1983. As of September 30, 2000, Westwood had approximately $3.2 billion in assets under management. Susan
M. Byrne, President of Westwood since 1983, is primarily responsible for the day-to-day management of Westwood's share of the fund's assets. Ms. Byrne has held her fund responsibilities since July 1, 2000.

SSgA is located at Two International Place, Boston, Massachusetts 02110, and is the investment management division of State Street Bank and Trust Company. As of September 30, 2000, SSgA had approximately $741 billion under management. SSgA uses a team approach in the day-to-day management of its share of the fund's assets. SSgA has held its fund responsibilities since October 10, 2000.

PACE LARGE COMPANY GROWTH EQUITY INVESTMENTS. Alliance Capital Management L.P. ("Alliance Capital") and State Street Global Advisors ('SSgA") serve as investment advisers for PACE Large Company Growth Equity Investments. Alliance Capital is located at 1345 Avenue of the Americas, New York, New York 10105. It is a leading international investment manager supervising client accounts with assets as of September 30, 2000, of approximately $388 billion.

Jane Mack Gould is primarily responsible for the day-to-day management of the fund's assets allocated to Alliance Capital and has held her fund responsibilities since November 1997. Ms. Gould is a senior vice president and portfolio manager and has been with Alliance Capital since 1971.

SSgA is located at Two International Place, Boston, Massachusetts 02110, and is the investment management division of State Street Bank and Trust Company. As of September 30, 2000, SSgA had approximately $741 billion under management. SSgA uses a team approach in the day-to-day management of its share of the fund's assets. SSgA has held its fund responsibilities since October 10, 2000.

PACE SMALL/MEDIUM COMPANY VALUE EQUITY INVESTMENTS. Ariel Capital Management, Inc. ("Ariel") and ICM Asset Management, Inc. ("ICM") serve as investment advisers for PACE Small/Medium Company Value Equity Investments. Ariel is located at 307 North Michigan Avenue, Suite 500, Chicago, Illinois 60601. It is an investment manager with approximately $4.6 billion in assets under management as of September 30, 2000. Eric T. McKissack is primarily responsible for the day-to-day management of the fund's assets allocated to Ariel and held his fund responsibilities since October 1999. He has been with Ariel since 1986 and is currently its vice chair and co-chief investment officer.

ICM is located at 601 W. Main Avenue, Suite 600, Spokane, WA 99201. Although ICM has been in the investment advisory business since 1981, it has not previously advised mutual funds. As of September 30, 2000, it had approximately
$1.86 billion in assets under management. ICM uses a team approach in the day-to-day management of its share of the fund's assets and has held its fund responsibilities since October 10, 2000. ICM's team is led by Kevin A. Jones, CFA, and James M. Simmons, CFA. Five experienced analysts round out the research team led by Messrs. Simmons and Jones.

Mr. Simmons is the founder and chief investment officer of ICM. Mr. Jones is a senior portfolio manager with ICM and has managed small- and mid-cap portfolios since 1997. Prior to his appointment as senior portfolio manager in October 1998, Mr. Jones covered numerous industries as a research analyst. Before joining ICM,

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Mr. Jones spent time as a portfolio analyst for another Northwest investment adviser and as a financial consultant for two major brokerage firms. He has over 12 years experience in the securities industry.

PACE SMALL/MEDIUM COMPANY GROWTH EQUITY INVESTMENTS. Delaware Management Company serves as investment adviser for PACE Small/Medium Company Growth Equity Investments. Delaware Management Company is located at One Commerce Square, Philadelphia, PA 19103. Delaware Management Company and its predecessors have been managing funds for affiliated organizations in the financial services industry, including insurance and investment management, since 1938. As of September 30, 2000, Delaware Management Company and its affiliates had over
$80 billion in assets under management.

Gerald S. Frey is primarily responsible for the fund's day-to-day portfolio management and has held his fund responsibilities since December 1996. Mr. Frey is a vice president of Delaware Management Company. Prior to joining the group of companies of which Delaware Management Company is a part in 1996, Mr. Frey was a senior director with Morgan Grenfell Capital Management, Incorporated in New York. He has 18 years of experience in the money management business.

In making investment decisions for the fund, Mr. Frey regularly consults with other members of the Delaware Management Company team: John A. Heffern, Marshall
T. Bassett, Jeffrey Hynoski, Steven Lampe, Lori F. Wachs and Frank Houghton.
Mr. Heffern joined Delaware Management Company in 1997 and serves as a vice president. Previously, he was a senior vice president, equity research at NatWest Securities Corporation's Specialty Financial Services unit. Prior to that, he was a principal and senior regional bank analyst at Alex. Brown & Sons. Mr. Bassett joined Delaware Management Company in 1997 and serves as a vice president. Previously, he was employed by Morgan Stanley Asset Management's Emerging Growth Group, most recently as a vice president, where he analyzed small growth companies. Prior to that, he was a trust officer at Sovran Bank and Trust Company. Mr. Hynoski joined Delaware Management Company in 1998 and serves as a vice president. Previously, he held the position of vice president with Bessemer Trust since 1993. Prior to that, he served as an analyst for Lord Abbett and Cowen Asset Management. Prior to that, he held a manager position with Price Waterhouse servicing the financial services industry. Ms. Wachs joined Delaware Management Company in 1992 and serves as an assistant vice president. Previously, she was an equity analyst at Goldman Sachs & Company for two years.

Mr. Houghton joined Delaware Management Company in 2000 and serves as a senior vice president and portfolio manager. Previously, he was a vice president and a portfolio manager with Lynch & Mayer, a Delaware affiliate, since 1990.

PACE INTERNATIONAL EQUITY INVESTMENTS. Martin Currie Inc. serves as investment adviser for this fund. Martin Currie Inc. is located at Saltire Court, 20 Castle Terrace, Edinburgh, Scotland EHI 2ES. Martin Currie Inc. and its affiliates are part of one of Scotland's leading independent investment management companies which, since its founding in 1881, has developed an expertise in equity investments. As of September 30, 2000, Martin Currie Inc. and its affiliates had over $10.7 billion in assets under management.

Martin Currie Inc. uses a team approach in the management of the fund's portfolio. The team is led by James Fairweather, who has served as chief investment officer of Martin Currie Inc. since 1997. Mr. Fairweather joined Martin Currie Inc. in 1984 and has served in various investment management capacities since then. He has held his fund responsibilities since its inception in August 1995.

PACE INTERNATIONAL EMERGING MARKETS EQUITY INVESTMENTS. Schroder Investment Management North America Inc. serves as investment adviser for this fund. SIMNA is located at 787 Seventh Avenue, New York, New York 10019. SIMNA and its affiliates have developed an expertise in emerging markets investments. As of June 30, 2000, SIMNA had approximately $46 billion in assets under management. As of the same date, SIMNA's ultimate parent, Schroders plc, and its affiliates collectively had approximately $217 billion in assets under management.

All investment decisions for the Fund are made by SIMNA's emerging markets investment committee. The investment committee consists of investment professionals with specific geographic or regional expertise, as well as members responsible for economic analysis and strategy and global stock and sector selection.

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                              DIVIDENDS AND TAXES

--------------------------------------------------------------------------------

DIVIDENDS

PACE MONEY MARKET INVESTMENTS normally declares dividends daily and pays them monthly. Shares of this fund earn dividends on the day they are sold but do not earn dividends on the day they are purchased.

PACE GOVERNMENT SECURITIES FIXED INCOME INVESTMENTS, PACE INTERMEDIATE FIXED INCOME INVESTMENTS, PACE STRATEGIC FIXED INCOME INVESTMENTS, PACE MUNICIPAL FIXED INCOME INVESTMENTS AND PACE GLOBAL FIXED INCOME INVESTMENTS normally declare and pay dividends monthly. These funds distribute substantially all of their gains, if any, annually.

PACE LARGE COMPANY VALUE EQUITY INVESTMENTS, PACE LARGE COMPANY GROWTH EQUITY INVESTMENTS, PACE SMALL/ MEDIUM COMPANY VALUE EQUITY INVESTMENTS, PACE SMALL/ MEDIUM COMPANY GROWTH EQUITY INVESTMENTS, PACE INTERNATIONAL EQUITY INVESTMENTS AND PACE INTERNATIONAL EMERGING MARKETS EQUITY INVESTMENTS normally declare and pay dividends annually. These funds distribute substantially all of their gains, if any, annually.

You will receive dividends in additional shares of the same fund unless you elect to receive them in cash. Contact your Financial Advisor at PaineWebber if you prefer to receive dividends in cash.

TAXES

PACE MUNICIPAL FIXED INCOME INVESTMENTS seeks to pay dividends that are exempt from federal income tax. However, a portion of its dividends may be subject to state income taxes and its distributions of gain may be subject to both federal and state income taxes whether you receive them in additional fund shares or in cash. The fund also may pay dividends that are subject to the federal alternative minimum tax.

The dividends that you receive from the other funds generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. If you hold shares of these funds through a tax-exempt account or plan, such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax.

When you sell fund shares, you generally will be subject to federal income tax on any gain you realize. However, you will not recognize any gain on the sale of your shares in PACE MONEY MARKET INVESTMENTS so long as it maintains a share price of $1.00.

Any distribution of capital gains may be taxed at a lower rate than ordinary income, depending on whether the fund held the assets that generated the gains for more than 12 months. Your fund will tell you how you should treat its dividends for tax purposes.

As noted above, shareholders will pay the PACE Select Advisors Program Fee. For individual shareholders, this fee will be treated as a "miscellaneous itemized deduction" for federal income tax purposes.

See the SAI for a more detailed discussion. Prospective shareholders are urged to consult their tax advisers.

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                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

The following financial highlights tables are intended to help you understand each fund's financial performance for the periods shown. Certain information reflects financial results for a single fund share. In the tables, "total investment return" represents the rate that an investor would have earned (or lost) on an investment in a fund, assuming reinvestment of all dividends.

This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the funds' financial statements, is included in the funds' Annual Report to Shareholders. The Annual Report may be obtained without charge by calling 1-800-986-0088.

                                                      PACE
                                            MONEY MARKET INVESTMENTS
                                -------------------------------------------------
                                     FOR THE YEARS ENDED
                                           JULY 31,              FOR THE PERIOD
                                ------------------------------        ENDED
                                 2000    1999    1998    1997    JULY 31, 1996+
                                ------  ------  ------  ------  -----------------
Net asset value, beginning of
  period......................  $ 1.00  $ 1.00  $ 1.00  $ 1.00       $  1.00
                                ------  ------  ------  ------       -------
Net investment income.........    0.05    0.05    0.05    0.05          0.05
                                ------  ------  ------  ------       -------
Dividends from net investment
  income......................   (0.05)  (0.05)  (0.05)  (0.05)        (0.05)
                                ------  ------  ------  ------       -------
Net asset value, end of
  period......................  $ 1.00  $ 1.00  $ 1.00  $ 1.00       $  1.00
                                ======  ======  ======  ======       =======
Total investment return (1)...    5.53%   4.85%   5.32%   5.13%         4.75%
                                ======  ======  ======  ======       =======
Ratios/Supplemental Data:
Net assets, end of period
  (000's).....................  $65,521 $47,174 $25,493 $16,070      $10,221
Expenses to average net
  assets, net of fee waivers
  and expense
  reimbursements..............    0.50%   0.50%   0.50%   0.50%         0.50%*
Expenses to average net
  assets, before fee waivers
  and expense
  reimbursements..............    0.95%   1.07%   1.20%   1.89%         2.40%*
Net investment income to
  average net assets, net of
  fee waivers and expense
  reimbursements..............    5.46%   4.70%   5.20%   5.04%         4.93%*
Net investment income to
  average net assets, before
  fee waivers and expense
  reimbursements..............    5.01%   4.13%   4.50%   3.65%         3.03%*

------------------------

+    For the period August 24, 1995 (commencement of operations) through
     July 31, 1996.
*    Annualized.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include the PACE Program Fee; results would be lower if this fee was included. Total investment return for period of less than one year has not been annualized.

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                              FINANCIAL HIGHLIGHTS
                                  (Continued)

--------------------------------------------------------------------------------

                                                      PACE
                                 GOVERNMENT SECURITIES FIXED INCOME INVESTMENTS
                                -------------------------------------------------
                                     FOR THE YEARS ENDED
                                           JULY 31,              FOR THE PERIOD
                                ------------------------------        ENDED
                                 2000    1999    1998    1997    JULY 31, 1996+
                                ------  ------  ------  ------  -----------------
Net asset value, beginning of
  period......................  $12.10  $12.59  $12.61  $12.07  $           12.00
                                ------  ------  ------  ------  -----------------
Net investment income.........    0.73    0.68    0.72    0.64               0.49
Net realized and unrealized
  gains (losses) from
  investments and futures.....    0.01   (0.43)   0.18    0.58               0.03
                                ------  ------  ------  ------  -----------------
Net increase from investment
  operations..................    0.74    0.25    0.90    1.22               0.52
                                ------  ------  ------  ------  -----------------
Dividends from net investment
  income......................   (0.75)  (0.71)  (0.72)  (0.63)            (0.44)
Distributions from net
  realized gains from
  investments.................      --   (0.03)  (0.20)  (0.05)            (0.01)
                                ------  ------  ------  ------  -----------------
Total dividends and
  distributions...............   (0.75)  (0.74)  (0.92)  (0.68)            (0.45)
                                ------  ------  ------  ------  -----------------
Net asset value, end of
  period......................  $12.09  $12.10  $12.59  $12.61  $           12.07
                                ======  ======  ======  ======  =================
Total investment return (1)...    6.36%   2.02%   7.39%  10.42%              4.35%
                                ======  ======  ======  ======  =================
Ratios/Supplemental Data:
Net assets, end of period
  (000's).....................  $198,918 $191,719 $162,119 $101,606 $          58,752
Expenses to average net
  assets, net of fee waivers
  and expense reimbursements..    0.87%++   0.87%++   0.85%   1.57%++              0.85%*
Expenses to average net
  assets, before fee waivers
  and expense reimbursements..    0.91%++   0.93%++   0.95%   1.70%++              1.15%*
Net investment income to
  average net assets, net of
  fee waivers and expense
  reimbursements..............    6.12%++   5.49%++   5.90%   5.44%++              5.09%*
Net investment income to
  average net assets, before
  fee waivers and expense
  reimbursements..............    6.08%++   5.43%++   5.80%   5.31%++              4.79%*
Portfolio turnover............     585%    418%    353%    712%               978%

-----------

  +  For the period August 24, 1995 (commencement of operations) through
     July 31, 1996.
  *  Annualized.
 ++ Includes 0.02%, 0.01% and 0.72% of interest expense related to reverse repurchase agreements during the years ended July 31, 2000, July 31, 1999 and July 31, 1997, respectively.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for period of less than one year has not been annualized.

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                               Prospectus Page 53

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                              FINANCIAL HIGHLIGHTS
                                  (Continued)

--------------------------------------------------------------------------------

                                                      PACE
                                      INTERMEDIATE FIXED INCOME INVESTMENTS
                                -------------------------------------------------
                                     FOR THE YEARS ENDED
                                           JULY 31,              FOR THE PERIOD
                                ------------------------------        ENDED
                                 2000    1999    1998    1997    JULY 31, 1996+
                                ------  ------  ------  ------  -----------------
Net asset value, beginning of
  period......................  $11.98  $12.35  $12.23  $11.95       $ 12.00
                                ------  ------  ------  ------       -------
Net investment income.........    0.70    0.63    0.67    0.66          0.53
Net realized and unrealized
  gains (losses) from
  investments and foreign
  currency....................   (0.16)  (0.28)   0.09    0.28         (0.09)
                                ------  ------  ------  ------       -------
Net increase from investment
  operations..................    0.54    0.35    0.76    0.94          0.44
                                ------  ------  ------  ------       -------
Dividends from net investment
  income......................   (0.70)  (0.64)  (0.64)  (0.66)        (0.48)
Distributions from net
  realized gains from
  investments.................    0.00++  (0.08)     --     --         (0.01)
                                ------  ------  ------  ------       -------
Total dividends and
  distributions...............   (0.70)  (0.72)  (0.64)  (0.66)        (0.49)
                                ------  ------  ------  ------       -------
Net asset value, end of
  period......................  $11.82  $11.98  $12.35  $12.23       $ 11.95
                                ======  ======  ======  ======       =======
Total investment return (1)...    4.74%   2.81%   6.41%   8.14%         3.59%
                                ======  ======  ======  ======       =======
Ratios/Supplemental Data:
Net assets, end of period
  (000's).....................  $134,102 $139,043 $99,690 $66,751      $41,273
Expenses to average net
  assets, net of fee waivers
  and expense
  reimbursements..............    0.78%   0.80%   0.84%   0.85%         0.85%*
Expenses to average net
  assets, before fee waivers
  and expense
  reimbursements..............    0.79%   0.80%   0.84%   0.99%         1.23%*
Net investment income to
  average net assets, net of
  fee waivers and expense
  reimbursements..............    5.95%   5.26%   5.60%   5.70%         5.56%*
Net investment income to
  average net assets, before
  fee waivers and expense
  reimbursements..............    5.94%   5.26%   5.60%   5.56%         5.18%*
Portfolio turnover............      88%     89%    111%     67%           36%

------------------------

+    For the period August 24, 1995 (commencement of operations) through
     July 31, 1996.
++   The Portfolio made a distribution of less than $0.005 during the period.
*    Annualized.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for period of less than one year has not been annualized.

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                              FINANCIAL HIGHLIGHTS
                                  (Continued)

--------------------------------------------------------------------------------

                                                       PACE
                                        STRATEGIC FIXED INCOME INVESTMENTS
                                ---------------------------------------------------
                                       FOR THE YEARS ENDED
                                             JULY 31,               FOR THE PERIOD
                                ----------------------------------       ENDED
                                 2000     1999     1998     1997    JULY 31, 1996+
                                -------  -------  -------  -------  ---------------
Net asset value, beginning of
  period......................  $ 12.33  $ 13.32  $ 13.04  $ 12.44      $ 12.00
                                -------  -------  -------  -------      -------
Net investment income.........     0.73     0.69     0.69     0.67         0.59
Net realized and unrealized
  gains (losses) from
  investments, futures, swaps,
  options and foreign
  currency....................    (0.13)   (0.64)    0.40     0.70         0.38
                                -------  -------  -------  -------      -------
Net increase from investment
  operations..................     0.60     0.05     1.09     1.37         0.97
                                -------  -------  -------  -------      -------
Dividends from net investment
  income......................    (0.72)   (0.70)   (0.69)   (0.67)       (0.52)
Distributions from net
  realized gains from
  investments.................       --    (0.34)   (0.12)   (0.10)       (0.01)
                                -------  -------  -------  -------      -------
Total dividends and
  distributions...............    (0.72)   (1.04)   (0.81)   (0.77)       (0.53)
                                -------  -------  -------  -------      -------
Net asset value, end of
  period......................  $ 12.21  $ 12.33  $ 13.32  $ 13.04      $ 12.44
                                =======  =======  =======  =======      =======
Total investment return (1)...     5.08%    0.21%    8.66%   11.35%        8.15%
                                =======  =======  =======  =======      =======
Ratios/Supplemental Data:
Net assets, end of period
  (000's).....................  $234,748 $222,214 $126,880 $75,174      $42,550
Expenses to average net
  assets, net of fee waivers
  and expense
  reimbursements..............     0.85%    0.88%++    0.85%    0.85%        0.85%*
Expenses to average net
  assets, before fee waivers
  and expense
  reimbursements..............     0.89%    0.92%++    0.94%    1.10%        1.40%*
Net investment income to
  average net assets, net of
  fee waivers and expense
  reimbursements..............     6.04%    5.51%++    5.49%    5.69%        5.85%*
Net investment income to
  average net assets, before
  fee waivers and expense
  reimbursements..............     6.00%    5.47%++    5.40%    5.44%        5.30%*
Portfolio turnover............      391%     202%     234%     357%         166%

------------------------

+    For the period August 24, 1995 (commencement of operations) through
     July 31, 1996.
++ Includes 0.03% of interest expense related to reverse repurchase agreements for the year ended July 31, 1999.
*    Annualized.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for period of less than one year has not been annualized.

--------------------------------------------------------------------------------
                               Prospectus Page 55

--------------------------------------------------------------------------------
                            ------------------------
                     PaineWebber PACE Select Advisors Trust

                              FINANCIAL HIGHLIGHTS
                                  (Continued)

--------------------------------------------------------------------------------

                                                      PACE
                                       MUNICIPAL FIXED INCOME INVESTMENTS
                                -------------------------------------------------
                                     FOR THE YEARS ENDED
                                           JULY 31,              FOR THE PERIOD
                                ------------------------------        ENDED
                                2000#    1999    1998    1997    JULY 31, 1996+
                                ------  ------  ------  ------  -----------------
Net asset value, beginning of
  period......................  $12.44  $12.70  $12.67  $12.32       $ 12.00
                                ------  ------  ------  ------       -------
Net investment income.........    0.57    0.56    0.58    0.61          0.49
Net realized and unrealized
  gains (losses) from
  investments.................   (0.29)  (0.26)   0.02    0.38          0.27
                                ------  ------  ------  ------       -------
Net increase from investment
  operations..................    0.28    0.30    0.60    0.99          0.76
                                ------  ------  ------  ------       -------
Dividends from net investment
  income......................   (0.57)  (0.56)  (0.57)  (0.61)        (0.43)
Distributions from net
  realized gains from
  investments.................      --      --      --   (0.03)        (0.01)
                                ------  ------  ------  ------       -------
Total dividends and
  distributions...............   (0.57)  (0.56)  (0.57)  (0.64)        (0.44)
                                ------  ------  ------  ------       -------
Net asset value, end of
  period......................  $12.15  $12.44  $12.70  $12.67       $ 12.32
                                ======  ======  ======  ======       =======
Total investment return (1)...    2.37%   2.34%   4.87%   8.30%         6.38%
                                ======  ======  ======  ======       =======
Ratios/Supplemental Data:
Net assets, end of period
  (000's).....................  $53,594 $56,659 $51,638 $34,292      $17,765
Expenses to average net
  assets, net of fee waivers
  and expense
  reimbursements..............    0.85%   0.85%   0.85%   0.85%         0.85%*
Expenses to average net
  assets, before fee waivers
  and expense
  reimbursements..............    0.89%   0.89%   0.93%   1.40%         1.74%*
Net investment income to
  average net assets, net of
  fee waivers and expense
  reimbursements..............    4.68%   4.42%   4.67%   5.08%         4.95%*
Net investment income to
  average net assets, before
  fee waivers and expense
  reimbursements..............    4.64%   4.38%   4.59%   4.53%         4.07%*
Portfolio turnover............      33%     11%     34%     15%           78%

------------------------

+    For the period August 24, 1995 (commencement of operations) through
     July 31, 1996.
*    Annualized.
# Sub-investment advisory functions for this portfolio were transferred from Deutsche Asset Management, Inc. to Standish, Ayer and Wood, Inc. on
     June 1, 2000.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for period of less than one year has not been annualized.

--------------------------------------------------------------------------------
                               Prospectus Page 56

--------------------------------------------------------------------------------
                            ------------------------
                     PaineWebber PACE Select Advisors Trust

                              FINANCIAL HIGHLIGHTS
                                  (Continued)

--------------------------------------------------------------------------------

                                                      PACE
                                         GLOBAL FIXED INCOME INVESTMENTS
                                -------------------------------------------------
                                     FOR THE YEARS ENDED
                                           JULY 31,              FOR THE PERIOD
                                ------------------------------        ENDED
                                 2000    1999    1998    1997    JULY 31, 1996+
                                ------  ------  ------  ------  -----------------
Net asset value, beginning of
  period......................  $11.82  $12.25  $12.17  $12.33       $ 12.00
                                ------  ------  ------  ------       -------
Net investment income.........    0.53    0.65    0.62    0.64          0.53
Net realized and unrealized
  gains (losses) from
  investments and foreign
  currency....................   (1.10)   0.20   (0.03)  (0.21)         0.27
                                ------  ------  ------  ------       -------
Net increase (decrease) from
  investment operations.......   (0.57)   0.85    0.59    0.43          0.80
                                ------  ------  ------  ------       -------
Dividends from net investment
  income and foreign
  currency....................   (0.42)  (0.81)  (0.40)  (0.51)        (0.46)
Distributions from net
  realized gains from
  investments.................   (0.09)  (0.47)  (0.11)  (0.08)        (0.01)
Dividend from paid in
  capital.....................   (0.06)     --      --      --            --
                                ------  ------  ------  ------       -------
Total dividends and
  distributions...............   (0.57)  (1.28)  (0.51)  (0.59)        (0.47)
                                ------  ------  ------  ------       -------
Net asset value, end of
  period......................  $10.68  $11.82  $12.25  $12.17       $ 12.33
                                ======  ======  ======  ======       =======
Total investment return (1)...   (4.97)%   6.49%   4.88%   3.54%         6.68%
                                ======  ======  ======  ======       =======
Ratios/Supplemental Data:
Net assets, end of period
  (000's).....................  $100,831 $101,143 $88,838 $60,279      $38,296
Expenses to average net
  assets, net of fee waivers
  and expense
  reimbursements..............    0.95%   0.95%   0.95%   0.95%         0.95%*
Expenses to average net
  assets, before fee waivers
  and expense
  reimbursements..............    1.18%   1.17%   1.23%   1.29%         1.61%*
Net investment income to
  average net assets, net of
  fee waivers and expense
  reimbursements..............    4.50%   4.57%   5.10%   5.36%         5.24%*
Net investment income to
  average net assets, before
  fee waivers and expense
  reimbursements..............    4.27%   4.35%   4.82%   5.02%         4.58%*
Portfolio turnover............     170%    226%    125%    270%          197%

------------------------

+    For the period August 24, 1995 (commencement of operations) through
     July 31, 1996.
*    Annualized.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for period of less than one year has not been annualized.

--------------------------------------------------------------------------------
                               Prospectus Page 57

--------------------------------------------------------------------------------
                            ------------------------
                     PaineWebber PACE Select Advisors Trust

                              FINANCIAL HIGHLIGHTS
                                  (Continued)

--------------------------------------------------------------------------------

                                                      PACE
                                     LARGE COMPANY VALUE EQUITY INVESTMENTS
                                -------------------------------------------------
                                     FOR THE YEARS ENDED
                                           JULY 31,              FOR THE PERIOD
                                ------------------------------        ENDED
                                2000#    1999    1998    1997    JULY 31, 1996+
                                ------  ------  ------  ------  -----------------
Net asset value, beginning of
  period......................  $21.14  $20.27  $20.03  $14.07       $ 12.00
                                ------  ------  ------  ------       -------
Net investment income.........    0.15    0.13    0.14    0.11          0.12
Net realized and unrealized
  gains (losses) from
  investments and futures.....   (3.17)   2.34    1.63    6.61          2.02
                                ------  ------  ------  ------       -------
Net increase (decrease) from
  investment operations.......   (3.02)   2.47    1.77    6.72          2.14
                                ------  ------  ------  ------       -------
Dividends from net investment
  income......................   (0.14)  (0.14)  (0.14)  (0.11)        (0.05)
Distributions from net
  realized gains from
  investments.................   (1.63)  (1.46)  (1.39)  (0.65)        (0.02)
                                ------  ------  ------  ------       -------
Total dividends and
  distributions...............   (1.77)  (1.60)  (1.53)  (0.76)        (0.07)
                                ------  ------  ------  ------       -------
Net asset value, end of
  period......................  $16.35  $21.14  $20.27  $20.03       $ 14.07
                                ======  ======  ======  ======       =======
Total investment return (1)...  (14.74)%  12.82%   9.89%  49.13%        17.90%
                                ======  ======  ======  ======       =======
Ratios/Supplemental Data:
Net assets, end of period
  (000's).....................  $335,294 $375,465 $266,354 $180,807      $80,897
Expenses to average net
  assets, net of fee waivers
  and expense reimbursements..    0.96%   0.96%   0.98%   1.00%         1.00%*
Expenses to average net
  assets, before fee waivers
  and expense reimbursements..    0.96%   0.96%   0.98%   1.06%         1.40%*
Net investment income to
  average net assets, net of
  fee waivers and expense
  reimbursements..............    0.85%   0.71%   0.82%   0.81%         1.22%*
Net investment income to
  average net assets, before
  fee waivers and expense
  reimbursements..............    0.85%   0.71%   0.82%   0.75%         0.82%*
Portfolio turnover............     195%     40%     34%     46%           38%

------------------------

+    For the period August 24, 1995 (commencement of operations) through
     July 31, 1996.
*    Annualized.
# Sub-investment advisory functions for this portfolio were transferred from Brinson Partners, Inc. to Institutional Capital Corp. and Westwood Management Corp. on July 1, 2000.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for period of less than one year has not been annualized.

--------------------------------------------------------------------------------
                               Prospectus Page 58

--------------------------------------------------------------------------------
                            ------------------------
                     PaineWebber PACE Select Advisors Trust

                              FINANCIAL HIGHLIGHTS
                                  (Continued)

--------------------------------------------------------------------------------

                                                      PACE
                                     LARGE COMPANY GROWTH EQUITY INVESTMENTS
                                -------------------------------------------------
                                     FOR THE YEARS ENDED
                                           JULY 31,              FOR THE PERIOD
                                ------------------------------        ENDED
                                 2000    1999   1998#    1997    JULY 31, 1996+
                                ------  ------  ------  ------  -----------------
Net asset value, beginning of
  period......................  $25.88  $22.99  $19.28  $13.27       $ 12.00
                                ------  ------  ------  ------       -------
Net investment income
  (loss)......................   (0.12)  (0.05)  (0.03)   0.03          0.03
Net realized and unrealized
  gains from investments......    4.69    4.44    4.79    6.01          1.26
                                ------  ------  ------  ------       -------
Net increase from investment
  operations..................    4.57    4.39    4.76    6.04          1.29
                                ------  ------  ------  ------       -------
Dividends from net investment
  income......................      --      --   (0.01)  (0.03)        (0.02)
Distributions from net
  realized gains from
  investments.................   (0.75)  (1.50)  (1.04)     --            --
                                ------  ------  ------  ------       -------
Total dividends and
  distributions...............   (0.75)  (1.50)  (1.05)  (0.03)        (0.02)
                                ------  ------  ------  ------       -------
Net asset value, end of
  period......................  $29.70  $25.88  $22.99  $19.28       $ 13.27
                                ======  ======  ======  ======       =======
Total investment return (1)...   17.76%  19.66%  26.40%  45.61%        10.76%
                                ======  ======  ======  ======       =======
Ratios/Supplemental Data:
Net assets, end of period
  (000's).....................  $436,806 $379,988 $275,461 $160,334      $69,248
Expenses to average net
  assets, net of fee waivers
  and expense reimbursements..    0.94%   0.97%   1.00%   1.00%         1.00%*
Expenses to average net
  assets, before fee waivers
  and expense reimbursements..    0.94%   0.97%   1.02%   1.05%         1.33%*
Net investment income (loss)
  to average net assets, net
  of fee waivers and expense
  reimbursements..............   (0.42)%  (0.24)%  (0.14)%   0.22%         0.33%*
Net investment income (loss)
  to average net assets,
  before fee waivers and
  expense reimbursements......   (0.42)%  (0.24)%  (0.16)%   0.17%        (0.01)%*
Portfolio turnover............      59%     43%    102%     73%           65%

------------------------

+    For the period August 24, 1995 (commencement of operations) through
     July 31, 1996.
*    Annualized.
# Sub-investment advisory functions for this portfolio were transferred from Chancellor LGT Asset Management, Inc. to Alliance Capital Management L.P. on November 10, 1997.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for period of less than one year has not been annualized.

--------------------------------------------------------------------------------
                               Prospectus Page 59

--------------------------------------------------------------------------------
                            ------------------------
                     PaineWebber PACE Select Advisors Trust

                              FINANCIAL HIGHLIGHTS
                                  (Continued)

--------------------------------------------------------------------------------

                                                      PACE
                                  SMALL/MEDIUM COMPANY VALUE EQUITY INVESTMENTS
                                -------------------------------------------------
                                     FOR THE YEARS ENDED
                                           JULY 31,              FOR THE PERIOD
                                ------------------------------        ENDED
                                2000#    1999    1998    1997    JULY 31, 1996+
                                ------  ------  ------  ------  -----------------
Net asset value, beginning of
  period......................  $15.75  $17.39  $17.52  $12.29       $ 12.00
                                ------  ------  ------  ------       -------
Net investment income.........    0.10    0.06    0.10    0.12          0.10
Net realized and unrealized
  gains (losses) from
  investments.................   (1.79)  (0.06)   1.14    5.55          0.23
                                ------  ------  ------  ------       -------
Net increase (decrease) from
  investment operations.......   (1.69)   0.00    1.24    5.67          0.33
                                ------  ------  ------  ------       -------
Dividends from net investment
  income......................   (0.06)  (0.09)  (0.13)  (0.10)        (0.04)
Distributions from net
  realized gains from
  investments.................   (0.67)  (1.55)  (1.24)  (0.34)           --
                                ------  ------  ------  ------       -------
Total dividends and
  distributions...............   (0.73)  (1.64)  (1.37)  (0.44)        (0.04)
                                ------  ------  ------  ------       -------
Net asset value, end of
  period......................  $13.33  $15.75  $17.39  $17.52       $ 12.29
                                ======  ======  ======  ======       =======
Total investment return (1)...  (10.59)%   1.16%   6.97%  46.99%         2.76%
                                ======  ======  ======  ======       =======
Ratios/Supplemental Data:
Net assets, end of period
  (000's).....................  $213,749 $206,131 $183,558 $135,047      $63,894
Expenses to average net
  assets, net of fee waivers
  and expense reimbursements..    1.00%   1.00%   0.99%   1.00%         1.00%*
Expenses to average net
  assets, before fee waivers
  and expense reimbursements..    1.01%   1.01%   1.00%   1.12%         1.51%*
Net investment income to
  average net assets, net of
  fee waivers and expense
  reimbursements..............    0.77%   0.42%   0.61%   1.00%         1.07%*
Net investment income to
  average net assets, before
  fee waivers and expense
  reimbursements..............    0.76%   0.41%   0.60%   0.88%         0.56%*
Portfolio turnover............      83%     57%     42%     39%           30%

------------------------

+    For the period August 24, 1995 (commencement of operations) through
     July 31, 1996.
*    Annualized.
# As of October 4, 1999, Ariel Capital Management Inc., sub-advises a portion of the Portfolio. Brandywine Asset Management, Inc. continued to sub-advise a portion of the Portfolio.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for period of less than one year has not been annualized.

--------------------------------------------------------------------------------
                               Prospectus Page 60

--------------------------------------------------------------------------------
                            ------------------------
                     PaineWebber PACE Select Advisors Trust

                              FINANCIAL HIGHLIGHTS
                                  (Continued)

--------------------------------------------------------------------------------

                                                      PACE
                                 SMALL/MEDIUM COMPANY GROWTH EQUITY INVESTMENTS
                                -------------------------------------------------
                                     FOR THE YEARS ENDED
                                           JULY 31,              FOR THE PERIOD
                                ------------------------------        ENDED
                                 2000    1999    1998   1997#    JULY 31, 1996+
                                ------  ------  ------  ------  -----------------
Net asset value, beginning of
  period......................  $20.62  $15.80  $14.44  $11.20       $ 12.00
                                ------  ------  ------  ------       -------
Net investment loss...........   (0.19)  (0.08)  (0.03)  (0.02)        (0.00)**
Net realized and unrealized
  gains (losses) from
  investments.................   12.58    5.28    2.03    3.26         (0.78)
                                ------  ------  ------  ------       -------
Net increase (decrease) from
  investment operations.......   12.39    5.20    2.00    3.24         (0.78)
                                ------  ------  ------  ------       -------
Dividends from net investment
  income......................      --      --      --      --         (0.02)
Distributions from net
  realized gains from
  investments.................   (2.74)  (0.38)  (0.64)     --            --
                                ------  ------  ------  ------       -------
Total dividends and
  distributions...............   (2.74)  (0.38)  (0.64)     --         (0.02)
                                ------  ------  ------  ------       -------
Net asset value, end of
  period......................  $30.27  $20.62  $15.80  $14.44       $ 11.20
                                ======  ======  ======  ======       =======
Total investment return (1)...   62.30%  33.62%  14.44%  28.93%        (6.55)%
                                ======  ======  ======  ======       =======
Ratios/Supplemental Data:
Net assets, end of period
  (000's).....................  $319,571 $265,405 $198,855 $125,609      $63,364
Expenses to average net
  assets, net of fee waivers
  and expense reimbursements..    0.95%   1.00%   1.00%   1.00%         1.00%*
Expenses to average net
  assets, before fee waivers
  and expense reimbursements..    0.96%   1.01%   1.03%   1.08%         1.27%*
Net investment loss to average
  net assets, net of fee
  waivers and expense
  reimbursements..............   (0.64)%  (0.48)%  (0.20)%  (0.21)%        (0.14)%*
Net investment loss to average
  net assets, before fee
  waivers and expense
  reimbursements..............   (0.65)%  (0.49)%  (0.23)%  (0.29)%        (0.41)%*
Portfolio turnover............      81%    102%    131%    247%          115%

------------------------

+    For the period August 24, 1995 (commencement of operations) through
     July 31, 1996.
*    Annualized.
**   Amount is less than ($0.005) per share.
# Sub-investment advisory functions for this portfolio were transferred from Westfield Capital Management Company, Inc. to Delaware Management Company, Inc. on December 17, 1996.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for period of less than one year has not been annualized.

--------------------------------------------------------------------------------
                               Prospectus Page 61

--------------------------------------------------------------------------------
                            ------------------------
                     PaineWebber PACE Select Advisors Trust

                              FINANCIAL HIGHLIGHTS
                                  (Continued)

--------------------------------------------------------------------------------

                                                      PACE
                                        INTERNATIONAL EQUITY INVESTMENTS
                                -------------------------------------------------
                                     FOR THE YEARS ENDED
                                           JULY 31,              FOR THE PERIOD
                                ------------------------------        ENDED
                                 2000    1999    1998    1997    JULY 31, 1996+
                                ------  ------  ------  ------  -----------------
Net asset value, beginning of
  period......................  $17.18  $16.54  $15.66  $12.79       $ 12.00
                                ------  ------  ------  ------       -------
Net investment income.........    0.07    0.07    0.16    0.10          0.12
Net realized and unrealized
  gains from investments and
  foreign currency............    2.51    1.10    1.20    2.97          0.73
                                ------  ------  ------  ------       -------
Net increase from investment
  operations..................    2.58    1.17    1.36    3.07          0.85
                                ------  ------  ------  ------       -------
Dividends from net investment
  income......................   (0.12)  (0.19)  (0.16)  (0.13)        (0.06)
Distributions from net
  realized gains from
  investments.................   (1.02)  (0.34)  (0.32)  (0.07)           --
                                ------  ------  ------  ------       -------
Total dividends and
  distributions...............   (1.14)  (0.53)  (0.48)  (0.20)        (0.06)
                                ------  ------  ------  ------       -------
Capital contribution from
  Sub-Adviser.................    0.05      --      --      --            --
                                ------  ------  ------  ------       -------
Net asset value, end of
  period......................  $18.67  $17.18  $16.54  $15.66       $ 12.79
                                ======  ======  ======  ======       =======
Total investment return (1)...   14.91%   7.33%   9.27%  24.30%         7.08%
                                ======  ======  ======  ======       =======
Ratios/Supplemental Data:
Net assets, end of period
  (000's).....................  $246,452 $214,017 $164,477 $102,979      $45,331
Expenses to average net
  assets, net of fee waivers
  and expense reimbursements..    1.16%   1.22%   1.21%   1.35%         1.50%*
Expenses to average net
  assets, before fee waivers
  and expense reimbursements..    1.16%   1.22%   1.21%   1.35%         1.81%*
Net investment income to
  average net assets, net of
  fee waivers and expense
  reimbursements..............    0.37%   0.53%   1.14%   0.95%         1.35%*
Net investment income to
  average net assets, before
  fee waivers and expense
  reimbursements..............    0.37%   0.53%   1.14%   0.95%         1.04%*
Portfolio turnover............      72%     89%     56%     55%           25%

------------------------

+    For the period August 24, 1995 (commencement of operations) through
     July 31, 1996.
*    Annualized.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for period of less than one year has not been annualized. If not for the sub-adviser's capital contribution of approximately $0.05 per share, the total return for the year ended July 31, 2000 would have been 14.6%.

--------------------------------------------------------------------------------
                               Prospectus Page 62

--------------------------------------------------------------------------------
                            ------------------------
                     PaineWebber PACE Select Advisors Trust

                              FINANCIAL HIGHLIGHTS
                                  (Continued)

--------------------------------------------------------------------------------

                                                      PACE
                                INTERNATIONAL EMERGING MARKETS EQUITY INVESTMENTS
                                -------------------------------------------------
                                     FOR THE YEARS ENDED
                                           JULY 31,              FOR THE PERIOD
                                ------------------------------        ENDED
                                 2000    1999    1998    1997    JULY 31, 1996+
                                ------  ------  ------  ------  -----------------
Net asset value, beginning of
  period......................  $12.05  $10.41  $15.60  $12.49       $ 12.00
                                ------  ------  ------  ------       -------
Net investment income
  (loss)......................   (0.01)   0.09    0.09    0.06          0.07
Net realized and unrealized
  gains (losses) from
  investments and foreign
  currency....................    0.02    1.62   (5.23)   3.09          0.44
                                ------  ------  ------  ------       -------
Net increase (decrease) from
  investment operations.......    0.01    1.71   (5.14)   3.15          0.51
                                ------  ------  ------  ------       -------
Dividends from net investment
  income......................   (0.10)  (0.07)  (0.05)  (0.04)        (0.02)
                                ------  ------  ------  ------       -------
Net asset value, end of
  period......................  $11.96  $12.05  $10.41  $15.60       $ 12.49
                                ======  ======  ======  ======       =======
Total investment return (1)...   (0.02)%  16.66% (32.99)%  25.31%         4.23%
                                ======  ======  ======  ======       =======
Ratios/Supplemental Data:
Net assets, end of period
  (000's).....................  $82,179 $88,497 $63,237 $54,759      $25,481
Expenses to average net
  assets, net of fee waivers
  and expense
  reimbursements..............    1.50%   1.50%   1.50%   1.50%         1.50%*
Expenses to average net
  assets, before fee waivers
  and expense
  reimbursements..............    1.75%   1.79%   1.79%   2.09%         2.35%*
Net investment income (loss)
  to average net assets, net
  of fee waivers and expense
  reimbursements..............   (0.08)%   1.05%   0.98%   0.63%         0.94%*
Net investment income (loss)
  to average net assets,
  before fee waivers and
  expense reimbursements......   (0.33)%   0.76%   0.69%   0.04%         0.08%*
Portfolio turnover............     115%     66%     51%     39%           22%

------------------------

+    For the period August 24, 1995 (commencement of operations) through
     July 31, 1996.
*    Annualized.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for period of less than one year has not been annualized.

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                               Prospectus Page 63

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                     PaineWebber PACE Select Advisors Trust

                                   APPENDIX A

              PERFORMANCE INFORMATION FOR NEW INVESTMENT ADVISERS

Certain PACE funds have recently undergone a change in investment advisers. To assist prospective and existing shareholders in making an informed investment decision, this Appendix provides performance information about comparable mutual funds, and/or a composite of all advisory accounts, managed by these new investment advisers in a substantially similar manner to the way in which the investment adviser manages the respective PACE Fund's assets ("Related Performance Information").

Where an investment adviser has been managing a registered investment company (mutual fund) with substantially similar investment objectives, policies and strategies ("Comparable Fund") to those of a PACE fund, the Comparable Fund's average total return is presented in accordance with SEC performance rules (shown both before and after deducting any applicable fund sales charges). Where an investment adviser manages advisory accounts in a manner that is substantially similar to the way in which it manages a PACE fund's assets, this appendix presents the composite performance of all those accounts ("Account Composite Performance"), calculated in accordance with the recommended standards of the Association of Investment Management and Research ("AIMR") (shown both before and after deducting the maximum annual PACE Program fee). AIMR is a non-profit membership and education organization that, among other things, has formulated a set of performance presentation standards for investment advisers. The Account Composite Performance was obtained from the records maintained by the respective investment adviser and adjusted by Mitchell Hutchins to reflect the fees and expenses of the corresponding PACE fund. Where applicable, both Comparable Fund and Account Composite Performance is included. The performance of the corresponding PACE fund is shown for Class P shares both before and after deducting the maximum annual PACE Program fee. In addition, the performance of an appropriate unmanaged benchmark index, not adjusted for any fees or expenses, is provided as well.

Finally, please note that:

- Related Performance Information is not the PACE fund's own historical performance and is not necessarily an indication of the corresponding PACE fund's future performance. This is particularly true for Account Composite Performance because these accounts may not be subject to certain investment limitations, diversification requirements and other restrictions imposed on mutual funds by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance of these accounts.

- As more fully described below, certain investment advisers for which we have included Related Performance Information manage only a portion of a PACE fund's assets. THUS, THE FUTURE PERFORMANCE OF EACH INVESTMENT ADVISER WILL IMPACT THE PERFORMANCE OF THE RESPECTIVE PACE FUND ONLY FOR THAT PORTION OF THE ASSETS IT MANAGES. The percentage of a PACE fund's assets that is allocated to a particular investment adviser can be changed by Mitchell Hutchins at any time.

- Any investment adviser may be replaced at any time by Mitchell Hutchins, subject to approval by the PACE fund's board of trustees. No shareholder vote is required. THIS MANAGEMENT STRUCTURE MAY RESULT IN MORE FREQUENT TURNOVER OF INVESTMENT ADVISERS THAN OTHER FUNDS THAT TYPICALLY MUST SEEK SHAREHOLDER APPROVAL BEFORE MAKING SUCH A CHANGE.

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                              Prospectus Page A-1

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                     PaineWebber PACE Select Advisors Trust

1. PACE INTERMEDIATE FIXED INCOME INVESTMENTS

Account Composite Performance for Metropolitan West Asset Management LLC ("MWAM"), a new investment adviser to the fund, is provided below. Prior to October 10, 2000, all of the fund's assets were managed by a different investment adviser.

                                                                        PACE INTERMEDIATE    PACE INTERMEDIATE
                                                                           FIXED INCOME         FIXED INCOME
                                                           MWAM            INVESTMENTS          INVESTMENTS
                                        MWAM          COMPOSITE AS OF   CLASS P SHARES AS    CLASS P SHARES AS    LEHMAN BROTHERS
                                   COMPOSITE AS OF        9/30/00        OF 9/30/00 (WITH        OF 9/30/00        INTERMEDIATE
                                    9/30/00 (WITH      (WITHOUT PACE       PACE PROGRAM        (WITHOUT PACE        GOVERNMENT
                                  PACE PROGRAM FEE)    PROGRAM FEE)            FEE)             PROGRAM FEE)       CREDIT INDEX
                                  -----------------   ---------------   ------------------   ------------------   ---------------
YTD (1/1/00 - 9/30/00)..........        4.81%              5.99%              5.00%                6.18%               6.19%
1 Year..........................        4.59%              6.16%              4.51%                6.09%               6.25%
3 Years.........................        4.59%              6.17%              3.58%                5.15%               5.69%
5 Years.........................         N/A                N/A               3.65%                5.21%               6.08%
Since inception (8/24/95) of
 Class P shares PACE fund.......         N/A                N/A               3.89%                5.46%               6.12%

2. PACE MUNICIPAL FIXED INCOME INVESTMENTS

Account Composite Performance and performance for the only Comparable Mutual Fund advised by Standish, Ayer & Wood, Inc., a new investment adviser to the fund, is provided below. Prior to June 1, 2000, all of the fund's assets were managed by a different investment adviser.

                                                                                                                         PACE
                                                                                                       PACE            MUNICIPAL
                                                                    STANDISH        STANDISH         MUNICIPAL       FIXED INCOME
                            STANDISH, AYER &   STANDISH, AYER &   INTERMEDIATE    INTERMEDIATE     FIXED INCOME       INVESTMENTS
                               WOOD, INC.         WOOD, INC.       TAX EXEMPT      TAX EXEMPT       INVESTMENTS     CLASS P SHARES
                            COMPOSITE AS OF    COMPOSITE AS OF    BOND FUND AS    BOND FUND AS    CLASS P SHARES     AS OF 9/30/00
                             9/30/00 (WITH     9/30/00 (WITHOUT    OF 9/30/00      OF 9/30/00      AS OF 9/30/00       (WITHOUT
                              PACE PROGRAM       PACE PROGRAM     (WITH SALES    (WITHOUT SALES     (WITH PACE           PACE
                                  FEE)               FEE)           CHARGES)        CHARGES)       PROGRAM FEE)      PROGRAM FEE)
                            ----------------   ----------------   ------------   --------------   ---------------   ---------------
YTD (1/1/00 - 9/30/00)....       3.85%              5.01%             N/A             5.12%            4.02%             5.20%
1 Year....................       3.27%              4.81%             N/A             4.93%            2.84%             4.39%
3 Years...................       2.23%              3.76%             N/A             3.90%            1.94%             3.48%
5 Years...................       3.15%              4.70%             N/A             5.03%            3.29%             4.85%
Since inception (8/24/95)
 of Class P shares PACE
 fund.....................        N/A                N/A              N/A             5.06%            3.37%             4.93%


                              LEHMAN
                            MUNICIPAL
                            FIVE YEAR
                            BOND INDEX
                            ----------
YTD (1/1/00 - 9/30/00)....    4.80%
1 Year....................    4.81%
3 Years...................    4.36%
5 Years...................    4.82%
Since inception (8/24/95)
 of Class P shares PACE
 fund.....................    4.79%

3. PACE GLOBAL FIXED INCOME INVESTMENTS

Performance for the Comparable Mutual Fund managed by Fischer Francis Trees & Watts, Inc. and its affiliates ("FFTW"), a new investment adviser to the fund, is provided below. Prior to October 10, 2000, all of PACE Global Fixed Income Investments' assets were managed by Rogge Global Partners plc ("Rogge Global Partners"). As of October 10, 2000, Rogge Global Partners manages approximately 50% of the fund's assets and FFTW manages approximately 50% of the fund's assets. Mitchell Hutchins may change these allocations at any time.

                                                                                           PACE GLOBAL
                                                                           PACE GLOBAL    FIXED INCOME
                                                                           FIXED INCOME    INVESTMENTS
                                              FFTW             FFTW        INVESTMENTS       CLASS P
                                            WORLDWIDE       WORLDWIDE        CLASS P         SHARES         LEHMAN
                                            PORTFOLIO      PORTFOLIO AS    SHARES AS OF   AS OF 9/30/00     GLOBAL     SSB WORLD
                                          AS OF 9/30/00     OF 9/30/00       9/30/00        (WITHOUT      AGGREGATE    GOVT BOND
                                           (WITH SALES    (WITHOUT SALES    (WITH PACE        PACE        BOND INDEX     INDEX
                                            CHARGES)         CHARGES)      PROGRAM FEE)   PROGRAM FEE)    (UNHEDGED)   (UNHEDGED)
                                          -------------   --------------   ------------   -------------   ----------   ----------
YTD (1/1/00 - 9/30/00)..................       N/A            (1.16)%        (6.49)%         (5.43)%       (0.60)%      (2.60)%
1 Year..................................       N/A            (2.30)%        (8.68)%         (7.29)%       (2.17)%      (3.90)%
3 Years.................................       N/A             3.04 %        (0.79)%          0.71 %        2.84 %       2.52 %
5 Years.................................       N/A             4.28 %         0.88 %          2.41 %        3.93 %       2.83 %
Since inception (8/24/95) of Class P
 shares PACE fund.......................       N/A             4.62 %         1.30 %          2.83 %        4.24 %       3.23 %

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                              Prospectus Page A-2

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                     PaineWebber PACE Select Advisors Trust

4. PACE LARGE COMPANY VALUE EQUITY INVESTMENTS

Related Performance Information for Institutional Capital Corp. ("ICAP"), Westwood Management Corporation ("Westwood"), and State Street Global Advisors ("SSgA"), the investment advisers to the fund, is set forth below.

Prior to July 1, 2000, all of the fund's assets were managed by a different investment adviser. As of July 1, 2000, ICAP and Westwood each managed approximately 50% of the fund's assets. As of October 10, 2000, ICAP and Westwood each manages approximately 25% of the fund's assets and SSgA manages approximately 50% of the fund's assets. Mitchell Hutchins may change these allocations at any time.

                                                                                       PACE LARGE        PACE LARGE
                                                                                      COMPANY VALUE     COMPANY VALUE
                                                                                         EQUITY            EQUITY
                                                                                       INVESTMENTS       INVESTMENTS
                                              SSGA COMPOSITE        SSGA COMPOSITE   CLASS P SHARES    CLASS P SHARES    RUSSELL
                                              AS OF 9/30/00         AS OF 9/30/00     AS OF 9/30/00     AS OF 9/30/00      1000
                                                (WITH PACE          (WITHOUT PACE      (WITH PACE       (WITHOUT PACE     VALUE
                                               PROGRAM FEE)          PROGRAM FEE)     PROGRAM FEE)      PROGRAM FEE)      INDEX
                                         ------------------------   --------------   ---------------   ---------------   --------
YTD (1/1/00 - 9/30/00).................                     3.91%        5.08%           (2.48)%           (1.38)%         3.30%
1 Year.................................                     8.69%       10.32%           (1.45)%            0.04 %         8.91%
3 Years................................                     7.75%        9.37%            1.86 %            3.40 %        10.23%
5 Years................................                    17.78%       19.57%           11.62 %           13.31 %        17.59%
Since inception (8/24/95) of Class P
 shares PACE fund......................                    18.25%       20.01%           12.27 %           13.97 %        18.10%

                                                                                                      PACE LARGE
                                                                                                    COMPANY VALUE
                                                   ICAP                                                 EQUITY
                                   ICAP        COMPOSITE AS                       ICAP EQUITY        INVESTMENTS
                               COMPOSITE AS     OF 9/30/00       ICAP EQUITY      PORTFOLIO AS    CLASS P SHARES AS
                                OF 9/30/00       (WITHOUT      PORTFOLIO AS OF     OF 9/30/00      OF 9/30/00 (WITH
                                (WITH PACE         PACE         9/30/00 (WITH    (WITHOUT SALES      PACE PROGRAM
                               PROGRAM FEE)    PROGRAM FEE)    SALES CHARGES)       CHARGES)             FEE)
                               -------------   -------------   ---------------   --------------   ------------------
YTD (1/1/00 - 9/30/00).......     (0.73)%          0.39%              N/A             2.01%             (2.48)%
1 Year.......................      8.62 %         10.23%              N/A            12.34%             (1.45)%
3 Years......................      6.28 %          7.87%              N/A             8.88%              1.86 %
5 Years......................     14.96 %         16.65%              N/A            17.29%             11.62 %
Since inception (8/24/95) of
 Class P shares PACE fund....       N/A             N/A               N/A            17.98%             12.27 %

                                 PACE LARGE
                                COMPANY VALUE
                                   EQUITY
                                 INVESTMENTS
                               CLASS P SHARES            RUSSELL
                                AS OF 9/30/00              1000
                                (WITHOUT PACE             VALUE
                                PROGRAM FEE)              INDEX
                               ---------------   ------------------------
YTD (1/1/00 - 9/30/00).......      (1.38)%                          3.30%
1 Year.......................       0.04 %                          8.91%
3 Years......................       3.40 %                         10.23%
5 Years......................      13.31 %                         17.59%
Since inception (8/24/95) of
 Class P shares PACE fund....      13.97 %                         18.10%

                                                                                                     PACE LARGE
                                                                                    GABELLI            COMPANY
                                                                                    WESTWOOD        VALUE EQUITY
                              WESTWOOD         WESTWOOD      GABELLI WESTWOOD     EQUITY FUND        INVESTMENTS
                          COMPOSITE AS OF    COMPOSITE AS      EQUITY FUND      (A SHARES) AS OF   CLASS P SHARES
                           9/30/00 (WITH      OF 9/30/00     (A SHARES) AS OF       9/30/00         AS OF 9/30/00
                            PACE PROGRAM     (WITHOUT PACE    9/30/00 (WITH      (WITHOUT SALES      (WITH PACE
                                FEE)         PROGRAM FEE)     SALES CHARGES)        CHARGES)        PROGRAM FEE)
                          ----------------   -------------   ----------------   ----------------   ---------------
YTD (1/1/00 -
 9/30/00)...............        7.22%            8.40%             3.76%              8.08%             (2.48)%
1 Year..................       15.28%           16.96%            14.21%             18.98%             (1.45)%
3 Years.................       12.25%           13.91%            10.28%             11.79%              1.86 %
5 Years.................       20.21%           21.95%            18.74%             19.71%             11.62 %
Since inception
 (8/24/95) of Class P
 shares PACE fund.......         N/A              N/A             19.02%             19.98%             12.27 %

                            PACE LARGE
                           COMPANY VALUE
                              EQUITY
                            INVESTMENTS
                          CLASS P SHARES    RUSSELL
                           AS OF 9/30/00      1000
                           (WITHOUT PACE     VALUE
                           PROGRAM FEE)      INDEX
                          ---------------   --------
YTD (1/1/00 -
 9/30/00)...............      (1.38)%         3.30%
1 Year..................       0.04 %         8.91%
3 Years.................       3.40 %        10.23%
5 Years.................      13.31 %        17.59%
Since inception
 (8/24/95) of Class P
 shares PACE fund.......      13.97 %        18.10%

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                              Prospectus Page A-3

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                     PaineWebber PACE Select Advisors Trust

5. PACE LARGE COMPANY GROWTH EQUITY INVESTMENTS

Account Composite performance for State Street Global Advisors ("SSgA"), an investment adviser of the fund, is set forth below.

Prior to October 10, 2000, all of the fund's assets were managed by Alliance Capital Management L.P. ("Alliance Capital"). As of October 10, 2000, Alliance Capital manages approximately 60% of the fund's assets and SSgA manages approximately 40% of the fund's assets. Mitchell Hutchins may change these allocations at any time.

                                                                                     PACE LARGE          PACE LARGE
                                                                                   COMPANY GROWTH      COMPANY GROWTH
                                                                                       EQUITY              EQUITY
                                                                                    INVESTMENTS         INVESTMENTS
                                               SSGA COMPOSITE   SSGA COMPOSITE   CLASS P SHARES AS     CLASS P SHARES    RUSSELL
                                               AS OF 9/30/00    AS OF 9/30/00     OF 9/30/00 (WITH     AS OF 9/30/00       1000
                                                 (WITH PACE     (WITHOUT PACE       PACE PROGRAM       (WITHOUT PACE      GROWTH
                                                PROGRAM FEE)     PROGRAM FEE)           FEE)            PROGRAM FEE)      INDEX
                                               --------------   --------------   ------------------   ----------------   --------
YTD (1/1/00 - 9/30/00).......................     (5.74)%          (4.66)%            (2.37)%                  (1.26)%    (1.37)%
1 Year.......................................      15.91%           17.64%            15.06 %                  16.80 %    23.43 %
3 Years......................................      19.03%           20.81%            18.59 %                  20.39 %    22.74 %
5 Years......................................      22.49%           24.31%            20.12 %                  21.94 %    25.07 %
Since inception (8/24/95) of Class P shares
 PACE fund...................................      22.90%           24.73%            20.46 %                  22.28 %    25.72 %

6. PACE SMALL/MEDIUM COMPANY VALUE EQUITY INVESTMENTS

Performance for ICM Asset Management, Inc. ("ICM") and Ariel Capital Management Inc. ("Ariel"), each an investment adviser of the fund, is set forth below. Prior to October 4, 1999, all of the fund's assets were managed by a different investment adviser. As of October 4, 1999, the former investment adviser and Ariel Capital Management, Inc. ("Ariel") each managed a portion of the fund's assets. As of October 10, 2000, Ariel and ICM each initially manages approximately 50% of the fund 's assets. Mitchell Hutchins may change these allocations at any time.

                                                                PACE SMALL/MEDIUM       PACE SMALL/MEDIUM
                                                                  COMPANY VALUE           COMPANY VALUE
                            ICM COMPOSITE    ICM COMPOSITE     EQUITY INVESTMENTS      EQUITY INVESTMENTS     RUSSELL    RUSSELL
                            AS OF 9/30/00    AS OF 9/30/00    CLASS P SHARES AS OF    CLASS P SHARES AS OF      2000       2500
                              (WITH PACE     (WITHOUT PACE     9/30/00 (WITH PACE       9/30/00 (WITHOUT       VALUE      VALUE
                             PROGRAM FEE)     PROGRAM FEE)        PROGRAM FEE)          PACE PROGRAM FEE)      INDEX      INDEX
                            --------------   --------------   ---------------------   ---------------------   --------   --------
YTD (1/1/00 - 9/30/00)....      29.63%           31.61%               2.84 %                  4.00 %           13.62%     11.21%
1 Year....................      26.81%           28.74%               1.39 %                  2.93 %           15.36%     15.75%
3 Years...................       0.64%            1.15%              (3.72)%                 (2.26)%            2.11%      4.41%
5 Years...................        N/A              N/A                7.32 %                  8.94 %           11.50%     13.33%
Since inception (8/24/95)
 of Class P shares PACE
 fund.....................        N/A              N/A                7.17 %                  8.79 %           11.63%     13.47%

                                                                                                                 PACE SMALL/
                                                                                                PACE SMALL/         MEDIUM
                                                      ARIEL                                        MEDIUM          COMPANY
                                        ARIEL       COMPOSITE                      ARIEL          COMPANY        VALUE EQUITY
                                      COMPOSITE       AS OF         ARIEL       APPRECIATION    VALUE EQUITY     INVESTMENTS
                                        AS OF        9/30/00     APPRECIATION    FUND AS OF     INVESTMENTS     CLASS P SHARES
                                       9/30/00      (WITHOUT      FUND AS OF      9/30/00      CLASS P SHARES   AS OF 9/30/00
                                     (WITH PACE       PACE         9/30/00        (WITHOUT     AS OF 9/30/00       (WITHOUT
                                       PROGRAM       PROGRAM     (WITH SALES       SALES         (WITH PACE          PACE
                                        FEE)          FEE)         CHARGES)       CHARGES)      PROGRAM FEE)     PROGRAM FEE)
                                     -----------   -----------   ------------   ------------   --------------   --------------
YTD (1/1/00 - 9/30/00).............      7.68%        8.89%           N/A          11.56%          2.84 %           4.00 %
1 Year.............................      8.93%       10.57%           N/A          14.11%          1.39 %           2.93 %
3 Years............................      8.73%       10.37%           N/A          12.22%         (3.72)%          (2.26)%
5 Years............................     16.46%       18.20%           N/A          18.96%          7.32 %           8.94 %
Since inception (8/24/95) of
 Class P shares PACE fund..........     16.76%       18.51%           N/A          18.41%          7.17 %           8.79 %


                                     RUSSELL
                                       MID      RUSSELL
                                       CAP        2500
                                      VALUE      VALUE
                                      INDEX      INDEX
                                     --------   --------
YTD (1/1/00 - 9/30/00).............    8.90%     11.21%
1 Year.............................   13.00%     15.75%
3 Years............................    5.96%      4.41%
5 Years............................   14.07%     13.33%
Since inception (8/24/95) of
 Class P shares PACE fund..........   14.33%     13.47%

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                              Prospectus Page A-4

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                     PaineWebber PACE Select Advisors Trust

                                   APPENDIX B

INTRODUCTORY NOTE:

    THIS APPENDIX IS PROVIDED FOR ERISA ACCOUNTS PURSUANT TO CONDITIONS IMPOSED BY A GRANT OF INDIVIDUAL EXEMPTIONS BY THE DEPARTMENT OF LABOR.

    THE NOTICE OF PROPOSED EXEMPTION AND RELATED GRANT OF INDIVIDUAL EXEMPTIONS REPRODUCED BELOW DATE FROM 1996. THE FACTUAL INFORMATION CONTAINED THEREIN WAS ACCURATE AS OF THAT TIME; HOWEVER, THE FUNDS HAVE CHANGED OVER THE YEARS. THE INFORMATION CONTAINED ELSEWHERE IN THIS PROSPECTUS IS MORE CURRENT AND SHOULD BE RELIED UPON WHERE THERE ARE DIFFERENCES. FOR EXAMPLE:

- THE NAME OF THE TRUST WAS CHANGED FROM MANAGED ACCOUNTS SERVICES PORTFOLIO TRUST TO PAINEWEBBER PACE SELECT ADVISORS TRUST;

- PAINEWEBBER MANAGED ACCOUNTS SERVICES (PMAS) IS NOW KNOWN AS PAINEWEBBER INVESTMENT CONSULTING SERVICES (PICS); AND

- CERTAIN FEE ARRANGEMENTS HAVE CHANGED AND A NUMBER OF SUB-ADVISERS HAVE BEEN REPLACED.

           THIS DOCUMENT HAS BEEN PREPARED BY PAINEWEBBER INCORPORATED
         AS A COPY OF THE NOTICE THAT APPEARED IN THE FEDERAL REGISTER ON
                FRIDAY, MARCH 22, 1996 (VOL. 61, N0. 57 AT 11882).

  PAINEWEBBER INCORPORATED (PAINEWEBBER) LOCATED IN NEW YORK, NY    [Application
  No. D-09818]

                               PROPOSED EXEMPTION

    Based on the facts and representations set forth in the application, the Department is considering granting an exemption under the authority of section 408(a) of the Act and section 4975(c)(2) of the Code and in accordance with the procedures set forth in 29 CFR Part 2570, Subpart B (55 FR 32836, August 10,
1990).(1)

Section I. Covered Transactions

If the exemption is granted, the restrictions of section 406(a) of the Act and the sanctions resulting from the application of section 4975 of the Code, by reason of section 4975(c)(1) (A) through (D) of the Code, shall not apply, effective August 18, 1995, to the purchase or redemption of shares by an employee benefit plan, an individual retirement account (the IRA) or a retirement plan for a self-employed individual (the Keogh Plan) (collectively referred to herein as the Plans) in the PaineWebber Managed Accounts Services Portfolio Trust (the Trust) established in connection with such Plans' participation in the PaineWebber PACE Program (the PACE Program).

    In addition, the restrictions of section 406(b) of the Act and the sanctions resulting from the application of section 4975 of the Code, by reason of section 4975(c)(1) (E) and (F) of the Code, shall not apply, effective August 18, 1995, to (a) the provision, by PaineWebber Managed Accounts Services (PMAS), a division of PaineWebber, of asset allocation and related services to an independent fiduciary of a Plan (the Independent Fiduciary) or to a directing participant (the Directing Participant) in a Plan that is covered under the provisions of section 404(c) of the Act (the Section 404(c) Plan), which may result in the selection by the Independent Fiduciary or the Directing Participant of portfolios of the Trust (the Portfolios) in the PACE Program for the investment of Plan assets; and (b) the provision of investment management services by Mitchell Hutchins Asset Management, Inc. (Mitchell Hutchins) to the PACE Money Market Investments Portfolio of the Trust.

    This proposed exemption is subject to the conditions set forth below in
Section II.

Section II. General Conditions
(a) The participation of each Plan in the PACE Program is approved by an Independent Fiduciary or, if applicable, Directing Participant.

(b) As to each Plan, the total fees paid to PMAS and its affiliates constitute no more than reasonable compensation and do not include the receipt of fees pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the '40
   Act) by PMAS and its affiliates in connection with the transactions.

(c) No Plan pays a fee or commission by reason of the acquisition or redemption of shares in the Trust.

(d) The terms of each purchase or redemption of Trust shares remain at least as favorable to an investing Plan as those obtainable in an arm's length transaction with an unrelated party.

(e) PMAS provides written documentation to an Independent Fiduciary or a Directing Participant of its recommendations or evaluations based upon objective criteria.

(f) Any recommendation or evaluation made by PMAS to an Independent Fiduciary or Directing Participant is implemented only at the express direction of such fiduciary or participant.

(g) PMAS provides investment advice in writing to an Independent Fiduciary or Directing Participant with respect to all available Portfolios.

----------------------------------
  (1) For purposes of this proposed exemption, reference to provisions of Title I of the Act, unless otherwise specified, refer also to the corresponding provisions of the Code.

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                     PaineWebber PACE Select Advisors Trust

(h) With the exception of the PACE Money Market Investments Portfolio, any sub-adviser (the Sub-Adviser) appointed by Mitchell Hutchins to exercise investment discretion with respect to a Portfolio is independent of PaineWebber and its affiliates.

(i) The quarterly fee that is paid by a Plan to PMAS for asset allocation and related services rendered to such Plan under the PACE Program (i.e., the outside fee) is offset by such amount as is necessary to assure that Mitchell Hutchins retains 20 basis points as a management fee from any Portfolio (with the exception of the PACE Money Market Investments Portfolio from which Mitchell Hutchins retains an investment management fee of 15 basis points) containing investments attributable to the Plan investor. However, the quarterly fee of 20 basis points that is paid to Mitchell Hutchins for administrative services is retained by Mitchell Hutchins and is not offset against the outside fee.

(j) With respect to its participation in the PACE Program prior to purchasing Trust shares,

    (1) Each Independent Fiduciary receives the following written or oral disclosures from PaineWebber:

        (A) A copy of the prospectus (the Prospectus) for the Trust discussing the investment objectives of the Portfolios comprising the Trust; the policies employed to achieve these objectives; the corporate affiliation existing between PaineWebber, PMAS, Mitchell Hutchins and their affiliates; the compensation paid to such entities; any additional information explaining the risks of investing in the Trust; and sufficient and understandable disclosures relating to rebalancing of investor accounts.

        (B) Upon written or oral request to PaineWebber, a Statement of Additional Information supplementing the Prospectus, which describes the types of securities and other instruments in which the Portfolios may invest, the investment policies and strategies that the Portfolios may utilize and certain risks attendant to those investments, policies and strategies.

        (C) An investor questionnaire.

        (D) A written analysis of PMAS's asset allocation decision and recommendation of specific Portfolios.

        (E) A copy of the agreement between PMAS and such Plan relating to participation in the PACE Program.

        (F) Upon written request to Mitchell Hutchins, a copy of the respective investment advisory agreement between Mitchell Hutchins and the Sub-Advisers.

        (G) Copies of the proposed exemption and grant notice describing the exemptive relief provided herein.

    (2) In the case of a Section 404(c) Plan, the Independent Fiduciary will--

        (A) Make copies of the foregoing documents available to Directing Participants.

        (B) Allow Directing Participants to interact with PaineWebber Investment Executives and receive information relative to the services offered under the PACE Program, including the rebalancing feature, and the operation and objectives of the Portfolios.

    (3) If accepted as an investor in the PACE Program, an Independent Fiduciary of an IRA or Keogh Plan, is required to acknowledge, in writing to PMAS, prior to purchasing Trust shares that such fiduciary has received copies of the documents described in paragraph (j)(l) of this Section II.

    (4) With respect to a Section 404(c) Plan, written acknowledgement of the receipt of such documents is provided by the Independent Fiduciary (i.e., the Plan administrator, trustee, investment manager or named fiduciary, as the recordholder of Trust shares). Such Independent Fiduciary will be required to represent in writing to PMAS that such fiduciary is--

        (A) Independent of PaineWebber and its affiliates;

        (B) Knowledgeable with respect to the Plan in administrative matters and funding matters related thereto, and;

        (C) Able to make an informed decision concerning participation in the PACE Program.

    (5) With respect to a Plan that is covered under Title I of the Act, where investment decisions are made by a trustee, investment manager or a named fiduciary, such Independent Fiduciary is required to acknowledge, in writing, receipt of such documents and represent to PMAS that such fiduciary is--

        (A) Independent of PMAS and its affiliates;

        (B) Capable of making an independent decision regarding the investment of Plan assets;

        (C) Knowledgeable with respect to the Plan in administrative matters and funding matters related thereto; and

        (D) Able to make an informed decision concerning participation in the PACE Program.

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(k) As applicable, subsequent to its participation in the PACE Program, each Independent Fiduciary receives the following written or oral disclosures with respect to its ongoing participation in the PACE Program:

    (1) Written confirmations of each purchase or redemption transaction by the Plan with respect to a Portfolio.

    (2) Telephone quotations from PaineWebber of such Plan's account balance.

    (3) A monthly statement of account from PaineWebber specifying the net asset value of the Plan's investment in such account.
       Such statement is also anticipated to include cash flow and transaction activity during the month, unrealized gains or losses on Portfolio shares held; and a summary of total earnings and capital returns on the Plan's PACE Portfolio for the month and year-to-date.

    (4) The Trust's semi-annual and annual report which will include financial statements for the Trust and investment management fees paid by each Portfolio.

    (5) A written quarterly monitoring report that includes a record of the Plan's PACE Program portfolio for the quarter and since inception, showing the rates of return relative to comparative market indices (illustrated in a manner that reflects the effect of any fees for participation in the PACE Program actually incurred during the period); an investment outlook summary containing market commentary; and the Plan's actual PACE Program portfolio with a breakdown, in both dollars and percentages, of the holdings in each portfolio. The quarterly monitoring report will also contain an analysis and an evaluation of a Plan investor's account to ascertain whether the Plan's investment objectives have been met and recommending, if required, changes in Portfolio allocations.

    (6) A statement, furnished at least quarterly or annually, specifying--

        (A) The total, expressed in dollars, of each Portfolio's brokerage commissions that are paid to PaineWebber and its affiliates;

        (B) The total, expressed in dollars, of each Portfolio's brokerage commissions that are paid to unrelated brokerage firms;

        (C) The average brokerage commissions per share by the Trust to brokers affiliated with PaineWebber, expressed as cents per share; and

        (D) The average brokerage commissions per share by the Trust to brokers unrelated to PaineWebber and its affiliates, expressed as cents per share for any year in which brokerage commissions are paid to PaineWebber by the Trust Portfolios in which a Plan's assets are invested.

    (7) Periodic meetings with a PaineWebber Investment Executive by Independent Fiduciaries to discuss the quarterly monitoring report or any other questions that may arise.

(l) In the case of a Section 404(c) Plan where the Independent Fiduciary has established an omnibus account in the name of the Plan (the Undisclosed Account) with PaineWebber, the information noted above in subparagraphs
   (k)(1) through (k)(7) of this Section II may be provided directly by PaineWebber to the Directing Participants or to the Independent Fiduciary for dissemination to the Directing Participants, depending upon the arrangement negotiated by the Independent Fiduciary with PMAS.

(m) If previously authorized in writing by the Independent Fiduciary, the Plan investor's account is automatically rebalanced on a periodic basis to the asset allocation previously prescribed by the Plan or participant, as applicable, if the quarterly screening reveals that one or more Portfolio allocations deviates from the allocation prescribed by the investor by the agreed-upon formula threshold.

(n) The books and records of the Trust are audited annually by independent, certified public accountants and all investors receive copies of an audited financial report no later than 60 days after the close of each Trust fiscal year.

(o) PaineWebber maintains, for a period of six years, the records necessary to enable the persons described in paragraph (p) of this Section II to determine whether the conditions of this exemption have been met, except that--

    (1) A prohibited transaction will not be considered to have occurred if, due to circumstances beyond the control of PaineWebber and/or its affiliates, the records are lost or destroyed prior to the end of the six year period; and

    (2) No party in interest other than PaineWebber shall be subject to the civil penalty that may be assessed under section 502(i) of the Act, or to the taxes imposed by section 4975(a) and (b) of the Code, if the records are not maintained, or are not available for examination as required by paragraph (p)(1) of this Section II below.

(p) (1) Except as provided in subparagraph (p)(2) of this paragraph and notwithstanding any provisions of subsections (a)(2) and (b) of section 504 of the Act, the records referred to in paragraph (o) of this
         Section II are unconditionally available at their customary location during normal business hours by:

        (A) Any duly authorized employee or representative of the Department, the Internal

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           Revenue Service (the Service) or the Securities and Exchange Commission (the SEC);

        (B) Any fiduciary of a participating Plan or any duly authorized representative of such fiduciary;

        (C) Any contributing employer to any participating Plan or any duly authorized employee representative of such employer; and

        (D) Any participant or beneficiary of any participating Plan, or any duly authorized representative of such participant or beneficiary.

(p) (2)  None of the persons described above in paragraphs
         (p)(l)(B)-(p)(l)(D) of this paragraph (P) are authorized to examine the trade secrets of PaineWebber or Mitchell Hutchins or commercial or financial information which is privileged or confidential.

Section III. Definitions

For purposes of this proposed exemption:

(a) The term "PaineWebber" means PaineWebber Incorporated and any affiliate of PaineWebber, as defined in paragraph (b) of this Section III.

(b) An "affiliate" of PaineWebber includes--

    (1) Any person directly or indirectly through one or more intermediaries, controlling, controlled by, or under common control with PaineWebber.

    (2) Any officer, director or partner in such person, and

    (3) Any corporation or partnership of which such person is an officer, director or a 5 percent partner or owner.

(c) The term "control" means the power to exercise a controlling influence over the management or policies of a person other than an individual.

(d) The term "Independent Fiduciary" means a Plan fiduciary which is independent of PaineWebber and its affiliates and is either

    (1) A Plan administrator, trustee, investment manager or named fiduciary, as the recordholder of Trust shares of a Section 404(c) Plan;

    (2) A participant in a Keogh Plan;

    (3) An individual covered under a self-directed IRA which invests in Trust shares;

    (4) An employee, officer or director of PaineWebber and/or its affiliates covered by an IRA not subject to Title I of the Act;

    (5) A trustee, Plan administrator, investment manager or named fiduciary responsible for investment decisions in the case of a Title I Plan that does not permit individual direction as contemplated by Section
       404(c) of the Act; or

(e) The term "Directing Participant" means a participant in a Plan covered under the provisions of section 404(c) of the Act, who is permitted under the terms of the Plan to direct, and who elects to so direct, the investment of the assets of his or her account in such Plan.

(f) The term "Plan" means a pension plan described in 29 CFR 2510.3-2, a welfare benefit plan described in 29 CFR 2510.3-1, a plan described in section 4975(e)(1) of the Code, and in the case of a Section 404(c) Plan, the individual account of a Directing Participant.

    Effective Date: If granted, this proposed exemption will be effective as of August 18, 1995.

                      SUMMARY OF FACTS AND REPRESENTATIONS

1. The parties to the transactions are as follows:

    (a) PAINEWEBBER GROUP (PAINE WEBBER GROUP), located in New York, New York, is the parent of PaineWebber. Paine Webber Group is one of the leading full-line securities firms servicing institutions, governments and individual investors in the United States and throughout the world. Paine Webber Group conducts its businesses in part through PMAS, a division of PaineWebber and Mitchell Hutchins, a wholly owned subsidiary of PaineWebber. Paine Webber Group is a member of all principal securities and commodities exchanges in the United States and the National Association of Securities Dealers, Inc. In addition, it holds memberships or associate memberships on several principal foreign securities and commodities exchanges. Although Paine Webber Group is not an operating company and, as such, maintains no assets under management, as of September 30, 1994, Paine Webber Group and its subsidiaries rendered investment advisory services with respect to $36.1 billion in assets.

    (b) PAINEWEBBER, whose principal executive offices are located in New York, New York, provides investment advisory services to individuals, banks, thrift institutions, investment companies, pension and profit sharing plans, trusts, estates, charitable organizations, corporations and other business and government entities. PaineWebber is also responsible for securities underwriting, investment and merchant banking services and securities and commodities trading as principal and agent. PaineWebber serves as the dealer of Trust shares described herein.

    (c) PMAS, located in Weehawken, New Jersey is responsible for individual investor account management and investor consulting services. PMAS provides such services to the investors involved in various PaineWebber investment

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                              Prospectus Page B-4

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       programs by providing asset allocation recommendations and related services with respect to their investments. PMAS provides investment consulting and advisory services to more than 40,000 accounts, with account sizes ranging from institutional accounts in excess of $650 million in assets to individual accounts with $100,000 minimum investments. PMAS provides investors in the Trust with asset allocation recommendations and related services with respect to investments in the Trust Portfolios.

    (d) MITCHELL HUTCHINS, which is located in New York, New York, is a registered investment adviser under the Investment Adviser's Act of 1940 (the Advisers Act) and a wholly owned subsidiary of PaineWebber. Mitchell Hutchins provides investment advisory and asset management services to investors and develops and distributes investment products, including mutual funds and limited partnerships. Mitchell Hutchins also provides financial services to over $24.8 billion in client assets representing twenty-eight investment companies with fifty-five separate portfolios. Mitchell Hutchins is providing investment management and administrative services with respect to the Trust and investment advisory services with respect to one of the Trust's Portfolios.

    (e) STATE STREET BANK AND TRUST COMPANY (STATE STREET), located in North Quincy, Massachusetts, serves as the custodian of assets for the Trust. State Street is not affiliated with PaineWebber and its affiliates. It provides a full array of integrated banking products, focusing on servicing financial assets (i.e., asset custody, cash management, securities lending, multi-currency accounting and foreign exchange), managing assets and commercial lending. As of September 30, 1994, State Street rendered custodian services with respect to approximately $1.6 trillion in assets and provided investment management services to approximately $155 billion in assets.

    (f) PFPC, INC. (PFPC), a subsidiary of PNC Bank, National Association, and whose principal address is in Wilmington, Delaware, serves as the Trust's transfer and dividend disbursing agent. PFPC is not affiliated with PaineWebber and its affiliates. PFPC provides a complete range of mutual fund administration and accounting services to a diverse product base of domestic and international investment portfolios. PFPC is also one of the nation's leading providers of transfer and shareholder servicing services to mutual funds and asset management accounts. As of September 30, 1994, PFPC rendered accounting and administration services to over 400 mutual funds and provided transfer agency, dividend disbursing and/or shareholder servicing services with respect to more than 3.1 million shareholder accounts.

2. The Trust is a no load, open-end, diversified management investment company registered under the '40 Act. The Trust was organized as a Delaware business trust on September 9, 1994 and it has an indefinite duration. As of November 6, 1995, the Trust had $184 million in net assets. The Trust presently consists of twelve different portfolios which will pay dividends to investors. The composition of the Portfolios will cover a spectrum of investments ranging from foreign and U.S. Government-related securities to equity and debt securities issued by foreign and domestic corporations. Although a Portfolio of the Trust is permitted to invest its assets in securities issued by PaineWebber and/or its affiliates, the percentage of that Portfolio's net assets invested in such securities will never exceed one percent. With the exception of the PACE Money Market Investments Portfolio, shares in each of the Portfolios are being initially offered to the public at a net asset value of $10 per share. Shares in the PACE Money Market Investments Portfolio are being initially offered to the public at a net asset value of $1.00 per share.

3. Mitchell Hutchins serves as the distributor of Trust shares and PaineWebber serves as the dealer with respect to shares of the Portfolios.(2) Such shares are being offered by PaineWebber at no load, to participants in the PACE Program. The PACE Program is an investment service pursuant to which PMAS provides participants in the PACE Program with asset allocation recommendations and related services with respect to the Portfolios based on an evaluation of an investor's investment objectives and risk tolerances. As stated above, State Street will serve as the custodian of each Portfolio's assets and PFPC serves as the Portfolio's transfer and dividend disbursing agent.

    To participate in the PACE Program, each investor must open a brokerage account with PaineWebber.(3) The minimum initial investment in the PACE Program is $10,000.

    Although PaineWebber anticipates that investors in the Trust will initially consist of institutions and

----------------------------------
  (2) As distributor or principal underwriter for the Trust, Mitchell Hutchins will use its best efforts, consistent with its other businesses, to sell shares of the Portfolios. Pursuant to a separate dealer agreement with Mitchell Hutchins, PaineWebber will sell Trust shares to investors. However, neither Mitchell Hutchins nor PaineWebber will receive any compensation for their services as distributor or dealer of Trust shares. According to the applicants, Mitchell Hutchins and PaineWebber may be regarded as having an indirect economic incentive by virtue of the fact that Mitchell Hutchins and PaineWebber will be paid for the services they provide to the Trust in their respective capacities as investment manager and administrator of the Trust (Mitchell Hutchins) and as the provider of asset allocation and related services (PaineWebber, through PMAS).

  (3) According to the Statement of Additional Information that accompanies the Prospectus for the PACE Program, shares in the Trust are not certificated for reasons of economy and convenience. However, PFPC maintains a record of each investor's ownership of shares. Although Trust shares are transferable and accord voting rights to their owners, they do not confer pre-emptive rights (i.e., the privilege of a shareholder to maintain a proportionate share of ownership of a company by purchasing a proportionate share of any new stock issues). PaineWebber represents that in the context of an open-end investment company that continuously issues and redeems shares, a pre-emptive right would make the normal operations of the Trust impossible.

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                              Prospectus Page B-5

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    individuals, it is proposed that prospective investors will include Plans for which PaineWebber may or may not currently maintain investment accounts. A majority of these Plans may be IRAs or Keogh Plans. In addition, it is proposed that Plans for which PaineWebber or an affiliate serves as a prototype sponsor and/or a nondiscretionary trustee or custodian be permitted to invest in the Trust.(4)

    The applicants represent that the initial purchase of shares in the Trust by a Plan participating in the PACE Program may give rise to a prohibited transaction where PaineWebber, or an affiliate thereof, is a party in interest with respect to the Plan. PaineWebber also acknowledges that a prohibited transaction could arise upon a subsequent purchase or redemption of shares in the Trust by a participating Plan inasmuch as the party in interest relationship between PaineWebber and the Plan may have been established at that point.

    Accordingly, the applicants have requested retroactive exemptive relief from the Department with respect to the purchase and redemption of shares in the Trust by a Plan participating in the PACE Program where PaineWebber does not
    (a) sponsor the Plan (other than as prototype sponsor) or (b) have discretionary authority over such Plan's assets.(5) No commissions or fees will be paid by a Plan with respect to the sale and redemption transactions or a Plan's exchange of shares in a Portfolio for shares of another Portfolio. If granted, the proposed exemption will be effective as of August 18, 1995.

4. Overall responsibility for the management and supervision of the Trust and the Portfolios rests with the Trust's Board of Trustees (the Trustees). The Trustees will approve all significant agreements involving the Trust and the persons and companies that provide services to the Trust and the Portfolios.

5. Mitchell Hutchins also serves as the investment manager to each Portfolio. Under its investment management and administration agreement with the Trust, Mitchell Hutchins will provide certain investment management and administrative services to the Trust and the Portfolios that, in part, involve calculating each Portfolio's net asset value(6) and, with the exception of the PACE Money Market Investments Portfolio (for which Mitchell Hutchins will exercise investment discretion), making recommendations to the Board of Trustees of the Trust regarding (a) the investment policies of each Portfolio and (b) the selection and retention of the Sub-Advisers who will exercise investment discretion with respect to the assets of each Portfolio.(7)

    The Sub-Advisers will provide discretionary advisory services with respect to the investment of the assets of the respective Portfolios (other than the PACE Money Market Investments Portfolio) on the basis of their performance in their respective areas of expertise in asset management. With the exception of the PACE Money Market Investments Portfolio which will be advised by Mitchell Hutchins, PaineWebber represents that all of the Sub-Advisers, will be independent of, and will remain independent of PaineWebber and/or its affiliates. The Sub-Advisers will be registered investment advisers under the Advisers Act and maintain their principal executive offices in various regions of the United States.

    The administrative services for which Mitchell Hutchins will be responsible include the following: (a) supervising all aspects of the operations of the Trust and each Portfolio (e.g., oversight of transfer agency, custodial, legal and accounting services; (b) providing the Trust and each Portfolio with corporate, administrative and clerical personnel as well as maintaining books and records for the Trust and each Portfolio; (c) arranging for the periodic preparation, updating, filing and dissemination of the Trust's Registration Statement, proxy materials, tax returns and required reports to each Portfolio's shareholders and the SEC, as well as other federal or state regulatory authorities; (d) providing the Trust and each Portfolio with, and obtaining for it, office space, equipment and

----------------------------------
      As for voting rights, PaineWebber states that they are accorded to recordholders of Trust shares. PaineWebber notes that a recordholder of Trust shares may determine to seek the submission of proxies by Plan participants and vote Trust shares accordingly. In the case of individual account plans such as
Section 404(c) Plans, PaineWebber believes that most Plans will pass the vote through to Directing Participants on a pro-rata basis.
(4) The Department notes that the general standards of fiduciary conduct promulgated under the Act would apply to the participation in the PACE Program by an Independent Fiduciary. Section 404 of the Act requires that a fiduciary discharge his duties respecting a plan solely in the interest of the plan's participants and beneficiaries and in a prudent fashion. Accordingly, an Independent Fiduciary must act prudently with respect to the decision to enter into the PACE Program with PMAS as well as with respect to the negotiation of services that will be performed thereunder and the compensation that will be paid to PaineWebber and its affiliates. The Department expects an Independent Fiduciary, prior to entering into the PACE Program, to understand fully all aspects of such arrangement following disclosure by PMAS of all relevant information.

  (5) PaineWebber represents that to the extent employee benefit plans that are maintained by PaineWebber purchase or redeem shares in the Trust, such transactions will meet the provisions of Prohibited Transaction Exemption (PTE) 77-3 (42 FR 18734, April 8, 1977). PaineWebber further represents that, although the exemptive relief proposed above would not permit PaineWebber or an affiliate (while serving as a Plan fiduciary with discretionary authority over the management of a Plan's assets) to invest those assets over which it exercises discretionary authority in Trust shares, a purchase or redemption of Trust shares under such circumstances would be permissible if made in compliance with the terms and conditions of PTE 77-4 (42 FR 18732, April 8, 1977). The Department expresses no opinion herein as to whether such transactions will comply with the terms and conditions of PTEs 77-3 and 77-4.

  (6) The net asset value of each Portfolio's shares, except for the PACE Money Market Investments Portfolio, fluctuates and is determined as of the close of regular trading on the New York Stock Exchange (the NYSE) (currently, 4:00 p.m. Eastern Time) each business day. The net asset value of shares in the PACE Money Market Investments Portfolio is determined as of 12:00 p.m. each business day. Each Portfolio's net asset value per share is determined by dividing the value of the securities held by the Portfolio plus any cash or other assets minus all liabilities by the total number of Portfolio shares outstanding.

  (7) Subject to the supervision and direction of the Trustees, Mitchell Hutchins will provide to the Trust investment management evaluation services principally by performing initial review on prospective Sub-Advisers for each Portfolio and thereafter monitoring each Sub-Adviser's performance. In evaluating prospective Sub-Advisers, Mitchell Hutchins will consider, among other factors, each Sub-Adviser's level of expertise, consistency of performance and investment discipline or philosophy. Mitchell Hutchins will have the responsibility for communicating performance expectations and evaluations to the Sub-Advisers and ultimately recommending to the Trustees whether a Sub-Adviser's contract should be continued.

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    services; (e) providing the Trustees with economic and investment analyses and reports, and making available to the Trustees, upon request, any economic, statistical and investment services. These administrative services do not include any management services that might be performed by Mitchell Hutchins. As noted in Representations 17 and 18, Mitchell Hutchins is separately compensated for management services rendered to the Trust.

6. Through the PACE Program, PMAS is providing a Plan investor with non-binding, asset allocation recommendations with respect to such investor's investments in the Portfolios. In order to make these evaluations, PMAS will furnish copies of an investor questionnaire, designed to elicit information about the specific investment needs, objectives and expectations of the investor, to an Independent Fiduciary of a Title I Plan that does not permit individually-directed investments, to an Independent Fiduciary of an IRA or a Keogh Plan, or to a Directing Participant of a Section 404(c) Plan. Although the contents of the questionnaire may vary somewhat depending upon the type of Plan investing in the PACE Program, for a particular Plan, the same questionnaire will be given to each participant.

    In the case of a Section 404(c) Plan where an Independent Fiduciary has established an Undisclosed Account with PaineWebber in the name of the Plan, PMAS will provide investor questionnaires to each Directing Participant through PaineWebber Investment Executives (who are registered representatives of PaineWebber), via the Plan's benefits personnel or independent recordkeeper (the Recordkeeper), or by other means requested by the Independent Fiduciary. The applicants recognize that Section
    404(c) Plans typically employ a Recordkeeper to assist the Independent Fiduciary with maintaining Plan-related data which is used to generate benefit status reports, regulatory compliance reports and participant- and Plan-level investment performance reports. Therefore, the Undisclosed Account arrangement is intended to coordinate with the functions traditionally provided to Section 404(c) Plans by their Recordkeepers.(8)

7. Based upon data obtained from the investor questionnaire, PMAS will evaluate the investor's risk tolerances and investment objectives. PMAS will then recommend, in writing, an appropriate allocation of assets among suitable Portfolios that conforms to these tolerances and objectives.

    PaineWebber represents that PMAS will not have any discretionary authority or control with respect to the allocation of an investor's assets among the Portfolios. In the case of an IRA or Keogh Plan, PaineWebber represents that all of PMAS's recommendations and evaluations will be presented to the Independent Fiduciary and will be implemented only if accepted and acted upon by such fiduciary.

    In the case of a Section 404(c) Plan, PaineWebber represents that Directing Participants in such Plan will be presented with recommendations and evaluations that aretailored to the responses provided by that Directing Participant in his or her questionnaire. PMAS's recommendations will be disseminated to Directing Participants in accordance with procedures established for the Plan.

    After receipt of PMAS's initial recommendations, which may or may not be adopted, the Independent Fiduciary or Directing Participant, as applicable, will select the specific Portfolios. PMAS will continue to recommend to Independent Fiduciaries or Directing Participants asset allocations among the selected Portfolios.

8. Aside from the investor questionnaire, in order for a Plan to participate in the PACE Program, PaineWebber or PMAS will provide an Independent Fiduciary with a copy of the Trust Prospectus discussing (a) the investment objectives of the Portfolios comprising the Trust, (b) the policies employed to achieve these objectives, (c) the corporate affiliation existing between PaineWebber, PMAS, Mitchell Hutchins and their subsidiaries, and (d) the compensation paid to such entities by the Trust and information explaining the risks attendant to investing in the Trust. In addition, upon written or oral request to PaineWebber, the Independent Fiduciary will be given a Statement of Additional Information supplementing the Prospectus which describes, in further detail, the types of securities and other instruments in which the Portfolios may invest, the investment policies and strategies that the Portfolios may utilize and certain risks attendant to those investments, policies and strategies. Further, each Independent Fiduciary will be given a copy of the investment advisory agreement between PMAS and such Plan relating to participation in the PACE Program, including copies of the notice of proposed exemption and grant notice for the exemptive relief provided herein. Upon oral or written request to the Trust, PaineWebber will also provide an Independent

----------------------------------
  (8) The applicants wish to emphasize that the PACE Program can currently be provided to participants in Section 404(c) Plans on either an Undisclosed Account or a disclosed account (the Disclosed Account) basis (i.e., where the Independent Fiduciary opens a separate PACE Program account with PaineWebber for each Directing Participant). In this regard, the applicants note that PaineWebber presently offers the PACE Program on a Disclosed Account arrangement to IRAs and Keogh Plans. However, for other Section 404(c) Plans such as those that are covered under the provisions of section 401(k) of the Code, PaineWebber prefers not to establish Disclosed Accounts for individual participants because of servicing and other administrative matters typically undertaken by such Plan's Recordkeepers. The applicants note that from the participant's perspective, there is no difference in the nature of the services provided under the PACE Program regardless of whether the participant's investment is held through a "Disclosed" or "Undisclosed" Account arrangement. The applicants state that these designations are primarily internal distinctions relating to whether the participant's name appears in the account set-up and reflects differences in the applicable sub-accounting functions.

    Notwithstanding the above, the Department wishes to point out that, regardless of the arrangement negotiated with PaineWebber, an Independent Fiduciary of a Section 404(c) Plan has the responsibility to disseminate all information it receives to each Directing Participant investing in the PACE Program.

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  Fiduciary with a copy of the respective investment advisory agreements between Mitchell Hutchins and the Sub-Advisers.

    In the case of a Section 404(c) Plan, depending on the arrangement negotiated with the Independent Fiduciary, PaineWebber represents that the Independent Fiduciary will make available copies of the foregoing documents to Directing Participants.

    In addition, Independent Fiduciaries and, if applicable, Directing Participants, will receive introductory documentation regarding the PACE Program in marketing materials and in other communications. Further, depending upon the arrangement negotiated between PMAS and the Independent Fiduciary, a PaineWebber Investment Executive will meet with a Directing Participant, upon oral or written request, to discuss the services offered under the PACE Program, including the rebalancing feature described in Representation 12, as well as the operation and objectives of the Portfolios.(9)

9. If accepted as an investor in the PACE Program, an Independent Fiduciary will be required by PMAS to acknowledge, in writing, prior to purchasing Trust shares, that such fiduciary has received copies of the documents referred to in Representation 8. With respect to a Plan that is covered by Title I of the Act (e.g., a defined contribution plan), where investment decisions will be made by a trustee, investment manager or a named fiduciary, PMAS will require that such Independent Fiduciary acknowledge in writing receipt of such documents and represent to PaineWebber that such fiduciary is (a) independent of PaineWebber and its affiliates, (b) capable of making an independent decision regarding the investment of Plan assets, (c) knowledgeable with respect to the Plan in administrative matters and funding matters related thereto, and (d) able to make an informed decision concerning participation in the PACE Program.

    With respect to a Section 404(c) Plan, written acknowledgement of the receipt of such documents will be provided by the Independent Fiduciary (i.e., the Plan administrator, trustee, investment manager or named fiduciary, as the recordholder of Trust shares). Such Independent Fiduciary will be required to represent, in writing, to PMAS that such fiduciary is (a) independent of PaineWebber and its affiliates, (b) knowledgeable with respect to the Plan in administrative matters and funding matters related thereto, and (c) able to make an informed decision concerning participation in the PACE Program.

10. After the selection of specific Portfolios by an Independent Fiduciary or a Directing Participant,(10) PMAS will continue to provide recommendations to such persons relating to asset allocations among the selected Portfolios. However, with respect to a Section 404(c) Plan in which at least three Portfolios may be selected by the Independent Fiduciary, PMAS's initial asset allocation recommendation to Directing Participants will be limited to fthe suggested Portfolios offered under the Plan. PMAS anticipates that it may also work with the Independent Fiduciary of a Section 404(c) Plan to assist the fiduciary in (a) identifying and drafting investment objectives,
   (b) selecting suitable investment categories or actual Portfolios to be offered to Directing Participants or (c) recommending appropriate long-term investment allocations to a Directing Participant, if this individual receives such advice.

    An Independent Fiduciary or a Directing Participant will be permitted to change his or her investment allocation by specifying the new allocation in writing or by other means authorized by the Plan (e.g., by use of a kiosk). Although PaineWebber currently imposes no limitation on the frequency with which an Independent Fiduciary or a Directing Participant may change his or her prescribed asset allocation, PaineWebber reserves the right to impose reasonable limitations.

11. Depending on the arrangement negotiated with PMAS, PaineWebber will provide each Independent Fiduciary with the following information: (a) Written confirmations of each purchase and redemption of shares of a Portfolio;
   (b) daily telephone quotations of such Plan's account balance; (c) a monthly statement of account specifying the net asset value of a Plan's assets that are invested in such account; and (d) a quarterly, written investment performance monitoring report.

    The monthly account statement will include, among other information:
    (a) cash flow and transaction activity during the month, including purchase, sale and exchange activity and dividends paid or reinvested; (b) unrealized gains or losses on Portfolio shares held; and (c) a summary of total earnings and capital returns on the Plan's PACE Program Portfolio for the month and year-to-date. The quarterly investment performance report will include, among other information, the following: (a) a record of the performance of the Plan's PACE Program portfolio for the quarter and since inception showing rates of return relative to comparative market indices (illustrated in a manner that reflects the effect of any fees for participation in the PACE Program actually incurred during the period)(11);
    (b) an investment outlook summary containing market commentary; and (c) the Plan's actual PACE Program portfolio with a breakdown, in both dollars and percentages, of the holdings in each Portfolio. In addition, to the extent required by the arrangement negotiated with the Independent Fiduciary, the quarterly performance monitoring report will (a) contain an analysis and an evaluation of a Plan investor's account to assist the investor to ascertain whether the investment objectives are being met, and

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  (9) The Department is expressing no opinion as to whether the information provided under the PACE Program is sufficient to enable a Directing Participant to exercise independent control over assets in his or her account as contemplated by Section 404(c) of the Act.

  (10) In the case of a Section 404(c) Plan, PMAS will receive electronically from the Recordkeeper each participant's investment selections.

  (11) The comparative index is a blended index of the individual Portfolio indices that are weighted by the allocation percentages corresponding to those holdings that make up the investor's total investment in the PACE Program.

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                              Prospectus Page B-8

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                     PaineWebber PACE Select Advisors Trust

    (b) recommend, from time to time, changes in Portfolio allocations. The quarterly performance monitoring report is described in the summary of the PACE Program contained in the Trust Prospectus.

    With respect to a Section 404(c) Plan, the quarterly investment performance report transmitted to the Independent Fiduciary will include the following aggregate information relative to the Undisclosed Account as well as market commentary: (a) a record of the performance of the Plan's assets and rates of return as compared to several appropriate market indices (illustrated in a manner that reflects the effect of any fees for participation in the PACE Program actually incurred during the period); and (b) the Plan's actual investment portfolio with a breakdown of investments made in each Portfolio. As to each Directing Participant, PMAS will provide information to be contained in the quarterly performance monitoring report to such participants.

    In addition, on both a quarterly and annual basis, commencing with the first quarterly report due after this notice of proposed exemption is issued, PaineWebber will provide, as applicable, an Independent Fiduciary or a Directing Participant with written disclosures of (a) the total, expressed in dollars, of each Portfolio's brokerage commissions that are paid to PaineWebber and its affiliates; (b) the total, expressed in dollars, of each Portfolio's brokerage commissions that are paid to unrelated brokerage firms; (c) the average brokerage commissions per share by the Trust to brokers affiliated with the PaineWebber, expressed as cents per share; and
    (d) the average brokerage commissions per share by the Trust to brokers unrelated to the PaineWebber and its affiliates, expressed as cents per share for any year in which brokerage commissions are paid to PaineWebber by the Trust Portfolios in which a Plan's assets are invested.

    Further, the Independent Fiduciary or Directing Participant, as applicable, will have access to a PaineWebber Investment Executive for the discussion of the quarterly performance monitoring reports, the rebalancing feature described below in Representation 12 or any questions that may arise.

12. Depending on the arrangement negotiated with PMAS, for any investor who so directs PMAS, the investor's Trust holdings will be automatically rebalanced on a periodic basis to maintain the investor's designated allocation among the Portfolios. PMAS will receive no additional compensation to provide this service. At both the Independent Fiduciary and Directing Participant levels, the rebalancing election will be made in writing or in any manner permitted by the Plan (e.g., in the case of a Section 404(c) Plan, electronic transmissionby the Recordkeeper to PMAS of the Directing Participant's election). The election will be accompanied by a disclosure that is designed to provide the Independent Fiduciary and the Directing Participant, as applicable, with an understanding of the rebalancing feature. Disclosure of the rebalancing feature is included in the Prospectus for the PACE Program which will be provided to each Independent Fiduciary and Directing Participant.

    It is currently anticipated that screening will be performed quarterly with respect to the PACE Program accounts for which the investor has elected the rebalancing service and that rebalancing will be performed for each such account where any Portfolio allocation deviates from the allocation prescribed by the investor by the agreed-upon uniform threshold.(12) The threshold for triggering rebalancing is a percentage (presently, 2 1/2 percent) that has been established by PaineWebber and is applied uniformly to all accounts subject to rebalancing. If PaineWebber were, in the future, to determine that this uniform threshold should be changed, PMAS would notify all investors (including Independent Fiduciaries and Directing Participants) who had elected the rebalancing feature. Then, in order to continue to provide this service, PMAS would need to obtain the consent of each such investor.

    The applicants note that rebalancing is a feature that an investor chooses to apply indefinitely until the investor notifies PaineWebber that it wishes to have this service discontinued. After rebalancing has been discontinued, an investor may reactivate the rebalancing service by notifying PaineWebber in writing.

13. PaineWebber notes that not all of the services described above will be provided to every Plan. The services that will be provided will depend on what is decided upon by the Independent Fiduciary. Assuming the Independent Fiduciary requests a reduction in the level of services, there will be no corresponding reduction in the fee that the fiduciary pays PMAS. This is due to the bundled nature of the services provided in the PACE Program. For example, if the Independent Fiduciary were to limit the number of Portfolios available as investment options for its Plan participants, this might be deemed a reduction in the services available under the PACE Program that would not result in any reduction in the applicable Program fee. Similarly, under the PACE Program, an Independent Fiduciary of a Section 404(c) Plan may decide for its own reasons not to make the automatic rebalancing service available to Directing Participants. Under such

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  (12) Currently, with regard to investors who have elected the rebalancing feature, rebalancing is effected by an automated, mechanical system that, as to each account: (a) Calculates the current allocation for each Portfolio based on the quarter-end net asset value; (b) compares the current allocation for each Portfolio with the allocation prescribed by the investor; (c) identifies for rebalancing all accounts with one or more Portfolios whose current allocation deviates by the agreed-upon threshold from the allocation prescribed by the investor; and (d) for each account which has been identified for rebalancing pursuant to (a)-(c), (1) calculates the dollar difference between the current allocation and the allocation prescribed by the investor, (2) reduces each Portfolio whose current allocation exceeds the allocation prescribed by the investor by an amount equal to the dollar difference between the two allocations, and (3) increases each Portfolio whose current allocation is less than the allocation prescribed by the investor by an amount equal to the dollar difference between the two allocations. This rebalancing is accomplished by automatically exchanging, in the order of the Portfolio's respective CUSIP numbers, a dollar-equivalent number of shares of each Portfolio to be reduced for the corresponding number of shares of a Portfolio to be increased until the current allocation is equal to the allocation prescribed by the investor. Valuation of the Portfolios is done as of the close of regular trading on the NYSE each business day.

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                              Prospectus Page B-9

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                     PaineWebber PACE Select Advisors Trust

   circumstances, PMAS will not reduce its fees to reflect the absence of the provision of rebalancing services to the Plan. Further, under the particular arrangement which it has negotiated with PMAS, the Independent Fiduciary may or may not request PaineWebber Investment Executives to make presentations or be available to meet with Directing Participants.

    Thus, an Independent Fiduciary may choose all, some or none of the PACE Program's optional services. If an Independent Fiduciary selects all of these services, the Plan will incur no greater an annual fee than had that Independent Fiduciary selected some or none of these services. The absence of a reduction in fees in the event not all services are requested is an issue that should be considered by the Independent Fiduciary.(13) Nonetheless, the Applicants represent that the reduction in the types of services provided will not cause the fees paid to PaineWebber by a Plan under the PACE Program to violate section 408(b)(2) of the Act.

14. Plans wishing to redeem their Trust shares may communicate their requests in writing or by telephone to PMAS. Redemption requests received in proper form prior to the close of trading on the NYSE will be effected at the net asset value per share determined on that day. Redemption requests received after the close of regular trading on the NYSE will be effected at the net asset value at the close of business of the next day, except on weekends or holidays when the NYSE is closed. A Portfolio will be required to transmit redemption proceeds for credit to an investor's account with PaineWebber within 5 business days after receipt of the redemption request.(14) In the case of an IRA or Keogh Plan investor, PaineWebber will not hold redemption proceeds as free credit balances and will, in the absence of receiving investment instructions, place all such assets in a money market fund (other than the PACE Money Market Investments Portfolio) that may be affiliated with PaineWebber.(15) In the case of Plans that are covered by Title I of the Act, the redemption proceeds will be invested by PaineWebber in accordance with the investment directions of the Independent Fiduciary responsible for the management of the Plan's assets. With respect to a
   Section 404(c) Plan, the treatment of such investment will depend upon the arrangement for participant investment instructions selected by the Plan sponsor. In the event that the Independent Fiduciary does not give other investment directions, such assets will be swept into a no-load money market fund that may be affiliated with PaineWebber. No brokerage charge or commission is charged to the participant for this service.

    Due to the high costs of maintaining small PACE Program (Plan) accounts, the Trusts may redeem all Trust shares held in a PACE Program account in which the Trust shares have a current value of $7,500 or less after the investor has been given at least thirty days in which to purchase additional Trust shares to increase the value of the account to more than the $7,500 amount. Proceeds of an involuntary redemption will be deposited in the investor's brokerage account unless PaineWebber is otherwise instructed.(16)

15. Through the PACE Program, shares of a Portfolio may be exchanged by an investor for shares of another Portfolio at their respective net asset values and without the payment of an exchange fee. However, Portfolio shares are not exchangeable with shares of other PaineWebber group of funds or portfolio families.

    With respect to brokerage transactions that are entered into under the PACE Program for a Portfolio, such transactions may be executed through PaineWebber and other affiliated broker-dealers, if in the judgment of Mitchell Hutchins or the Sub-Adviser, as applicable, the use of such broker-dealer is likely to result in price and execution at least as favorable, and at a commission charge comparable to those of other qualified broker-dealers.

16. Each Portfolio will bear its own expenses, which generally include all costs that are not specifically borne by PaineWebber, Mitchell Hutchins or the Sub-Advisers. Included among a Portfolio's expenses will be costs incurred in connection with the Portfolio's organization, investment management and administration fees, fees for necessary professional and brokerage services, fees for any pricing service, the costs of regulatory compliance and costs associated with maintaining the Trust's legal existence and shareholder relations. No Portfolio, however, will impose sales charges on purchases, reinvested dividends, deferred sales charges, redemption fees; nor will any Portfolio incur distribution expenses. Investment management fees payable to Mitchell Hutchins and the Sub-Advisers will be disclosed in the Trust Prospectus.

17. As to each Plan, the total fees that are paid to PMAS and its affiliates will constitute no more than reasonable compensation.(17) In this regard, for its services under

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  (13) In this regard, the Department emphasizes that it expects the Independent Fiduciary to consider prudently the relationship of the fees to be paid by the Plan to the level of services to be provided by PaineWebber. In response to the Department's concern over this matter, PaineWebber represents that it will amend the Trust Prospectus to include the following statement: "Investors who are fiduciaries or otherwise, in the process of making investment decisions with respect to Plans, should consider, in a prudent manner, the relationship of the fees to be paid by the Plan along with the level of services provided by PaineWebber."

  (14) PaineWebber will provide clearance (on a fully disclosed basis), settlement and other back office services to other broker-dealers.

  (15) The applicants are not requesting, nor is the Department proposing, exemptive relief with respect to the investment, by PaineWebber, of redemption proceeds in an affiliated money market fund and where the Plan investor has not given investment instructions. The applicants represent that to the extent PaineWebber is considered a fiduciary, such investments will comply with the terms and conditions of PTE 77-4. However, the Department expresses no opinion herein on whether such transactions are covered by this class exemption.

  (16) The thirty day limit does not restrict a Plan's ability to redeem its interest in the Trust. The thirty day notice period is provided to give a Plan an opportunity to increase the value of the assets in its Plan account with PaineWebber to an amount in excess of $7,500. If desired, the Plan may still follow the redemption guidelines described above.

  (17) The applicants represent that PMAS and its affiliates will not receive 12b-1 Fees in connection with the transactions.

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                              Prospectus Page B-10

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                     PaineWebber PACE Select Advisors Trust

   the PACE Program, PMAS charges an investor a quarterly fee for asset allocation and related services. This "outside fee", will not be more than
   1.50 percent on an annual basis of the maximum annual value of the assets in the investor's PACE Program account. Such fee may be paid either from the assets in the account or by separate check. A smaller outside fee may be charged depending on such factors as the size of the PACE Program account (e.g., PACE Program accounts in excess of $100,000), the number of Plan participants or the number of PACE Program accounts. The outside fee is charged directly to an investor and is neither affected by the allocation of assets among the Portfolios nor by whether an investor follows or ignores PMAS's advice.(18) In the case of Plans, the outside fee may be paid by the Plan or the Plan sponsor or, in the case of IRAs only, the fee may be paid by the IRA owner directly.

    For Plan investors, the outside fee will be payable in full within five business days (or such other period as may be required under applicable law or regulation) after the trade date for the initial investment in the Portfolios and will be based on the value of assets in the PACE Program on the trade date of the initial investment. The initial fee payment will cover the period from the initial investment trade date through the last calendar day of the subsequent calendar quarter, and the fee will be pro-rated accordingly. Thereafter, the quarterly fee will cover the period from the first calendar day through the last calendar day of the current calendar quarter. The quarterly fee will be based on the value of assets in the PACE Program measured as of the last calendar day of the previous quarter, and will be payable on the fifth business day of the current quarter.

    If additional funds are invested in the Portfolios during any quarter, the applicable fee, pro-rated for the number of calendar days then remaining in the quarter and covering the amount of such additional funds, shall be charged and be payable five business days later. In the case of redemptions during a quarter, the fee shall be reduced accordingly, pro-rated for the number of calendar days then remaining in the quarter. If the net fee increase or decrease to an investor for additional purchases and/or redemptions during any one quarter is less than $20, the fee increase or decrease will be waived.

    In addition, for investment management and administrative services provided to the Trust, Mitchell Hutchins will be paid, from each Portfolio, a fee which is computed daily and paid monthly at an annual rate ranging from .35 percent to 1.10 percent, of which the management fee component ranges from .15 percent to .90 percent on an annual basis, of each Portfolio's average daily net assets depending upon the Portfolio's objective.(19) From these management fees, Mitchell Hutchins will compensate the applicable Sub-Adviser. This "inside fee," which is the difference between the individual Portfolio's total management fee and the fee paid by Mitchell Hutchins to the Sub-Adviser, will vary from the annual rate of .15 percent to .40 percent depending on the Portfolio. With the exception of the PACE Money Market Investments Portfolio from which Mitchell Hutchins is paid a management fee of 15 basis points, Mitchell Hutchins is retaining 20 basis points as a management fee from each remaining single Portfolio on investment assets attributable to the Plans. Pursuant to Transfer Agency and Service Agreements with the Trust, PFPC and State Street will be paid annual fees of $350,000 and $650,000, respectively, for transfer agent and custodial services.

18. The management fees that are paid at the Portfolio level to Mitchell Hutchins and the Sub-Advisers are set forth in the following table. For purposes of the table, Mitchell Hutchins and a Sub-Adviser are referred to as "MH" and "SA," respectively. As noted in the table, the sum of the management fees retained by Mitchell Hutchins and the Sub-Adviser with respect to a Portfolio will equal the total management fee paid by that Portfolio.

                                                                    MH                                MH
                                                                MANAGEMENT       SA RETAINED     RETAINED FEE
PORTFOLIO                                                      FEE (PERCENT)    FEE (PERCENT)      (PERCENT)
---------                                                     ---------------  ---------------  ---------------
  PACE Money Market Investments.............................        .15              .00              .15
  PACE Government Securities Fixed Income Investments.......        .50              .25              .25
  PACE Intermediate Fixed Income Investments................        .40              .20              .20
  PACE Strategic Fixed Income Investments...................        .50              .25              .25
  PACE Municipal Fixed Income Investments...................        .40              .20              .20
  PACE Global Fixed Income Investments......................        .60              .35              .25
  PACE Large Company Value Equity Investments...............        .60              .30              .30
  PACE Large Company Growth Equity Investments..............        .60              .30              .30
  PACE Small/Medium Company Value Equity Investments........        .60              .30              .30
  PACE Small/Medium Company Growth Equity Investments.......        .60              .30              .30
  PACE International Equity Investments.....................        .70              .40              .30
  PACE International Emerging Markets Investments...........        .90              .50              .40

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  (18) PaineWebber represents that the outside fee will not be imposed on the accounts of the PaineWebber Group and its subsidiaries, including PaineWebber, PMAS, Mitchell Hutchins or their subsidiaries, accounts of their immediate families and IRAs and certain employee pension benefit plans for these persons. The applicants state that this fee will be waived to encourage employees to invest in PaineWebber, although PaineWebber reserves the right to impose such fees. However, with respect to IRAs or Plans maintained by PaineWebber or its affiliates for their employees, the applicants assert that such waiver would be required by PTE 77-3.

  (19) The fees payable to Mitchell Hutchins under its investment management and administration agreement with the Trust are comprised of two components. One component is for administrative services provided to each Portfolio at the annual rate of .20 percent of each Portfolio's net assets. The second component is for investment management and related services provided to each Portfolio. The annualized fee range here is from .15 percent to .90 percent of the Portfolio's average daily net assets.

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                              Prospectus Page B-11

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                     PaineWebber PACE Select Advisors Trust

       PMAS is offsetting, quarterly, against the outside fee such amounts as is necessary to ensure that Mitchell Hutchins retains no more than 20 basis points as a management fee from any Portfolio on investment assets attributable to any Plan.(20)
    The administrative services fee payable to Mitchell Hutchins is not being offset against the outside fee. Instead, that fee is being retained by Mitchell Hutchins.

19. The following example demonstrates the operation of the fee offset mechanism, the calculation of the net inside fee, and the calculation of the total of a Plan investor's net outside fee and share of the investment management fees paid by the Portfolios in a given calendar quarter or year:

    Assume that as of September 30, 1995, the net asset value of Trust Portfolio shares held by a Plan investor was $1,000. Investment assets attributable to the Plan were distributed among five Trust Portfolios: (1) PACE Money Market Investments in which the Plan made a $50 investment and from which Mitchell Hutchins would retain an inside fee of .15 percent; (2) PACE Intermediate Fixed Income Investments in which the Plan made a $200 investment and from which Mitchell Hutchins would retain an inside fee of .20 percent; (3) PACE Large Company Value Equity Investments in which the Plan made a $250 investment and Mitchell Hutchins would retain an inside fee of .30 percent;
    (4) PACE Small/Medium Company Growth Equity Investments in which the Plan made a $250 investment and Mitchell Hutchins would be entitled to receive an inside fee of .30 percent; and (5) PACE International Equity Investments in which the Plan made a $250 investment and Mitchell Hutchins would be entitled to receive an inside fee of .30 percent.

    Assume that the Plan investor pays an outside fee of 1.50 percent so that the total outside fee for the calendar quarter October 1 through December 31, prior to the fee offset, would be as follows:

                                                                                   MAXIMUM           OUTSIDE
                                                                  AMOUNT           OUTSIDE          QUARTERLY
PORTFOLIO                                                        INVESTED       QUARTERLY FEE          FEE
---------                                                     ---------------  ----------------  ---------------
    PACE Money Market Investments...........................       $  50           1.50% (.25)       $0.1875
    PACE Intermediate Fixed Income Investments..............         200           1.50% (.25)         .7500
    PACE Large Company Value Equity Investments.............         250           1.50% (.25)         .9375
    PACE Small/Medium Company Growth Equity Investments.....         250           1.50% (.25)         .9375
    PACE International Equity Investments...................         250           1.50% (.25)         .9375
                                                                   -----       --------------        -------
    Total Outside Fee Per Quarter...........................       1,000                   --         3.7500

    Under the proposed fee offset, the outside fee charged to the Plan must be reduced by a Reduction Factor to ensure that Mitchell Hutchins retains an inside fee of no more than 20 basis points from each of the Portfolios on investment assets attributable to the Plan. The following table shows the Reduction Factor as applied to each of the Portfolios comprising the Trust:

                                                                    MH             MAXIMUM         REDUCTION
                                                               RETAINED FEE        MH FEE           FACTOR
PORTFOLIO                                                        (PERCENT)        (PERCENT)        (PERCENT)
---------                                                     ---------------  ---------------  ---------------
    PACE Money Market Investments...........................        .15              .15              .00
    PACE Government Securities Fixed Income Investments.....        .25              .20              .05
    PACE Intermediate Fixed Income Investments..............        .20              .20              .00
    PACE Strategic Fixed Income Investments.................        .25              .20              .05
    PACE Municipal Fixed Income Investments.................        .20              .20              .00
    PACE Global Fixed Income Investments....................        .25              .20              .05
    PACE Large Company Value Equity Investments.............        .30              .20              .10
    PACE Large Company Growth Equity Investments............        .30              .20              .10
    PACE Small/Medium Company Value Equity Investments......        .30              .20              .10
    PACE Small/Medium Company Growth Equity Investments.....        .30              .20              .10
    PACE International Equity Investments...................        .30              .20              .10
    PACE International Emerging Markets Investments.........        .40              .20              .20

    Under the proposed fee offset, a Reduction Factor of .10 percent is applied against the quarterly outside fee with respect to the value of Plan assets that have been invested in PACE Large Company Value Equity Investments, PACE Small/Medium Company Growth Equity Investments and PACE International Equity Investments. As noted above, the PACE Money Market Investments Portfolio and the PACE Intermediate Fixed Income Investments Portfolio do not require the application of a Reduction Factor because the management fee retained by Mitchell Hutchins for managing these Portfolios does not exceed 20 basis points. Therefore, the quarterly offset for the plan investor is computed as follows:
        (.25)[($250).10% + ($250).10% + ($250).10%] = $0.1875 or $.19.
    In the foregoing example, if the Plan investor elects to receive an invoice directly, the Plan investor would be mailed a statement for its PACE Program account on or about October 15, 1995. This statement would show the outside fee to be charged for the calendar quarter October 1 through December 31, as adjusted by subtracting the quarterly offset from the quarterly outside fee as determined above. The net quarterly outside fee that would be paid to PMAS would be determined as follows:
        $3.75 - $.19 = $3.56.

    The Plan investor that elects to receive an invoice directly would be asked to pay the outside fee for that quarter within 30 days of the date on which the statement was mailed (e.g., November 15, 1995). If the outside fee were not paid by that date, PMAS would debit the account of the Plan investor (as with other investors) for the amount

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  (20) PaineWebber asserts that it chose 20 basis points as the maximum net fee retained for management services rendered to the Portfolios because this amount represents the lowest percentage management fee charged by PaineWebber among the Portfolios (excluding the PACE Money Market Investments Portfolio for which a fee of 15 basis points will be charged).

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                              Prospectus Page B-12

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                     PaineWebber PACE Select Advisors Trust

    of the outside fee (pursuant to the authorization contained in the PACE Program Investment Advisory Agreement, and as described in the PACE Program Description appended to the Prospectus).(21) A Plan investor that elects to have the outside fee debited from its account would receive, in November, a statement as of October 31 reflecting the outside fee and the quarterly offset therefrom.

    Assuming the Plan investor's investment in and allocation among the Portfolios remains constant throughout the quarter, (a) the Plan investor's fees for the quarter for asset allocation and related services provided by PMAS (net outside fee) and (b) the fees paid by the Portfolios for investment management services provided by Mitchell Hutchins (inside fee) would be as follows:

        $3.56 (net outside fee)+(.25) [($50+$200+$250+$250+$250).20%]
    (administrative services fee)+(.25)

        [($50).15% + ($200).20% + ($250 + $250 + $250).30%] (inside fee) =
    $4.74.

    Assuming the Plan investor's investment in and allocation among the Portfolios remains constant throughout the year, the total net outside fee and inside fee borne by the Plan investor for the year would be as follows:

        4 (($4.74) = $18.96 or 1.89% per $1,000 invested.

20. PaineWebber notes that a potential conflict may exist by reason of the variance in retained inside fees between the different Portfolios. For example, Mitchell Hutchins will retain a lower inside fee with respect to assets invested in the PACE Money Market Investments Portfolio than all other Portfolios. PaineWebber recognizes that this factor could result in the recommendation of a higher fee-generating Portfolio to an investing Plan. Nonetheless, PMAS will be subject to and intends to comply fully with the standards of fiduciary duty that require that it act solely in the best interest of the Plan when making investment recommendations.

21. The books of the Trust will be audited annually by independent, certified public accountants selected by the Trustees and approved by the investors. All investors will receive copies of an audited financial report no later than sixty days after the close of each Trust fiscal year. All Trust financial statements will be prepared in accordance with generally accepted accounting principles and relevant provisions of the federal securities laws. The books and financial records of the Trust will be open for inspection by any investor, including the Department, the Service and SEC, at all times during regular business hours.

22. In summary, it is represented that the transactions will satisfy the statutory criteria for an exemption under section 408(a) of the Act because:

    (a) The investment of a Plan's assets in the PACE Program will be made and approved by a Plan fiduciary or participant that is independent of PaineWebber and its affiliates such that the Independent Fiduciary or Directing Participant will maintain complete discretion with respect to participating in the PACE Program.
    (b) An Independent Fiduciary or Directing Participant will have full discretion to redeem his or her shares in the Trust.

    (c) No Plan will pay a fee or commission by reason of the acquisition or redemption of shares in the Trust and PMAS nor will its affiliates receive 12b-1 Fees in connection with the transactions.

    (d) Prior to making an investment in the PACE Program, each Independent Fiduciary or Directing Participant will receive offering materials and disclosures from PMAS which disclose all material facts concerning the purpose, fees, structure, operation, risks and participation in the PACE Program.

    (e) PMAS will provide written documentation to an Independent Fiduciary or Directing Participant of its recommendations or evaluations based upon objective criteria.

    (f) With the exception of Mitchell Hutchins which will manage the PACE Money Market Investments Portfolio, any Sub-Adviser appointed to exercise investment discretion over a Portfolio will always be independent of PaineWebber and its affiliates.

    (g) The quarterly investment advisory fee that is paid by a Plan to PMAS for investment advisory services rendered to such Plan will be offset by such amount as is necessary to assure that Mitchell Hutchins retains 20 basis points from any Portfolio (with the exception of the PACE Money Market Investments Portfolio) on investment assets attributable to the Plan investor. However, the quarterly fee paid to Mitchell Hutchins for administrative services will be retained by Mitchell Hutchins and will not be offset against the outside fee.

    (h) Each participating Plan will receive copies of the Trust's semi-annual and annual report which will include financial statements for the Trust that have been prepared by independent, certified public accountants and investment management fees paid by each Portfolio.

    (i) On a quarterly and annual basis, PaineWebber will provide written disclosures to an Independent Fiduciary or, if applicable, Directing Participant, with respect to (1) the total, expressed in dollars,

----------------------------------
  (21) PaineWebber explains that the foregoing example illustrates the fact that Plan investors will get the benefit of the fee offset contemporaneously upon the payment of the outside fee. Because the inside fee is paid monthly and the fee offset is computed quarterly, the applicants also explain that PMAS does not receive the benefit of a "float" as a result of such calculations because the fee offset will always be realized no later than the time that the outside fee is paid. Since the inside fee is paid at the end of each calendar month, the applicants further explain that Plan investors will realize the full benefit of the offset before the time that the inside fee is paid for the second and third months of the calendar quarter.

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                              Prospectus Page B-13

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                     PaineWebber PACE Select Advisors Trust

       of each Portfolio's brokerage commissions that are paid to PaineWebber and its affiliates; (2) the total, expressed in dollars, of each Portfolio's brokerage commissions that are paid to unrelated brokerage firms; (3) the average brokerage commissions per share by the Trust to brokers affiliated with the PaineWebber, expressed as cents per share; and (4) the average brokerage commissions per share by the Trust to brokers unrelated to the PaineWebber and its affiliates, expressed as cents per share for any year in which brokerage commissions are paid to PaineWebber by the Trust Portfolios in which a Plan's assets are invested.
    For Further Information Contact: Ms. Jan D. Broady of the Department, telephone (202) 219-8881. (This is not a toll-free number.)

40000-40004 FEDERAL REGISTER VOL. 61, NO. 148           WEDNESDAY, JULY 31, 1996
[PROHIBITED TRANSACTION EXEMPTION 96-59; EXEMPTION
APPLICATION NO. D-09818, ET AL.]                                         NOTICES
GRANT OF INDIVIDUAL EXEMPTIONS; PAINEWEBBER INCORPORATED
AGENCY: Pension and Welfare Benefits Administration, Labor.
ACTION: GRANT OF INDIVIDUAL EXEMPTIONS.
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SUMMARY: This document contains exemptions issued by the Department of Labor (the Department) from certain of the prohibited transaction restrictions of the Employee Retirement Income Security Act of 1974 (the Act) and/or the Internal Revenue Code of 1986 (the Code).

    Notices were published in the FEDERAL REGISTER of the pendency before the Department of proposals to grant such exemptions. The notices set forth a summary of facts and representations contained in each application for exemption and referred interested persons to the respective applications for a complete statement of the facts and representations. The applications have been available for public inspection at the Department in Washington, D.C. The notices also invited interested persons to submit comments on the requested exemptions to the Department. In addition the notices stated that any interested person might submit a written request that a public hearing be held (where appropriate). The applicants have represented that they have complied with the requirements of the notification to interested persons. No public comments and no requests for a hearing, unless otherwise stated, were received by the Department.

    The notices of proposed exemption were issued and the exemptions are being granted solely by the Department because, effective December 31, 1978, section 102 of Reorganization Plan No. 4 of 1978 (43 FR 47713, October 17, 1978) transferred the authority of the Secretary of the Treasury to issue exemptions of the type proposed to the Secretary of Labor.

STATUTORY FINDINGS

In accordance with section 408(a) of the Act and/or section 4975(c)(2) of the Code and the procedures set forth in 29 CFR Part 2570, Subpart B (55 FR 32836, 32847, August 10, 1990) and based upon the entire record, the Department makes the following findings:

(a) The exemptions are administratively feasible;

(b) They are in the interests of the plans and their participants and beneficiaries; and

(c) They are protective of the rights of the participants and beneficiaries of the plans.

    PAINEWEBBER INCORPORATED (PAINEWEBBER), LOCATED IN NEW YORK, NY [Prohibited Transaction Exemption 96-59; Exemption Application No. D-09818]

                                   EXEMPTION

Section I. Covered Transactions

The restrictions of section 406(a) of the Act and the sanctions resulting from the application of section 4975 of the Code, by reason of section
4975(c)(1)(A) through (D) of the Code, shall not apply, effective August 18, 1995, to the purchase or redemption of shares by an employee benefit plan, a plan described in section 403(b) of the Code (the Section 403(b) Plan), an individual retirement account (the IRA) or a retirement plan for a self-employed individual (the Keogh Plan) (collectively referred to herein as the Plans) in the PaineWebber Managed Accounts Services Portfolio Trust (the Trust) established in connection with such Plans' participation in the PaineWebber PACE Program (the PACE Program).

    In addition, the restrictions of section 406(b) of the Act and the sanctions resulting from the application of section 4975 of the Code, by reason of section 4975(c)(1)(E) and (F) of the Code, shall not apply, effective August 18, 1995, to (a) the provision, by PaineWebber Managed Accounts Services (PMAS), a division of PaineWebber, of assetallocation and related services to an independent fiduciary of a Plan (the Independent Fiduciary) or to a directing participant (the Directing Participant) in a Plan that is covered under and permits participant selection as contemplated by the provisions of section 404(c) of the Act (the Section 404(c) Plan), which may result in the selection by the Independent Fiduciary or the Directing Participant of portfolios of the Trust (the Portfolios) in the PACE Program for the investment of Plan assets; and (b) the provision of investment management services by Mitchell Hutchins Asset Management, Inc. (Mitchell Hutchins) to the PACE Money Market Investments Portfolio of the Trust.

    This exemption is subject to the conditions set forth below in Section II.

Section II. General Conditions

(a) The participation of each Plan in the PACE Program is approved by an Independent Fiduciary or, if applicable, Directing Participant.

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                              Prospectus Page B-14

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                     PaineWebber PACE Select Advisors Trust

(b) As to each Plan, the total fees paid to PMAS and its affiliates constitute no more than reasonable compensation and do not include the receipt of fees pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the '40 Act) by PMAS and its affiliates in connection with the transactions.

(c) No Plan pays a fee or commission by reason of the acquisition or redemption of shares in the Trust.

(d) The terms of each purchase or redemption of Trust shares remain at least as favorable to an investing Plan as those obtainable in an arm's length transaction with an unrelated party.

(e) PMAS provides written documentation to an Independent Fiduciary or a Directing Participant of its recommendations or evaluations based upon objective criteria.

(f) Any recommendation or evaluation made by PMAS to an Independent Fiduciary or Directing Participant is implemented only at the express direction of such fiduciary or participant.

(g) PMAS provides investment advice in writing to an Independent Fiduciary or Directing Participant with respect to all Portfolios made available under the Plan.

(h) With the exception of the PACE Money Market Investments Portfolio, any sub-adviser (the Sub-Adviser) appointed by Mitchell Hutchins to exercise investment discretion with respect to a Portfolio is independent of PaineWebber and its affiliates.

(i) The quarterly fee that is paid by a Plan to PMAS for asset allocation and related services rendered to such Plan under the PACE Program (i.e., the outside fee) is offset by such amount as is necessary to assure that Mitchell Hutchins retains 20 basis points as a management fee from any Portfolio (with the exception of the PACE Money Market Investments Portfolio from which Mitchell Hutchins retains an investment management fee of 15 basis points) containing investments attributable to the Plan investor. However, the quarterly fee of 20 basis points that is paid to Mitchell Hutchins for administrative services is retained by Mitchell Hutchins and is not offset against the outside fee.

(j) With respect to its participation in the PACE Program prior to purchasing Trust shares,

    (1) Each Independent Fiduciary receives the following written or oral disclosures from PaineWebber:

        (A) A copy of the prospectus (the Prospectus) for the Trust discussing the investment objectives of the Portfolios comprising the Trust; the policies employed to achieve these objectives; the corporate affiliation existing between PaineWebber, PMAS, Mitchell Hutchins and their affiliates; the compensation paid to such entities; any additional information explaining the risks of investing in the Trust; and sufficient and understandable disclosures relating to rebalancing of investor accounts.

        (B) Upon written or oral request to PaineWebber, a Statement of Additional Information supplementing the Prospectus, which describes the types of securities and other instruments in which the Portfolios may invest, the investment policies and strategies that the Portfolios may utilize and certain risks attendant to those investments, policies and strategies.

        (C) An investor questionnaire.

        (D) A written analysis of PMAS's asset allocation recommendation of specific Portfolios.

        (E) A copy of the agreement between PMAS and such Plan relating to participation in the PACE Program.

        (F) Upon written request to Mitchell Hutchins, a copy of the respective investment advisory agreements between Mitchell Hutchins and the Sub-Advisers.

        (G) Copies of the proposed exemption and grant notice describing the exemptive relief provided herein.

    (2) In the case of a Section 404(c) Plan, the Independent Fiduciary will--

        (A) Make copies of the foregoing documents available to Directing Participants.

        (B) Allow Directing Participants to interact with PaineWebber Investment Executives and receive information relative to the services offered under the PACE Program, including the rebalancing feature, and the operation and objectives of the Portfolios.

    (3) If accepted as an investor in the PACE Program, an Independent Fiduciary of a Section 403(b) Plan, an IRA or a Keogh Plan, is required to acknowledge, in writing to PMAS, prior to purchasing Trust shares that such fiduciary has received copies of the documents described in paragraph (j)(1) of this Section II.

    (4) With respect to a Section 404(c) Plan, written acknowledgment of the receipt of such documents is provided by the Independent Fiduciary (i.e., the Plan administrator, trustee, investment manager or named fiduciary). Such Independent Fiduciary will be required to represent in writing to PMAS that such fiduciary is--

        (A) Independent of PaineWebber and its affiliates;

        (B) Knowledgeable with respect to the Plan in administrative matters and funding matters related thereto, and;

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                              Prospectus Page B-15

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                     PaineWebber PACE Select Advisors Trust

        (C) Able to make an informed decision concerning participation in the PACE Program.

    (5) With respect to a Plan that is covered under Title I of the Act, where investment decisions are made by a trustee, investment manager or a named fiduciary, such Independent Fiduciary is required to acknowledge, in writing, receipt of such documents and represent to PMAS that such fiduciary is

        (A) Independent of PMAS and its affiliates;

        (B) Capable of making an independent decision regarding the investment of Plan assets;

        (C) Knowledgeable with respect to the Plan in administrative matters and funding matters related thereto; and

        (D) Able to make an informed decision concerning participation in the PACE Program.

(k) As applicable, subsequent to its participation in the PACE Program, each Independent Fiduciary receives the following written or oral disclosures with respect to its ongoing participation in the PACE Program:

    (1) Written confirmations of each purchase or redemption transaction by the Plan with respect to a Portfolio.

    (2) Telephone access to quotations from PaineWebber of such Plan's account balance.

    (3) A monthly statement of account from PaineWebber specifying the net asset value of the Plan's investment in such account. Such statement is also anticipated to include cash flow and transaction activity during the month, unrealized gains or losses on Portfolio shares held; and a summary of total earnings and capital returns on the Plan's PACE Portfolio for the month and year-to-date.

    (4) The Trust's semi-annual and annual report which will include financial statements for the Trust and investment management fees paid by each Portfolio.

    (5) A written quarterly monitoring report that includes (a) a record of the Plan's PACE Program portfolio for the quarter and since inception, showing the rates of return relative to comparative market indices (illustrated in a manner that reflects the effect of any fees for participation in the PACE Program actually incurred during the period);
       (b) an investment outlook summary containing market commentary; and
       (c) the Plan's actual PACE Program portfolio with a breakdown, in both dollars and percentages, of the holdings in each portfolio. The quarterly monitoring report will also contain an analysis and an evaluation of a Plan investor's account to assist the investor to ascertain whether the Plan's investment objectives have been met and recommending, if required, changes in Portfolio allocations.

    (6) A statement, furnished at least quarterly or annually, specifying--

        (A) The total, expressed in dollars, of each Portfolio's brokerage commissions that are paid to PaineWebber and its affiliates;

        (B) The total, expressed in dollars, of each Portfolio's brokerage commissions that are paid to unrelated brokerage firms;

        (C) The average brokerage commissions per share that are paid by the Trust to brokers affiliated with PaineWebber, expressed as cents per share; and

        (D) The average brokerage commissions per share that are paid by the Trust to brokers unrelated to PaineWebber and its affiliates, expressed as cents per share for any year in which brokerage commissions are paid to PaineWebber by the Trust Portfolios in which a Plan's assets are invested.

    (7) Periodic meetings with a PaineWebber Investment Executive (or the appropriate PaineWebber representative) by Independent Fiduciaries to discuss the quarterly monitoring report or any other questions that may arise.

(1) In the case of a Section 404(c) Plan where the Independent Fiduciary has established an omnibus account in the name of the Plan (the Undisclosed Account) with PaineWebber, depending upon the arrangement negotiated by the Independent Fiduciary with PMAS, certain of the information noted above in subparagraphs (k)(1) through (k)(7) of this Section II may be provided by PaineWebber to the Directing Participants or to the Independent Fiduciary for dissemination to the Directing Participants.

(m) If previously authorized in writing by the Independent Fiduciary, the Plan investor's account is automatically rebalanced on a periodic basis to the asset allocation previously prescribed by the Plan or participant, as applicable, if the quarterly screening reveals that one or more Portfolio allocations deviates from the allocation prescribed by the investor by the agreed-upon formula threshold.

(n) The books and records of the Trust are audited annually by independent, certified public accountants and all investors are sent copies of an audited financial report no later than 60 days after the close of each Trust fiscal year.

(o) PaineWebber maintains, for a period of six years, the records necessary to enable the persons described in

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                     PaineWebber PACE Select Advisors Trust

   paragraph (p) of this Section II to determine whether the conditions of this exemption have been met, except that--

    (1) A prohibited transaction will not be considered to have occurred if, due to circumstances beyond the control of PaineWebber and/or its affiliates, the records are lost or destroyed prior to the end of the six year period; and

    (2) No party in interest other than PaineWebber shall be subject to the civil penalty that may be assessed under section 502(i) of the Act, or to the taxes imposed by section 4975 (a) and (b) of the Code, if the records are not maintained, or are not available for examination as required by paragraph (p)(l) of this Section II below.

(p) (1) Except as provided in subparagraph (p)(2) of this paragraph and notwithstanding any provisions of subsections (a)(2) and (b) of section 504 of the Act, the records referred to in paragraph (o) of this Section II are unconditionally available at their customary location during normal business hours by:

    (A) Any duly authorized employee or representative of the Department, the Internal Revenue Service (the Service) or the Securities and Exchange Commission (the SEC);

    (B) Any fiduciary of a participating Plan or any duly authorized representative of such fiduciary;

    (C) Any contributing employer to any participating Plan or any duly authorized employee representative of such employer; and

    (D) Any participant or beneficiary of any participating Plan, or any duly authorized representative of such participant or beneficiary.

(p) (2) None of the persons described above in paragraphs (p)(1)(B)-(p)(1)(D) of this paragraph (p) are authorized to examine the trade secrets of PaineWebber or Mitchell Hutchins or commercial or financial information which is privileged or confidential.

Section III. Definitions

For purposes of this exemption:

(a) The term "PaineWebber" means PaineWebber Incorporated and any affiliate of PaineWebber, as defined in paragraph (b) of this Section III.

(b) An "affiliate" of PaineWebber includes--

    (1) Any person directly or indirectly through one or more intermediaries, controlling, controlled by, or under common control with PaineWebber.

    (2) Any officer, director or partner in such person, and

    (3) Any corporation or partnership of which such person is an officer, director or a 5 percent partner or owner.

(c) The term "control" means the power to exercise a controlling influence over the management or policies of a person other than an individual.

(d) The term "Independent Fiduciary" means a Plan fiduciary which is independent of PaineWebber and its affiliates and is either

    (1) A Plan administrator, trustee, investment manager or named fiduciary of a Section 404(c) Plan or a Section 403(b) Plan;

    (2) A participant in a Keogh Plan;

    (3) An individual covered under a self-directed IRA which invests in Trust shares;

    (4) An employee, officer or director of PaineWebber and/or its affiliates covered by an IRA not subject to Title I of the Act;
    (5) A trustee, Plan administrator, investment manager or named fiduciary responsible for investment decisions in the case of a Title I Plan that does not permit individual direction as contemplated by Section
       404(c) of the Act; or

(e) The term "Directing Participant" means a participant in a Plan covered under the provisions of section 404(c) of the Act, who is permitted under the terms of the Plan to direct, and who elects to so direct, the investment of the assets of his or her account in such Plan.

(f) The term "Plan" means a pension plan described in 29 CFR 2510.3-2, a welfare benefit plan described in 29 CFR 2510.3-1, a plan described in section 4975(e)(1) of the Code, and in the case of a Section 404(c) Plan, the individual account of a Directing Participant.

EFFECTIVE DATE: This exemption will be effective as of August 18, 1995.

    For a more complete statement of the facts and representations supporting the Department's decision to grant this exemption, refer to the notice of proposed exemption (the Notice) published on March 22, 1996 at 61 FR 11882.

WRITTEN COMMENTS

The Department received one written comment with respect to the Notice and no requests for a public hearing. The comment was submitted by PaineWebber, PMAS and Mitchell Hutchins (collectively, the Applicants). Their comment is broken down into the areas discussed below.

(1) SECTION 403(b) PLAN PARTICIPATION. In addition to IRAs, Keogh Plans, Section 404(c) Plans and other types of employee benefit plans that will participate in the PACE Program, the Applicants represent that they wish to offer shares in the Trust to Plans that are described in section 403(b) of the Code. Therefore, the Applicants have requested that the Department include references to Section 403(b) Plans in the exemptive language set forth in
   Section I, in the conditional

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   language set forth in Sections II(j)(3) and III(d)(1) and in Representation 6 of the Summary of Facts and Representations (the Summary). The Department has revised the Notice accordingly.

(2) AVAILABLE PORTFOLIOS. Section II(g) of the Notice states that PMAS will provide investment advice in writing to an Independent Fiduciary or a Directing Participant with respect to all available Portfolios offered by the Trust. The Applicants note, however, that, in the case of a Section
   404(c) Plan, an Independent Fiduciary will determine the initial array of Portfolios among which the Directing Participants may allocate Plan assets, and that such fiduciary may decide to include less than all of the Portfolios in that array. Therefore, the Applicants have requested that the Department revise Section II(g) of the Notice as follows to make it clear that "available" Portfolios are those that will be selected by the Independent Fiduciary under such circumstances:

(g) PMAS provides investment advice in writing to an Independent Fiduciary or Directing Participant with respect to all Portfolios made available under the Plan.

    The Department has made the change requested by the Applicants.

    (3) INDEPENDENT FIDUCIARY ROLE. With respect to a Section 404(c) Plan,
       Section II(j)(4) of the Notice states that written acknowledgement of the receipt of initial disclosures from PaineWebber will be provided by the Independent Fiduciary who may be the Plan administrator, trustee, investment manager or the named fiduciary, as the record holder of Trust shares. The Applicants wish to clarify that because the trustee of a trust is generally the legal owner of trust assets, the Plan trustee rather than the Independent Fiduciary is the actual recordholder of Trust shares. Therefore, the Applicants request that the Department revise
       Section II(j)(4) of the Notice to read as follows:

    (4) With respect to a Section 404(c) Plan, written acknowledgement of the receipt of such documents is provided by the Independent Fiduciary (i.e., the Plan administrator, trustee, investment manager or named fiduciary).

    The Department has amended the Notice in this regard.

    (4) DIRECTING PARTICIPANT DISCLOSURE. Section II(1) of the Notice states, in relevant part, that if an Independent Fiduciary of a Section 404(c) Plan has established an Undisclosed Account with PaineWebber, certain disclosures will be provided by PaineWebber to the Directing Participants or to the Independent Fiduciary for dissemination to the Directing Participants, depending upon the arrangement negotiated with PMAS. In an effort to reflect the manner in which that information will be distributed or made available to Directing Participants and/or to the Independent Fiduciaries of Section 404(c) Plans, the Applicants request that the Department modify Section II(l) of the Notice.

    The Department has amended Section II(1) of the Notice to read as follows:

(1) In the case of a Section 404(c) Plan where the Independent Fiduciary has established an omnibus account in the name of the Plan (the Undisclosed Account) with PaineWebber, depending upon the arrangement negotiated by the Independent Fiduciary with PMAS, certain of the information noted above in subparagraphs (k)(1) through (k)(7) of this Section II may be provided by PaineWebber to the Directing Participants or to the Independent Fiduciary for dissemination to the Directing Participants.

    (5) DESCRIPTION OF PAINEWEBBER GROUP AND PAINEWEBBER. Representation
       1(a) of the Summary, states, in part, that the PaineWebber Group is a member of all principal securities and commodities exchanges in the United States and the National Association of Securities Dealers, Inc. It is also represented that PaineWebber Group holds memberships or associate memberships on several principal foreign securities and commodities exchanges. Although the Applicants furnished this information to the Department, they wish to clarify that these representations pertain to PaineWebber rather than to the Paine Webber Group. Therefore, they request that the Department make appropriate changes to the Summary.

    The Department has revised the language in Representation 1(b) of the Summary as follows:

    PaineWebber is a member of all principal securities and commodities exchanges in the United States and the National Association of Securities Dealers, Inc. It also holds memberships or associate memberships on several principal foreign securities and commodities exchanges.

    (6) NET ASSET VALUE PER SHARE. In pertinent part, Representation 2 of the Summary states that with the exception of the PACE Money Market Investments Portfolio, shares in the Trust were initially offered to the public by PaineWebber at a net asset value of $10 per share and that shares in the PACE Money Market Investments Portfolio are being offered to the public at a net asset value of $1.00 per share. The Applicants wish to clarify that with the exception of the PACE Money Market Investments Portfolio in which shares are offered to the public at a net asset value of $1.00 per share, shares in the other Portfolios were initially offered to the public at a net asset value of $12 per share.

    Accordingly, the Department has revised the sixth and seventh sentences of Representation 2 to read as follows:

    With the exception of the PACE Money Market Investments Portfolio, shares in each of the Portfolios were initially offered to the public at a net asset value of $12 per share. Shares in the PACE Money Market Investments Portfolio are offered to the public at a net asset value of $1.00 per share.

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                     PaineWebber PACE Select Advisors Trust

(7) MINIMUM INVESTMENTS. The second paragraph of Representation 3 of the Summary states, in part, that the minimum initial investment for a prospective investor in the PACE Program is $10,000. The Applicants note, however, that the minimum initial investment threshold for an investor is currently $25,000 and not $10,000. For Plan investors and Uniform Gift or Transfer to Minors Accounts, the Applicants wish to clarify that the minimum initial investment is presently $10,000.

    The Department has revised part of Representation 3 to read as follows:

    *** The minimum initial investment in the PACE Program currently is $25,000
        (except for Plans and Uniform Gift or Transfer to Minors Accounts, for which the minimum initial investment is currently $10,000).

(8) VALUATION OF PORTFOLIO SHARES. Footnote 10 of the Summary states, in part, that the net asset value of shares in the PACE Money Market Investments Portfolio is determined as of 12 p.m. each business day. To indicate that the net asset value of all Portfolio shares, including shares of the PACE Money Market Investments Portfolio, is being determined as of the close of regular trading on the New York Stock Exchange (currently 4 p.m., Eastern Time) each business day, the Applicants request that the Department modify Footnote 10 of the Summary.

    The Department has modified Footnote 10 to read as follows:

    The net asset value of each Portfolio's shares is determined as of the close of regular trading on the New York Stock Exchange (the NYSE) (currently,
4 p.m., Eastern Time) each business day. Each Portfolio's net asset value per share is determined by dividing the value of the securities held by the Portfolio plus any cash or other assets minus all liabilities by the total number of Portfolio shares outstanding.

    In addition, the Applicants have requested that Footnote 16 of the Summary be revised to incorporate the following language:

    *** The net asset value of each Portfolio's shares is determined as of the close of regular trading on the NYSE (currently, 4 p.m. Eastern Time) each business day. PaineWebber may, in the future, impose a minimum dollar threshold on rebalancing transactions in order to avoid DE MINIMUS transactions.

(9) PAYMENT OF REDEMPTION PROCEEDS. Representation 14 of the Summary states, in part, that a Portfolio will be required to transmit redemption proceeds for credit to an investor's account within 5 business days after receipt. Similarly, Representation 17 of the Summary sets forth the same time frame for the payment of the outside fee as well as the applicable fee if additional funds are invested during a calendar quarter. Because Federal Securities laws currently require PaineWebber to settle its obligations within three business days, the Applicants have requested that the Department revise the Summary to reflect the current timing of such payments.
    The Department does not object to these necessary revisions and has deleted references to the five business day requirement and inserted the phrase "three business days" in the fourth sentence of paragraph one of Representation 14, in the first sentence of paragraph two of Representation 17 and in the first sentence of paragraph three of Representation 17.

(10) BROKERAGE COMMISSION INFORMATION. Representation 22(i) of the Summary states, in part, that on a quarterly and annual basis, PaineWebber will provide written disclosures to an Independent Fiduciary or, if applicable, a Directing Participant regarding brokerage commissions that are paid to PaineWebber and/or its affiliates or to unrelated parties. The Applicants have requested that the Department revise this representation to reflect that brokerage commission information will be provided to the Independent Fiduciary and, depending on the arrangement negotiated between the Independent Fiduciary of a Section 404(c) Plan and PMAS, to a Directing Participant. The Applicants state that the language set forth in the Summary appears to indicate that PaineWebber will provide such information under all circumstances to Independent Fiduciaries and where applicable, to Directing Participants only.

    The Department has revised paragraph (i) of Representation 22 to read, in part, as follows:

(i) On a quarterly and annual basis, PaineWebber will provide written disclosures to an Independent Fiduciary and, depending on the arrangement negotiated with PMAS, a Directing Participant, with respect to (1) the total, expressed in dollars, of each Portfolio's brokerage commissions that are paid to PaineWebber and its affiliates;***

    After giving full consideration to the entire record, the Department has decided to grant the exemption subject to the modifications or clarifications described above. The Applicants' comment letter has been included as part of the public record of the exemption application. The complete application file, including all supplemental submissions received by the Department, is made available for public inspection in the Public Documents Room of the Pension and Welfare Benefits Administration, Room N-5638, U.S. Department of Labor, 200 Constitution Avenue, NW., Washington, DC 20210.

    FOR FURTHER INFORMATION CONTACT: Ms. Jan D. Broady of the Department, telephone (202) 219-8881. (This is not a toll-free number.)

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                     PaineWebber PACE Select Advisors Trust

TICKER SYMBOLS

PACE Money Market Investments                                 PCEXX
PACE Government Securities Fixed Income Investments           PCGTX
PACE Intermediate Fixed Income Investments                    PCIFX
PACE Strategic Fixed Income Investments                       PCSIX
PACE Municipal Fixed Income Investments                       PCMNX
PACE Global Fixed Income Investments                          PCGLX
PACE Large Company Value Equity Investments                   PCLVX
PACE Large Company Growth Equity Investments                  PCLCX
PACE Small/Medium Company Value Equity Investments            PCSVX
PACE Small/Medium Company Growth Equity Investments           PCSGX
PACE International Equity Investments                         PCIEX
PACE International Emerging Markets Equity Investments        PCEMX

If you want more information about the funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

Additional information about the funds' investments is available in the funds' annual and semi-annual reports to shareholders. In the funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CONTRACT PROSPECTUS:

The SAI provides more detailed information about the funds and is incorporated by reference into this prospectus.

You may discuss your questions about the funds by contacting your Financial Advisor. You may obtain free copies of the funds' annual and semi-annual reports and the SAI by contacting the funds directly at 1-800-647-1568.

You may review and copy information about the funds, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942-8090. You can get copies of reports and other information about the funds:

- For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102; or

- Free from the EDGAR Database on the SEC's Internet website at:
  http://www.sec.gov

PaineWebber PACE Select Advisors Trust
Investment Company Act File No. 811-8764

-C- 2000 PaineWebber Incorporated. All rights reserved.

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